UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2022
Columbia International ESG Equity Income ETF
(formerly Columbia Sustainable International Equity Income ETF)
Columbia U.S. ESG Equity Income ETF
(formerly Columbia Sustainable U.S. Equity Income ETF)

Strategic Beta ETFs | Annual Report 2022

Columbia International ESG Equity Income ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 7
Columbia U.S. ESG Equity Income ETF
Fund at a Glance 9
Manager Discussion of Fund Performance 12
Understanding Your Fund’s Expenses 14
Portfolio of Investments 15
Statement of Assets and Liabilities 21
Statement of Operations 22
Statement of Changes in Net Assets 23
Financial Highlights 24
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 35
Federal Income Tax Information 36
Trustees and Officers 37
Approval of Investment Management Services Agreement 45
Additional Information 48

FUND AT A GLANCE
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® International ESG Equity Income Index (Net).
* On October 14, 2022, the Fund changed its benchmark from the Beta Advantage® Sustainable
International Equity Income 100 Index (Net) to the Beta Advantage® International ESG Equity Income Index
(Net). The Life of the Fund Index performance for the Beta Advantage® Sustainable International Equity
Income 100 Index (Net) is for the period from June 13, 2016 to October 14, 2022 and the Life of the Fund
Index Performance for the Beta Advantage® International ESG Equity Income Index (Net) is for the period from October 14, 2022 through October 31, 2022.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
Effective October 14, 2022 (Index Change Date), Columbia International ESG Equity Income
ETF compares its performance to that of the Beta Advantage ® International ESG Equity Income
Index (Net) (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage ® Sustainable International Equity Income 100 Index
(Net) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name, tracked index, Investment Objective and Principal Investment Strategies.
The returns of the Former Index will be shown for a one-year transition period.
Also, prior to the Index Change Date, the Fund compared its performance to the MSCI World ex
USA Value Index, which changed to the MSCI EAFE Value Index, effective on the Index Change
Date.
The Fund’s performance prior to October 14, 2022 (Index Change Date) reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, result shown may have been different.
The Beta Advantage ® International ESG Equity Income Index (Net) (the New Index) aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality (ESGM) ratings based on
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year 5 Years Life
Market Price 06/13/16 -15.76 -1.36 3.63
Net Asset Value 06/13/16 -14.97 -1.70 2.86
{
Beta Advantage
}
® International ESG
Equity Income Index (Net) N/A* N/A* 5.66*
MSCI EAFE Value Index (Net) -16.35 -1.67 2.76
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) -15.80 -1.42 2.56*

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2022
Columbia Threadneedle’s proprietary ESG Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI EAFE
Index (Net) (the Investment Universe) in order to meet this objective.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) (the Former Index) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index (Net), ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from
Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net) and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® International ESG Equity Income Index (Net), the MSCI EAFE Value Index (Net) and the
Beta Advantage ® Sustainable International Equity Income 100 Index (Net), and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 5
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved. The Spliced Benchmark performance consists of the Beta Advantage ® Sustainable International
Equity Income 100 Index (Net) from June 13, 2016 to October 14, 2022 and the Beta Advantage ® International Equity ESG Equity Income Index (Net)
from October 14, 2022 through October 31, 2022.

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2022
Country breakdown (%) (at October 31, 2022 )
Austria 0 .8
Belgium 0 .3
Denmark 1 .7
France 6 .0
Germany 13 .9
Hong Kong 1 .6
Italy 0 .2
Japan 40 .3
Netherlands 10 .7
Norway 1 .9
Portugal 0 .3
Spain 6 .1
Sweden 4 .4
Switzerland 3 .1
United Kingdom 8 .5
United States
(a)
0 .2
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at October 31, 2022)
Industrials 22 .4
Energy 18 .6
Financials 17 .8
Information Technology 12 .4
Communication Services 10 .0
Utilities 6 .7
Health Care 4 .0
Consumer Staples 3 .1
Real Estate 2 .1
Materials 1 .6
Consumer Discretionary 1 .3
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 7
For the 12-month period that ended October 31, 2022, Columbia International ESG Equity Income ETF returned -14.97%
based on net asset value (NAV) and -15.76% based on market price. The inception of the Beta Advantage ® International
ESG Equity Income Index (Net) (the Index), against which the performance of the Fund is measured, was August 31,
2022, and therefore a one-year return is not available. The Fund’s former benchmark, the Beta Advantage ® Sustainable
International Equity Income 100 Index (Net), returned -15.80% during the annual period. To compare, the MSCI World ex
USA Value Index (Net) returned -15.27% for the annual period. The MSCI EAFE Value Index (Net) returned -16.35% for the same period.
The Fund had a NAV of $26.94 on October 31, 2021 and ended the annual period on October 31, 2022 with a NAV of
$21.99. The Fund’s market price on October 31, 2022 was $22.03 per share.
Market overview
International equities fell during the period overall, as investor sentiment deteriorated amid geopolitical risk and inflation concerns. In the last two months of 2021, when the period began, international equities generally advanced, as signs of economic recovery were seen despite the newly-emerging COVID-19 Omicron variant and the fresh domestic and travel restrictions imposed in many countries. However, for the first ten months of 2022, international equities declined overall.
Russia’s invasion of Ukraine and resulting sanctions by the West increased global uneasiness, already present, and weighed on economies due to lingering inflation and supply-chain issues. As energy and oil prices soared, many major stock market indices moved lower. European shares underperformed other regions. Europe’s dependence on Russian energy posed significant economic pressures, exacerbated by Russia shutting down its Nord Stream pipeline, Europe’s main artery for Russian gas, during the summer of 2022. In March 2022, the European Central Bank (ECB) responded to inflationary pressures, announcing plans to phase out its bond-buying program by September and to raise interest rates from its negative status to zero. The ECB finally raised its rates at consecutive policy meetings during the third quarter of 2022, ending an era of negative rates that began in 2014. In October 2022, European equities rallied along with international equity markets generally, benefiting from resilient third quarter 2022 corporate earnings and from optimism that the pace of interest rate increases could soon slow after the ECB raised its key rate again during the month.
In the U.K., the Bank of England reacted more quickly to rein in inflation, which had reached 40-year highs, by implementing a fifth consecutive bank rate hike in June 2022. The Bank of England raised its interest rates twice more during the third calendar quarter. In September 2022, the British government unveiled a larger than consensus expected government tax cut plan aimed at boosting economic growth, which sent borrowing costs soaring in the U.K. The Bank of
England quickly stepped in, stating it would temporarily buy longer dated U.K. government bonds in its effort to stabilize markets. In October 2022, Liz Truss stepped down as the U.K.’s prime minister, but a new prime minister, Rishi Sunak, was named four days later, stabilizing U.K. assets and driving U.K. equities to positive returns for the month.
Although Japan faced less direct exposure to Russia than Europe and had comparatively subdued inflation, Japanese stocks also moved lower with the global market. In contrast to the tightening policy of many, the Bank of Japan kept interest rates below zero coming out of a slower COVID-19 pandemic recovery. Japanese equities rallied in October 2022, even as the yen weakened against the U.S. dollar, but the Bank of Japan kept interest rates low, as policymakers doubted the sustainability of inflation levels into 2023.
Within the international equities market, both value and growth stocks generated double-digit negative absolute returns, but value stocks notably outpaced growth stocks, as growth-oriented stocks were hit particularly hard due to rising bond yields. Within the MSCI World ex USA Value Index (Net), energy was by far the best performing sector, the only sector to post a positive absolute return during the period. The weakest performing sectors in the MSCI World ex USA Value Index
(Net) were real estate, consumer discretionary and information technology, with each generating a robust double-digit negative absolute return during the annual period. From a country perspective, Singapore was the strongest performing constituent of the MSCI World ex USA Value Index (Net), the only one to post a positive absolute return during the period.
Included among those constituents generating negative absolute returns but still materially outperforming the MSCI
World ex USA Value Index (Net) during the period were Norway, Canada and the U.K. The weakest constituents of the
MSCI World ex USA Value Index (Net) were Austria, Luxembourg and Germany, which each posted a double-digit negative absolute return during the period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2022
The Fund’s notable contributors during the period
Index constituents in the financials, industrials and real estate sectors contributed most positively to the Index’s results relative to the MSCI World ex USA Value Index (Net) during the period.
From a country perspective, Index constituents in Germany, Japan and Australia contributed most positively to the
Index’s results relative to the MSCI World ex USA Value Index (Net) during the period.
Relative to the MSCI World ex USA Value Index (Net), an out-of-benchmark position in Dutch supplier of photolithography systems ASML Holding NV; an overweight position in Japanese trading and investment company Marubeni Corp.; and
an underweight position in German industrial manufacturing company Siemens AG-Reg contributed most positively.
During the period, ASML Holding NV and Marubeni Corp. each posted a positive absolute return, while Siemens AG-Reg generated a double-digit negative absolute return.
The Fund’s notable detractors during the period
Index constituents in the energy, consumer staples and health care sectors detracted from the Index’s results relative to the MSCI World ex USA Value Index (Net) during the period.
From a country perspective, Index constituents in the U.K., Canada and Finland detracted most from the Index’s results relative to the MSCI World ex USA Value Index (Net).
Relative to the MSCI World ex USA Value Index (Net), an overweight position in Japanese pharmaceuticals company
Santen Pharmaceutical Co., Ltd. and out-of-benchmark positions in Finnish retail conglomerate Kesko OYJ-B Shares and
Hong Kong-based stock and futures exchanges owner and operator Hong Kong Exchanges & Clearing Ltd. detracted most. Each generated a double-digit negative absolute return during the period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the Fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The
Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia U.S. ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 9
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® U.S. ESG Equity Income Index.
* On October 14, 2022, the Fund changed its benchmark from the Beta Advantage® Sustainable U.S.
Equity Income 100 Index (Gross) to the Beta Advantage® U.S. ESG Equity Income Index (Gross). The Life of
the Fund Index performance for the Beta Advantage® Sustainable U.S. Equity Income 100 Index (Gross) is
for the period from June 13, 2016 to October 14, 2022 and the Life of Fund Index performance for the Beta
Advantage® U.S. ESG Equity Income Index (Gross) is for the period from October 14, 2022 through October
31, 2022.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
Effective October 14, 2022 (Index Change Date), Columbia U.S. ESG Equity Income ETF compares its performance to that of the Beta Advantage ® U.S. ESG Equity Income Index (Gross) (the New Index). Prior
to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage ®
Sustainable U.S. Equity Income 100 Index (Gross) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name, tracked index, Investment Objective and Principal
Investment Strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to October 14, 2022 (Index Change Date) reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, result shown may have been different.
The Beta Advantage ® U.S. ESG Equity Income Index (Gross) (the New Index) aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality (ESGM) ratings based on Columbia Threadneedle’s proprietary
ESG Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI USA Index (the Investment Universe) in order to meet this objective.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) (the Former Index)
is designed to reflect the performance of the top 100 U.S. large and mid-cap companies
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year 5 Years Life
Market Price 06/13/16 1.27 9.62 11.72
Net Asset Value 06/13/16 1.22 9.56 11.63
{
Beta Advantage
}
® U.S. ESG Equity
Income Index (Gross) NA* NA* 6.94*
MSCI USA Value Index (Gross) -4.52 7.50 9.25
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) 0.61 9.74 10.97*

FUND AT A GLANCE
(continued)
Columbia U.S. ESG Equity Income ETF
(Unaudited)
10 Strategic Beta ETFs | Annual Report 2022
(excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

FUND AT A GLANCE
(continued)
Columbia U.S. ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 11
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved. The Spliced Benchmark performance consists of the Beta Advantage ® Sustainable U.S. Equity
Income 100 Index (Gross) from June 13, 2016 to October 14, 2022 and the Beta Advantage ® U.S. ESG Equity Income Index (Gross) from October 14,
2022 through October 31, 2022.
Portfolio breakdown (%) (at October 31, 2022 )
Common Stocks 98.9
Exchange-Traded Equity Funds 0.8
Money Market Funds 0.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2022)
Information Technology 19 .1
Financials 18 .5
Consumer Staples 15 .9
Industrials 13 .3
Energy 12 .4
Communication Services 7 .2
Utilities 6 .1
Consumer Discretionary 4 .7
Materials 2 .3
Health Care 0 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia U.S. ESG Equity Income ETF
(Unaudited)
12 Strategic Beta ETFs | Annual Report 2022
For the 12-month period that ended October 31, 2022, Columbia U.S. ESG Equity Income ETF returned 1.22% based on net asset value (NAV) and 1.27% based on market price. The inception of the Beta Advantage
®
U.S. ESG Equity Income
Index (gross) (the Index), against which the performance of the Fund is measured, was August 31, 2022, and therefore a one-year return is not available. The Fund’s former benchmark, the Beta Advantage
®
Sustainable U.S. Equity Income 100
Index returned 0.61% for the annual period. To compare, the MSCI USA Value Index (Gross) returned -4.52% for the same period.
The Fund had a NAV of $36.97 on October 31, 2021 and ended the annual period on October 31, 2022 with an NAV of
$36.28. The Fund’s market price on October 31, 2022 was $36.40 per share.
Market overview
U.S. equities fell during the period overall, as investor sentiment deteriorated amid a broad array of domestic and external factors. Early in the period, the emergence of the COVID-19 Omicron variant intensified concerns about the economic recovery. As these concerns eased somewhat, investor focus turned to inflation and interest rates for the remainder of the period. Inflation increased at its fastest pace in 40 years, with oil prices reaching their highest levels since 2008 before declining modestly. In an effort to reduce inflation, the U.S. Federal Reserve (Fed) raised interest rates for the first time since December 2018 in mid-March 2022 and then did so another four times, bringing the targeted federal funds rate to a range of 3.00% to 3.25%. Several global factors also contributed to risk-averse investor sentiment, most notably
Russia’s war with Ukraine, China’s COVID-19-related lockdowns, global supply-chain snags, and the emergence of an energy crisis in Europe. Unusual volatility in the global currency and fixed-income markets was an additional source of disruption. Together, these developments raised concerns about the potential for a slowdown in global economic growth and a concurrent decline in corporate earnings.
There were brief periods when U.S. equities rallied. For example, in December 2021, reports of positive economic data eased investors’ COVID-19 concerns and pushed U.S. equities higher. In mid-March 2022, when most U.S. equity indices were near year-to-date lows, oil price declines boosted investor sentiment, and despite the uncertainty surrounding the Fed’s future tightening, U.S. equities rallied in the last two weeks of the first quarter. In July through mid-August
2022, U.S. equities rallied, as investors appeared to grow increasingly optimistic the Fed would pivot toward a more accommodative policy. However, subsequent comments from Fed Chair Powell in late August, together with a stronger than consensus expected inflation report in early September, made it clear the Fed would continue to raise interest rates aggressively. In October 2022, U.S. equities advanced significantly, as corporate earnings overall proved better than many had feared, with the exception of mega-cap technology companies.
Still, within the broad U.S. equity market, all capitalization segments posted double-digit negative absolute returns for the period. Large-cap stocks were least weak, followed closely behind by mid-cap stocks and then small-cap stocks. Value stocks notably outpaced growth stocks across the capitalization spectrum, as growth-oriented stocks were hit particularly hard due to rising bond yields. Within the MSCI USA Value Index (Gross), energy was by far the best performing sector, followed at some distance by health care, consumer staples and utilities, the only sectors to post positive absolute returns during the period. The weakest performing sectors in the MSCI USA Value Index (Gross) were communication services, information technology and real estate, with each generating a robust double-digit negative absolute return during the period.
The Fund’s notable contributors during the period
Index constituents in the information technology, industrials and energy sectors contributed most positively to the
Index’s results relative to the MSCI USA Value Index (Gross) during the period.
Relative to the MSCI USA Value Index (Gross), overweight positions in insurance company The Allstate Corp., managed health care and insurance company Cigna Corp. and health care services company Cardinal Health, Inc. contributed most positively. Each generated a solid positive absolute return during the annual period.
The Fund’s notable detractors during the period
Index constituents in the materials and consumer discretionary sectors detracted from the Index’s results relative to the MSCI USA Value Index (Gross) — the only two sectors to do so during the period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia U.S. ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 13
Relative to the MSCI USA Value Index (Gross), overweight positions in consumer electronics retailer Best Buy Co. Inc., energy infrastructure company Kinder Morgan, Inc. and technology and specialty materials company Celanese Corp.
detracted most. Each posted a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the Fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions.
Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
14 Strategic Beta ETFs | Annual Report 2022
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2022 — October 31, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia International ESG Equity Income
ETF 1,000.00 1,000.00 872.70 1,022.94 2.12 2.29 0.45
Columbia U.S. ESG Equity Income ETF 1,000.00 1,000.00 990.40 1,023.44 1.76 1.79 0.35

PORTFOLIO OF INVESTMENTS
Columbia International ESG Equity Income ETF
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 15
Common Stocks 99.2%
Issuer Shares Value ($)
Austria  0.8%
OMV AG 370 17,056
Verbund AG 344 26,944
Total 44,000
Belgium  0.3%
Ageas SA/NV 455 15,753
Denmark  1.7%
AP Moller - Maersk A/S Class A 8 16,016
Novozymes A/S Class B 571 29,996
Orsted AS
(a)
550 45,372
Total 91,384
France  5.9%
Legrand SA 757 57,714
TotalEnergies SE 4,919 267,879
Total 325,593
Germany  13.9%
Brenntag SE 425 25,808
Commerzbank AG
(b)
2,847 22,781
Deutsche Post AG 2,858 101,435
Deutsche Telekom AG 8,557 162,075
E.ON SE 6,337 53,086
GEA Group AG 470 16,444
Infineon Technologies AG 3,672 89,424
Merck KGaA 364 59,360
Siemens AG 2,121 231,933
Total 762,346
Hong Kong  1.6%
Hong Kong Exchanges & Clearing Ltd. 3,346 89,086
Italy  0.2%
Amplifon SpA 354 8,796
Japan  40.1%
Advantest Corp. 540 28,556
AGC, Inc. 533 16,728
Asahi Group Holdings Ltd. 1,222 34,234
Asahi Kasei Corp. 3,167 20,338
Astellas Pharma, Inc. 4,847 66,736
Canon, Inc. 2,599 55,150
Chugai Pharmaceutical Co. Ltd. 1,780 41,316
Concordia Financial Group Ltd. 2,481 7,561
Dai-ichi Life Holdings, Inc. 2,460 39,018
Daiwa House Industry Co. Ltd. 1,418 28,735
ENEOS Holdings, Inc. 7,518 24,774
FUJIFILM Holdings Corp. 959 43,996
Hirose Electric Co. Ltd. 81 10,523
Hitachi Construction Machinery Co. Ltd. 285 5,587
Hitachi Ltd. 2,432 110,609
ITOCHU Corp. 3,223 83,462
Itochu Techno-Solutions Corp. 236 5,478
Japan Post Holdings Co. Ltd. 6,071 40,829
Japan Post Insurance Co. Ltd. 531 7,849
Kansai Electric Power Co., Inc. (The) 1,714 12,996
KDDI Corp. 3,922 115,970
Kirin Holdings Co. Ltd. 2,040 30,051
Koito Manufacturing Co. Ltd. 526 7,481
Komatsu Ltd. 2,315 44,358
Konami Group Corp. 266 11,686
Kyowa Kirin Co. Ltd. 662 15,611
Lixil Corp. 790 11,964
Marubeni Corp. 3,751 32,883
Mitsubishi Corp. 3,117 84,533
Mitsubishi Estate Co. Ltd. 2,899 36,531
Mitsubishi HC Capital, Inc. 1,726 7,409
Common Stocks (continued)
Issuer Shares Value ($)
Mitsubishi Heavy Industries Ltd. 702 24,182
Mitsubishi UFJ Financial Group, Inc. 29,218 137,505
Mitsui & Co. Ltd. 3,626 80,334
Mitsui Fudosan Co. Ltd. 2,291 43,921
Mizuho Financial Group, Inc. 6,217 67,175
MS&AD Insurance Group Holdings, Inc. 1,073 28,450
Murata Manufacturing Co. Ltd. 1,488 73,081
NEC Corp. 639 21,173
Nippon Telegraph & Telephone Corp. 5,660 155,899
Nitto Denko Corp. 398 20,966
Nomura Real Estate Holdings, Inc. 294 6,656
Ono Pharmaceutical Co. Ltd. 954 22,439
ORIX Corp. 3,139 46,145
Osaka Gas Co. Ltd. 940 13,926
Panasonic Holdings Corp. 6,064 43,429
SCSK Corp. 390 5,765
Sompo Holdings, Inc. 764 31,833
Sumitomo Chemical Co. Ltd. 3,779 12,738
Sumitomo Corp. 2,910 37,110
Sumitomo Mitsui Financial Group, Inc. 3,444 96,692
Sumitomo Mitsui Trust Holdings, Inc. 839 24,142
Suntory Beverage & Food Ltd. 337 11,291
Tokyo Gas Co. Ltd. 968 17,304
Toshiba Corp. 1,050 36,600
Toyota Tsusho Corp. 513 17,257
USS Co. Ltd. 505 7,634
Yamaha Motor Co. Ltd. 748 15,450
Z Holdings Corp. 7,551 19,539
Total 2,201,588
Netherlands  10.6%
ASML Holding NV 519 245,191
Koninklijke Ahold Delhaize NV 2,742 76,559
Shell PLC 9,488 262,612
Total 584,362
Norway  1.9%
Equinor ASA 2,465 90,178
Telenor ASA 1,807 16,424
Total 106,602
Portugal  0.3%
Jeronimo Martins SGPS SA 750 15,552
Spain  6.0%
Banco Bilbao Vizcaya Argentaria SA 17,297 89,050
Endesa SA 892 14,886
Iberdrola SA 17,662 179,362
Telefonica SA 14,144 48,718
Total 332,016
Sweden  4.4%
Hexagon AB Class B 5,900 58,304
Husqvarna AB Class B 1,159 6,880
Lifco AB Class B 664 9,587
Swedbank AB Class A 2,711 40,394
Tele2 AB Class B 1,446 11,845
Telefonaktiebolaget LM Ericsson Class B 7,595 42,200
Volvo AB Class B 4,273 69,912
Total 239,122
Switzerland  3.1%
Kuehne + Nagel International AG 142 30,280
UBS Group AG 8,897 141,106
Total 171,386
United Kingdom  8.4%
Ashtead Group PLC 1,271 66,583
BP PLC 64,451 356,037

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
NatWest Group PLC 14,857 40,164
Total 462,784
Total Common Stocks
(Cost $5,288,175) 5,450,370
Money Market Funds 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.103%
(c)
11,436 11,436
Total Money Market Funds
(Cost $11,436) 11,436
Total Investments in Securities
(Cost $5,299,611) 5,461,806
Other Assets & Liabilities, Net 35,135
Net Assets 5,496,941
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At
October 31, 2022, the total value of these securities amounted to $45,372, which represents 0.83% of total net assets.
(b) Non-income producing investment.
(c) The rate shown is the seven-day current annualized yield at October 31, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 17
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 44,000 – – 44,000
Belgium 15,753 – – 15,753
Denmark 91,384 – – 91,384
France 325,593 – – 325,593
Germany 762,346 – – 762,346
Hong Kong 89,086 – – 89,086
Italy 8,796 – – 8,796
Japan 2,201,588 – – 2,201,588
Netherlands 584,362 – – 584,362
Norway 106,602 – – 106,602
Portugal 15,552 – – 15,552
Spain 332,016 – – 332,016
Sweden 239,122 – – 239,122
Switzerland 171,386 – – 171,386
United Kingdom 462,784 – – 462,784
Total Common Stocks 5,450,370 – – 5,450,370
Money Market Funds 11,436 – – 11,436
Total Investments in Securities 5,461,806 – – 5,461,806
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. ESG Equity Income ETF
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements
18 Strategic Beta ETFs | Annual Report 2022
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  7.1%
Diversified Telecommunication Services 3.6%
Verizon Communications, Inc. 38,682 1,445,546
Media 3.5%
Comcast Corp. Class A 40,281 1,278,519
Paramount Global Class B 5,533 101,365
Total 1,379,884
Total Communication Services 2,825,430
Consumer Discretionary  4.6%
Auto Components 0.4%
BorgWarner, Inc. 2,045 76,749
Lear Corp. 530 73,516
Total 150,265
Distributors 0.5%
Genuine Parts Co. 1,211 215,388
Hotels, Restaurants & Leisure 0.2%
Vail Resorts, Inc. 367 80,421
Internet & Direct Marketing Retail 0.5%
eBay, Inc. 5,127 204,260
Multiline Retail 1.8%
Target Corp. 4,294 705,289
Specialty Retail 1.2%
Advance Auto Parts, Inc. 638 121,169
Best Buy Co., Inc. 1,979 135,384
Tractor Supply Co. 1,038 228,121
Total 484,674
Total Consumer Discretionary 1,840,297
Consumer Staples  15.7%
Beverages 5.9%
Brown-Forman Corp. Class B 2,744 186,592
Coca-Cola Co. (The) 29,390 1,758,992
Keurig Dr Pepper, Inc. 7,568 293,941
Molson Coors Beverage Co. Class B 1,761 88,807
Total 2,328,332
Food & Staples Retailing 0.7%
Kroger Co. (The) 6,107 288,800
Food Products 2.8%
General Mills, Inc. 5,080 414,427
Hormel Foods Corp. 2,471 114,778
Kellogg Co. 2,987 229,461
Kraft Heinz Co. (The) 9,581 368,581
Total 1,127,247
Household Products 5.2%
Church & Dwight Co., Inc. 2,169 160,788
Clorox Co. (The) 1,075 156,993
Procter & Gamble Co. (The) 13,148 1,770,641
Total 2,088,422
Personal Products 1.1%
Estee Lauder Cos., Inc. (The) Class A 2,131 427,244
Total Consumer Staples 6,260,045
Energy  12.2%
Energy Equipment & Services 2.1%
Halliburton Co. 7,185 261,678
Schlumberger Ltd. 11,125 578,834
Total 840,512
Oil, Gas & Consumable Fuels 10.1%
Chevron Corp. 11,474 2,075,647
Kinder Morgan, Inc. 16,953 307,188
Marathon Petroleum Corp. 4,138 470,159
Phillips 66 4,097 427,276
Valero Energy Corp. 3,351 420,718
Common Stocks (continued)
Issuer Shares Value ($)
Williams Cos., Inc. (The) 10,405 340,556
Total 4,041,544
Total Energy 4,882,056
Financials  18.3%
Banks 2.3%
Citizens Financial Group, Inc. 4,508 184,377
Regions Financial Corp. 8,347 183,217
Truist Financial Corp. 12,280 550,021
Total 917,615
Capital Markets 5.5%
Bank of New York Mellon Corp. (The) 7,390 311,193
Blackstone, Inc. 6,701 610,729
Carlyle Group, Inc. (The) 1,702 48,132
Intercontinental Exchange, Inc. 5,187 495,722
Moody's Corp. 1,757 465,377
State Street Corp. 3,363 248,862
Total 2,180,015
Consumer Finance 2.5%
American Express Co. 6,860 1,018,367
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 3,365 103,036
Insurance 7.7%
Aflac, Inc. 5,248 341,697
American International Group, Inc. 7,061 402,477
Chubb Ltd. 3,748 805,408
Hartford Financial Services Group, Inc. (The) 2,950 213,610
Lincoln National Corp. 1,414 76,172
MetLife, Inc. 5,983 438,015
Principal Financial Group, Inc. 2,218 195,472
Travelers Cos., Inc. (The) 2,162 398,803
Willis Towers Watson PLC 968 211,227
Total 3,082,881
Total Financials 7,301,914
Health Care  0.5%
Health Care Equipment & Supplies 0.5%
DENTSPLY SIRONA, Inc. 1,987 61,239
STERIS PLC 886 152,906
Total 214,145
Total Health Care 214,145
Industrials  13.2%
Aerospace & Defense 1.1%
L3Harris Technologies, Inc. 1,701 419,245
Air Freight & Logistics 3.1%
Expeditors International of Washington, Inc. 1,431 140,023
United Parcel Service, Inc. Class B 6,549 1,098,726
Total 1,238,749
Building Products 1.7%
A O Smith Corp. 1,221 66,886
Fortune Brands Home & Security, Inc. 1,216 73,349
Johnson Controls International PLC 6,284 363,467
Masco Corp. 2,110 97,630
Owens Corning 907 77,648
Total 678,980
Commercial Services & Supplies 0.8%
Cintas Corp. 788 336,909
Electrical Equipment 1.2%
Emerson Electric Co. 5,445 471,537
Industrial Conglomerates 1.8%
3M Co. 5,731 720,903
Machinery 3.0%
Cummins, Inc. 1,258 307,594
Dover Corp. 1,350 176,431

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements
Strategic Beta ETFs | Annual Report 2022 19
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
PACCAR, Inc. 3,100 300,173
Parker-Hannifin Corp. 1,225 356,010
Pentair PLC 1,579 67,818
Total 1,208,026
Professional Services 0.5%
Booz Allen Hamilton Holding Corp. 1,131 123,109
Robert Half International, Inc. 954 72,943
Total 196,052
Total Industrials 5,270,401
Information Technology  18.9%
Electronic Equipment, Instruments & Components 0.5%
CDW Corp. 1,224 211,519
IT Services 4.1%
Fidelity National Information Services, Inc. 5,693 472,462
International Business Machines Corp. 8,223 1,137,159
Total 1,609,621
Semiconductors & Semiconductor Equipment 13.9%
Analog Devices, Inc. 4,887 696,984
Applied Materials, Inc. 8,207 724,596
Intel Corp. 39,079 1,111,016
KLA Corp. 1,311 414,866
Lam Research Corp. 1,313 531,476
Microchip Technology, Inc. 5,052 311,911
NXP Semiconductors NV 2,439 356,289
QUALCOMM, Inc. 10,694 1,258,256
Skyworks Solutions, Inc. 1,503 129,273
Total 5,534,667
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 12,080 172,382
Total Information Technology 7,528,189
Materials  2.3%
Chemicals 0.9%
Ecolab, Inc. 2,294 360,319
Containers & Packaging 0.6%
Ball Corp. 2,909 143,675
International Paper Co. 3,257 109,468
Total 253,143
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 0.8%
Newmont Corp. 7,310 309,359
Total Materials 922,821
Utilities  6.1%
Electric Utilities 4.8%
Duke Energy Corp. 6,846 637,910
Edison International 3,442 206,658
Eversource Energy 3,063 233,646
Exelon Corp. 8,855 341,714
FirstEnergy Corp. 5,016 189,153
Xcel Energy, Inc. 4,809 313,114
Total 1,922,195
Multi-Utilities 1.3%
CMS Energy Corp. 2,558 145,934
NiSource, Inc. 3,686 94,693
Public Service Enterprise Group, Inc. 4,523 253,605
Total 494,232
Total Utilities 2,416,427
Total Common Stocks
(Cost $36,443,632) 39,461,725
Exchange-Traded Equity Funds 0.7%
Issuer Shares Value ($)
Financials  0.7%
Financial Select Sector SPDR Fund 8,870 301,403
Total Exchange-Traded Equity Funds
(Cost $276,924) 301,403
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.103%
(a)
119,927 119,927
Total Money Market Funds
(Cost $119,927) 119,927
Total Investments in Securities
(Cost $36,840,483) 39,883,055
Other Assets & Liabilities, Net 27,606
Net Assets 39,910,661
(a) The rate shown is the seven-day current annualized yield at October 31, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements
20 Strategic Beta ETFs | Annual Report 2022
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 2,825,430 – – 2,825,430
Consumer Discretionary 1,840,297 – – 1,840,297
Consumer Staples 6,260,045 – – 6,260,045
Energy 4,882,056 – – 4,882,056
Financials 7,301,914 – – 7,301,914
Health Care 214,145 – – 214,145
Industrials 5,270,401 – – 5,270,401
Information Technology 7,528,189 – – 7,528,189
Materials 922,821 – – 922,821
Utilities 2,416,427 – – 2,416,427
Total Common Stocks 39,461,725 – – 39,461,725
Exchange-Traded Equity Funds 301,403 – – 301,403
Money Market Funds 119,927 – – 119,927
Total Investments in Securities 39,883,055 – – 39,883,055
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 21
Columbia International
ESG Equity Income
ETF
Columbia U.S. ESG
Equity Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,299,611 and $36,840,483, respectively) $5,461,806 $39,883,055
Receivable for:
Dividends 23,361 42,809
Reclaims receivable 13,820 –
Total assets 5,498,987 39,925,864
Liabilities
Payable for:
Investment management fees 2,038 10,827
Due to custodian 8 –
Investments purchased – 4,376
Total liabilities 2,046 15,203
Net assets applicable to outstanding capital stock $5,496,941 $39,910,661
Represented by:
Paid-in capital $7,132,200 $39,049,836
Total distributable earnings (loss) (1,635,259) 860,825
Total - representing net assets applicable to outstanding capital stock $5,496,941 $39,910,661
Shares outstanding 250,000 1,100,000
Net asset value per share $21.99 $36.28

STATEMENT OF OPERATIONS
Year Ended October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2022
Columbia International
ESG Equity Income
ETF
Columbia U.S. ESG
Equity Income ETF
Investment Income:
Dividends - unaffiliated issuers $236,703 $821,275
Foreign taxes withheld (23,696) –
Total income 213,007 821,275
Expenses:
Investment management fees 23,648 93,242
Overdraft expense – 4
Total expenses 23,648 93,246
Net Investment Income 189,359 728,029
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (997,253) (2,228,893)
In-kind transactions - unaffiliated issuers – 322,232
Foreign currency translations (2,213) –
Net realized loss (999,466) (1,906,661)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (86,647) 2,400,148
Foreign currency translations (1,914) –
Net change in unrealized appreciation (depreciation) (88,561) 2,400,148
Net realized and unrealized gain (loss) (1,088,027) 493,487
Net Increase (Decrease) in net assets resulting from operations $(898,668) $1,221,516

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 23
Columbia International ESG Equity
Income ETF Columbia U.S. ESG Equity Income ETF
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income $189,359 $164,904 $728,029 $150,936
Net realized gain (loss) (999,466) 419,617 (1,906,661) 1,572,116
Net change in unrealized appreciation (depreciation) (88,561) 747,304 2,400,148 745,475
Net increase (decrease) in net assets resulting from operations (898,668) 1,331,825 1,221,516 2,468,527
Distributions to shareholders
Net investment income and net realized gains (205,543) (158,794) (808,579) (154,053)
Shareholder transactions
Proceeds from shares sold 1,212,245 – 35,848,578 3,117,247
Cost of shares redeemed – (1,104) (1,895,913) (4,971,142)
Net increase (decrease) in net assets resulting from shareholder transactions 1,212,245 (1,104) 33,952,665 (1,853,895)
Increase in net assets 108,034 1,171,927 34,365,602 460,579
Net Assets:
Net assets beginning of year 5,388,907 4,216,980 5,545,059 5,084,480
Net assets at end of year $5,496,941 $5,388,907 $39,910,661 $5,545,059
Capital stock activity
Shares outstanding, beginning of year 200,000 200,040 150,000 200,045
Subscriptions 50,000 – 1,000,000 100,000
Redemptions – (40) (50,000) (150,045)
Shares outstanding, end of year 250,000 200,000 1,100,000 150,000

FINANCIAL HIGHLIGHTS
Columbia International ESG Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2022
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
year
$26.94 $21.08 $25.78 $26.68 $30.59
Income (loss) from investment operations:
Net investment income 0.90 0.82 0.70 0.87 0.92
Net realized and unrealized gain (loss) (4.85) 5.83 (4.71) 0.50 (3.32)
Total from investment operations (3.95) 6.65 (4.01) 1.37 (2.40)
Less distributions to shareholders:
Net investment income (1.00) (0.79) (0.69) (1.01) (0.94)
Net realized gains – – – (1.26) (0.57)
Total distribution to shareholders (1.00) (0.79) (0.69) (2.27) (1.51)
Net asset value, end of year $21.99 $26.94 $21.08 $25.78 $26.68
Total Return at NAV (14.97)% 31.60% (15.68)% 6.05% (8.25)%
Total Return at Market (15.76)% 32.24% (15.02)% 8.74% (9.30)%
Ratios to average net assets:
Total gross expenses
(a)
0.45% 0.45%
(b)
0.45%
(b)
0.45%
(b)
0.45%
Total net expenses
(a)(c)
0.45% 0.45%
(b)
0.45%
(b)
0.45%
(b)
0.45%
Net investment income 3.60% 3.07% 3.08% 3.43% 3.11%
Supplemental data
Net assets, end of
year
(in thousands) $5,497 $5,389 $4,217 $5,157 $13,343
Portfolio turnover 177% 90% 98% 76% 82%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. ESG Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 25
Year Ended October 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
year
$36.97 $25.42 $28.60 $28.25 $30.30
Income (loss) from investment operations:
Net investment income 1.00 0.86 0.78 0.80 0.77
Net realized and unrealized gain (loss) (0.57)
(a)
11.53 (3.15) 1.44 0.64
Total from investment operations 0.43 12.39 (2.37) 2.24 1.41
Less distributions to shareholders:
Net investment income (0.88) (0.84) (0.74) (0.78) (0.75)
Net realized gains (0.24) – (0.07) (1.11) (2.71)
Total distribution to shareholders (1.12) (0.84) (0.81) (1.89) (3.46)
Net asset value, end of year $36.28 $36.97 $25.42 $28.60 $28.25
Total Return at NAV 1.22% 49.08% (8.18)% 9.19% 4.35%
Total Return at Market 1.27% 50.13% (8.64)% 9.04% 4.51%
Ratios to average net assets:
Total gross expenses
(b)
0.35%
(c)
0.35% 0.35% 0.35%
(c)
0.35%
Total net expenses
(b)(d)
0.35%
(c)
0.35% 0.35% 0.35%
(c)
0.35%
Net investment income 2.73% 2.55% 2.98% 2.94% 2.55%
Supplemental data
Net assets, end of
year
(in thousands) $39,911 $5,545 $5,084 $4,291 $4,239
Portfolio turnover 167% 77% 77% 56% 61%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2022
26 Strategic Beta ETFs | Annual Report 2022
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International ESG Equity Income ETF (formerly Columbia Sustainable International Equity
Income ETF) and Columbia U.S. ESG Equity Income ETF (formerly Columbia Sustainable U.S. Equity Income ETF). Each
Fund is diversified.
Effective October 14, 2022 Columbia Sustainable International Equity Income ETF was renamed Columbia International
ESG Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF was renamed Columbia U.S. ESG Equity
Income ETF.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 27
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
28 Strategic Beta ETFs | Annual Report 2022
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements.
The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an
18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 29
on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, re-characterization of distributions for investments, capital loss carryforwards, reversal of capital gains (losses) on a redemption-in-kind, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
Fund
Effective investment
management
fee rate (%)
Columbia International ESG Equity Income ETF 0.45
Columbia U.S. ESG Equity Income ETF 0.35
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia International ESG Equity Income ETF 17,194 (17,194) -
Columbia U.S. ESG Equity Income ETF (11,300) (306,196) 317,496

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
30 Strategic Beta ETFs | Annual Report 2022
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2022, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Year Ended October 31, 2022 Year Ended October 31, 2021
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia International ESG Equity Income ETF 205,543 - 205,543 158,794 - 158,794
Columbia U.S. ESG Equity Income ETF 808,579 - 808,579 154,053 - 154,053
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International ESG Equity Income ETF 36,704 - (1,812,813) 140,850
Columbia U.S. ESG Equity Income ETF 54,859 - (1,582,778) 2,388,744
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International ESG Equity Income ETF 5,320,956 313,398 (172,548) 140,850
Columbia U.S. ESG Equity Income ETF 37,494,311 2,891,118 (502,374) 2,388,744
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia International ESG Equity Income ETF 717,900 1,094,913 1,812,813 -
Columbia U.S. ESG Equity Income ETF 1,582,778 - 1,582,778 -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International ESG Equity Income ETF 9,255,625 9,258,970
Columbia U.S. ESG Equity Income ETF 42,752,881 42,800,454

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 31
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2022, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2022, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the year ended October 31, 2022.
Note 8. Significant risks
Environmental, social and governance investment research tools risk
The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment
Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend upon the quality and accuracy of the assumptions and framework (which may be amended over time) upon which these research tools are based, as well as the accuracy and availability of data they employ, which may be based on proprietary and/or third-party research, or may be provided by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect the respective ESGM Rating and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The
Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors.
Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index.
Funds Contributions ($)
Columbia International ESG Equity Income ETF 1,199,958
Columbia U.S. ESG Equity Income ETF 35,693,910
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia International ESG Equity Income ETF - - -
Columbia U.S. ESG Equity Income ETF 1,565,680 1,887,912 322,232

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
32 Strategic Beta ETFs | Annual Report 2022
The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia International ESG Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.  Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia International ESG Equity Income ETF may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region.
Columbia International ESG Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe.
Columbia International ESG Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, whether in the public or private sector, significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan.
Columbia International ESG Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 33
upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Funds’ investment in Japanese securities, the Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in Japan.
Industrials sector risk
Columbia International ESG Equity Income ETF is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
34 Strategic Beta ETFs | Annual Report 2022
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

Strategic Beta ETFs | Annual Report 2022 35
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia U.S. ESG Equity Income ETF and
Columbia International ESG Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia U.S. ESG Equity Income ETF and Columbia International ESG Equity Income ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 22, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2022
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2022 . Shareholders will be notiﬁed in early 2023 of the amounts for use in preparing 2022 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Fund DRD QDI
Columbia International ESG Equity Income ETF 0.00% 65.12%
Columbia U.S. ESG Equity Income ETF 100.00% 100.00%
Columbia International ESG Equity Income ETF
Foreign Taxes Paid $23,315
Foreign Taxes Paid Per Share 0.09
Foreign Source Income 236,131
Foreign Source Income Per Share 0.94

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 37
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee)
since 2019; Director,
Apollo Commercial
Real Estate Finance,
Inc. since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to Independent Trustees of CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since
1997; former Board of
Governors, Innovation
Institute, MA Technology
Collaborative 2010-2020;
former Board of Directors,
The MA Business
Roundtable, 2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 41
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2022
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 43
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal
Executive Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 –
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds 2015 - 2021; officer of Columbia
Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2022
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 45
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia International ESG Equity Income ETF and Columbia U.S. ESG
Equity Income ETF (each, a Fund and collectively, the Funds). Under an investment management services agreement (the
IMS Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and
June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
46 Strategic Beta ETFs | Annual Report 2022
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle
East, and Africa (EMEA) asset management business.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception), for each of the Funds: (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks, (v) the net assets of the Fund and (vi) index tracking error data of the Fund. The Board observed that each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 47
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered
2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

ADDITIONAL INFORMATION
48 Strategic Beta ETFs | Annual Report 2022
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN271_10_M01_(12/22)
CET001681
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2022
Columbia Diversified Fixed Income Allocation ETF

Strategic Beta ETFs | Annual Report 2022

Fund at a Glance 3
Manager Discussion of Fund Performance 6
Understanding Your Fund’s Expenses 8
Portfolio of Investments 9
Statement of Assets and Liabilities 22
Statement of Operations 23
Statement of Changes in Net Assets 24
Financial Highlights 25
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 34
Trustees and Officers 35
Approval of Investment Management Services Agreement 44
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
Columbia Diversified Fixed Income Allocation ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Multi-Sector Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year 5 Years Life
Market Price 10/12/17 -18.87 -0.47 -0.50
Net Asset Value 10/12/17 -18.80 -0.44 -0.49
{
Beta Advantage®
}
Multi-Sector Bond Index -19.31 -0.45 -0.45
Bloomberg U.S. Aggregate Bond Index -15.68 -0.54 -0.53

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (October 12, 2017 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.

FUND AT A GLANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 5
Quality breakdown (%) (at October 31, 2022)
AAA rating 38.7
AA rating 1.7
A rating 0.1
BBB rating 25.6
BB rating 21.9
B rating 12.0
Not rated 0.0
(a)
Total 100.0
(a) Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at October 31, 2022 )
Corporate Bonds 43.8
Foreign Government Obligations 22.7
U.S. Government & Agency Obligations 13.4
U.S. Treasury Obligations 18.7
Money Market Funds 1.4
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2022
For the 12-month period that ended October 31, 2022, Columbia Diversified Fixed Income Allocation ETF returned
-18.80% based on net asset value (NAV) and -18.87% based on market price. The Beta Advantage
®
Multi-Sector Bond
Index (the Index), against which the performance of the Fund is measured, returned -19.31% during the same period. To compare, the Bloomberg U.S. Aggregate Bond Index returned -15.68% for the same period.
The Fund had a NAV of $21.29 on October 31, 2021 and ended the annual period on October 31, 2022 with a NAV of
$16.80. The Fund’s market price on October 31, 2022 was $16.80 per share.
Market overview
As the annual period began in the last two months of 2021, the impending end of pandemic-era accomodative monetary policy was front of mind for investors. Inflation remained high, while U.S. unemployment approached pre-COVID-19 levels. In November, Jerome Powell was reappointed U.S. Federal Reserve (Fed) Chair, and the Fed’s tapering of its asset purchases was officially launched. Entering 2022, investors were anticipating the Fed’s well-signaled pivot to a more hawkish stance to address the highest inflation in decades. (Hawkish tends to suggest higher interest rates; opposite of dovish.) The inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which drove commodities prices higher. As expected, the Fed implemented a 25 basis point increase in the targeted federal funds rate at its mid-
March meeting, the first such move since December 2018. (A basis point is 1/100th of a percentage point.) In addition, the Fed ended the bond purchase program it had used to keep longer term borrowing costs low. In the following months, historically high inflation led the Fed to raise short-term interest rates four more times, for a total of an additional 275 basis points, bringing the targeted federal funds rate to a range of 3.00% to 3.25%. In response, U.S. Treasury yields surged to their highest levels in more than a decade. (There is an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.) Elsewhere, the European Central Bank surprised observers by raising its interest rates by 50 basis points in July and by another 75 basis points in September.
October 2022 brought a reminder from the Fed of the long and variable lags of its monetary policy. U.S. housing sales plummeted as mortgage rates moved higher. However, most other areas of the economy had yet to show signs of a crunch from Fed policy by the end of the annual period, including the U.S. labor market. Indeed, following notably weak performance in September 2022, high-yield bonds posted strong returns in October, buoyed by widely held hopes of smaller hikes, or potentially a pause, from the Fed some time in 2023. Finally, geopolitical concerns continued to roil investor risk sentiment around the globe, including the ongoing Russia/Ukraine war and accompanying European energy crisis, the shuttering of China’s economy under its government’s zero-COVID-19 policy, and spiking U.S./China tensions over Taiwan. Outside of the U.S., central banks in Canada, Australia and the Eurozone presaged a potential moderation in hikes with smaller rate increases. In the U.K., the fallout from the new government’s budget and bond market volatility led to the resignation of one prime minister and the quick appointment of another. And perhaps most consequential, China held its Party Congress, where Xi Jinping was reappointed to his third term as Premier.
For the annual period overall, U.S. Treasury yields rose significantly across the yield curve, or spectrum of maturities.
Spread, or non-government bond, sectors, generated negative absolute returns as well. Emerging markets debt and U.S.
investment-grade corporate bonds were among the worst performers, followed at some distance by mortgage-backed securities, with each sector underperforming U.S. Treasuries during the period. Treasury inflation-protected securities and
U.S. high-yield corporate bonds outperformed U.S. Treasuries for the period. As a whole, the global fixed-income market, as measured by the Bloomberg Global Aggregate Index, underperformed the U.S. fixed-income market, as measured by the Bloomberg U.S. Aggregate Bond Index during the annual period.
The Fund’s notable contributors during the period
Having less duration exposure to the U.S. fixed-income market than the Bloomberg U.S. Aggregate Bond Index contributed positively to the Index’s relative results given that U.S. Treasury yields climbed aggressively during the period.
Having exposure to U.S. high-yield corporate debt, which is not held in the Bloomberg U.S. Aggregate Bond Index, boosted the Index’s relative results.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 7
Having an underweight to U.S. investment-grade corporate debt relative to the Bloomberg U.S. Aggregate Bond Index, added value as well.
The Fund’s notable detractors during the period
Having more duration exposure to the non-U.S. developed markets fixed-income markets, which are not held in the
Bloomberg U.S. Aggregate Bond Index, detracted from the Index’s relative results, as sovereign debt yields rose significantly during the period.
Having exposure to emerging markets sovereign and quasi-sovereign debt, which is not held in the Bloomberg U.S.
Aggregate Bond Index, hurt the Index’s relative results.
Having exposure to global non-U.S. dollar-denominated sovereign debt detracted from the Index’s results relative to the
Bloomberg U.S. Aggregate Bond Index, as the U.S. dollar appreciated in value materially during the period.
Fixed income securities involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2022
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2022 — October 31, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 923.10 1,023.79 1.36 1.43 0.28

PORTFOLIO OF INVESTMENTS
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 9
Corporate Bonds 49 .1%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.2%
Arconic Corp.
6.125%, 02/15/28
(a)
340,000 318,580
Boeing Co. (The)
5.150%, 05/01/30 1,466,000 1,355,289
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 633,777
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
599,000 583,368
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 391,266
Textron, Inc.
3.000%, 06/01/30 86,000 70,451
3.900%, 09/17/29 92,000 81,105
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,996,000 2,954,369
8.000%, 12/15/25
(a)
464,000 472,138
Total 6,860,343
Airlines 1.4%
Air Canada
3.875%, 08/15/26
(a)
237,000 209,618
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,440,000 1,372,376
5.750%, 04/20/29
(a)
2,513,000 2,286,833
Delta Air Lines, Inc.
7.375%, 01/15/26 1,067,000 1,090,970
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
743,000 685,484
Southwest Airlines Co.
2.625%, 02/10/30 193,000 153,634
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 93,325
4.625%, 04/15/29
(a)
2,360,000 2,026,106
Total 7,918,346
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 218,000 177,392
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 351,856
Total 529,248
Automotive 0.8%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
690,000 553,274
Aptiv PLC
4.350%, 03/15/29 100,000 89,253
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
611,000 595,933
Ford Motor Co.
3.250%, 02/12/32 1,462,000 1,097,860
Ford Motor Credit Co. LLC
3.375%, 11/13/25 1,400,000 1,272,178
General Motors Financial Co., Inc.
3.600%, 06/21/30 654,000 535,298
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 545,000 473,013
Lear Corp.
4.250%, 05/15/29 100,000 87,779
Total 4,704,588
Banking 1.6%
Banco Santander SA
2.749%, 12/03/30 400,000 276,696
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 411,398
Bank of America Corp.
2.482%, (US 5 Year CMT T-Note +
1.200%), 09/21/36
(b)
800,000 571,451
Barclays PLC
2.894%, (US 1 Year CMT T-Note +
1.300%), 11/24/32
(b)
500,000 355,232
Capital One Financial Corp.
3.750%, 07/28/26 204,000 186,586
Citizens Financial Group, Inc.
2.638%, 09/30/32 288,000 205,036
3.250%, 04/30/30 100,000 82,427
Deutsche Bank AG/New York NY
3.035%, (SOFRRATE + 1.718%),
05/28/32
(b)
750,000 528,071
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
1,200,000 851,385
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 357,182
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
500,000 458,412
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
500,000 397,450
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 137,584
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
375,000 341,113
KeyCorp
Series MTN, 2.250%, 04/06/27 202,000 173,567
Series MTN, 2.550%, 10/01/29 138,000 111,121
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
948,000 673,495
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
233,000 207,237
NatWest Group PLC
3.032%, (US 5 Year CMT T-Note +
2.350%), 11/28/35
(b)
500,000 345,872
Santander Holdings USA, Inc.
4.400%, 07/13/27 107,000 96,772
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 158,162
SVB Financial Group
1.800%, 02/02/31 64,000 43,962
3.125%, 06/05/30 200,000 156,791
Synchrony Financial
5.150%, 03/19/29 85,000 76,174
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
1,652,000 1,233,907
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
200,000 171,732
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
339,000 241,159

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
190,000 170,475
Total 9,020,449
Brokerage/Asset Managers/Exchanges 0.6%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 81,377
CI Financial Corp.
3.200%, 12/17/30 440,000 318,275
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
645,000 427,014
3.625%, 10/01/31
(a)
650,000 391,048
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
600,000 471,545
Jefferies Financial Group, Inc.
2.750%, 10/15/32 150,000 103,959
4.850%, 01/15/27 278,000 261,075
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
596,000 521,727
Nasdaq, Inc.
1.650%, 01/15/31 180,000 132,749
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 227,209
3.103%, 01/16/30 200,000 157,794
Stifel Financial Corp.
4.000%, 05/15/30 180,000 153,175
Total 3,246,947
Building Materials 0.5%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
907,000 725,865
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29 180,000 147,820
Martin Marietta Materials, Inc.
2.400%, 07/15/31 500,000 384,386
Masco Corp.
2.000%, 02/15/31 345,000 254,941
Owens Corning
3.875%, 06/01/30 200,000 171,970
Standard Industries, Inc.
3.375%, 01/15/31
(a)
344,000 257,821
4.375%, 07/15/30
(a)
925,000 749,002
Vulcan Materials Co.
3.500%, 06/01/30 316,000 269,067
Total 2,960,872
Cable and Satellite 2.7%
Altice Financing SA
5.000%, 01/15/28
(a)
980,000 782,977
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
2,690,000 2,241,245
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 618,072
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,080,000 1,014,792
CSC Holdings LLC
4.500%, 11/15/31
(a)
2,000,000 1,557,452
6.500%, 02/01/29
(a)
270,000 254,218
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,620,000 1,406,592
5.750%, 12/01/28
(a)
1,799,000 1,451,948
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,600,000 1,470,736
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
516,000 481,399
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
510,000 435,464
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
649,000 597,080
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 175,592
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
800,000 664,731
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
940,000 855,345
VZ Secured Financing BV
5.000%, 01/15/32
(a)
775,000 621,736
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 843,905
Total 15,473,284
Chemicals 0.5%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,076,000 971,960
Dow Chemical Co. (The)
4.800%, 11/30/28 145,000 138,484
FMC Corp.
3.450%, 10/01/29 310,000 264,340
Huntsman International LLC
2.950%, 06/15/31 50,000 37,351
LYB International Finance III LLC
2.250%, 10/01/30 100,000 76,428
NewMarket Corp.
2.700%, 03/18/31 290,000 217,928
Nutrien Ltd.
2.950%, 05/13/30 250,000 206,696
Sherwin-Williams Co. (The)
2.950%, 08/15/29 185,000 156,784
Tronox, Inc.
4.625%, 03/15/29
(a)
725,000 562,710
Westlake Corp.
3.375%, 06/15/30 114,000 94,750
Total 2,727,431
Construction Machinery 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
730,000 617,394
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
714,000 610,859
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 878,800
Total 2,107,053
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
656,000 562,316
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
372,000 356,096
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
1,800,000 1,511,133
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 410,458
Block Financial LLC
2.500%, 07/15/28 90,000 73,918
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
314,000 269,839

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
eBay, Inc.
2.600%, 05/10/31 480,000 375,793
2.700%, 03/11/30 50,000 40,693
Expedia Group, Inc.
2.950%, 03/15/31 514,000 390,506
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,132,000 983,141
5.750%, 04/15/26
(a)
25,000 24,440
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, 04/15/30
(a)
408,000 283,283
Service Corp International
3.375%, 08/15/30 435,000 347,774
Total 5,629,390
Consumer Products 0.2%
GSK Consumer Healthcare Capital US LLC
3.625%, 03/24/32
(a)
1,000,000 843,184
Hasbro, Inc.
3.900%, 11/19/29 36,000 31,122
Whirlpool Corp.
2.400%, 05/15/31 60,000 45,245
4.750%, 02/26/29 63,000 58,704
Total 978,255
Diversified Manufacturing 0.9%
Carlisle Cos., Inc.
2.750%, 03/01/30 500,000 403,004
3.750%, 12/01/27 4,000 3,649
Carrier Global Corp.
2.722%, 02/15/30 605,000 497,065
Dover Corp.
2.950%, 11/04/29 80,000 67,824
Flowserve Corp.
3.500%, 10/01/30 128,000 102,198
Johnson Controls International PLC
3.900%, 02/14/26 73,000 69,551
Raytheon Technologies Corp.
4.125%, 11/16/28 406,000 378,068
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 173,023
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,094,000 980,915
Vertiv Group Corp.
4.125%, 11/15/28
(a)
600,000 521,784
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 363,604
7.250%, 06/15/28
(a)
1,517,000 1,538,542
Xylem, Inc.
1.950%, 01/30/28 240,000 201,411
2.250%, 01/30/31 160,000 125,696
Total 5,426,334
Electric 2.0%
AES Corp. (The)
2.450%, 01/15/31 100,000 75,529
Ameren Corp.
3.500%, 01/15/31 310,000 263,517
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 78,785
Avangrid, Inc.
3.800%, 06/01/29 29,000 25,400
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 676,023
5.125%, 03/15/28
(a)
820,000 729,547
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
915,000 761,549
4.750%, 03/15/28
(a)
126,000 116,874
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 198,497
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 386,055
4.250%, 06/01/28 188,000 175,307
Duke Energy Corp.
2.450%, 06/01/30 591,000 472,494
Edison International
5.750%, 06/15/27 63,000 61,538
Entergy Corp.
2.400%, 06/15/31 380,000 288,351
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 367,604
Exelon Corp.
4.050%, 04/15/30 240,000 216,131
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 120,789
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 413,343
2.250%, 06/01/30 95,000 75,428
NRG Energy, Inc.
3.625%, 02/15/31
(a)
664,000 528,457
3.875%, 02/15/32
(a)
607,000 479,236
Pacific Gas and Electric Co.
2.500%, 02/01/31 1,330,000 992,906
4.550%, 07/01/30 70,000 61,388
PG&E Corp.
5.000%, 07/01/28 130,000 117,871
5.250%, 07/01/30 1,020,000 903,414
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 148,736
Puget Energy, Inc.
4.100%, 06/15/30 240,000 209,597
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 471,998
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 754,624
5.625%, 02/15/27
(a)
797,000 759,570
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 151,329
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 268,489
Total 11,350,376
Environmental 0.1%
Republic Services, Inc.
1.750%, 02/15/32 48,000 35,651
2.375%, 03/15/33 305,000 233,867
Waste Connections, Inc.
4.250%, 12/01/28 237,000 220,746
Waste Management, Inc.
1.150%, 03/15/28 305,000 247,010
1.500%, 03/15/31 131,000 99,552
Total 836,826
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,950,000 1,464,067

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Air Lease Corp.
2.875%, 01/15/32 448,000 334,925
Aon Corp.
2.800%, 05/15/30 400,000 328,271
Ares Capital Corp.
3.875%, 01/15/26 190,000 170,544
Blackstone Secured Lending Fund
2.125%, 02/15/27 44,000 35,398
2.850%, 09/30/28 150,000 114,580
First American Financial Corp.
4.000%, 05/15/30 280,000 228,571
GATX Corp.
4.700%, 04/01/29 86,000 79,074
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,321,049 1,059,167
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 340,037
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 150,000 124,535
OneMain Finance Corp.
7.125%, 03/15/26 1,391,000 1,339,145
Owl Rock Capital Corp.
2.625%, 01/15/27 380,000 303,998
3.125%, 04/13/27 100,000 80,425
3.400%, 07/15/26 68,000 57,930
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
840,000 709,758
Total 6,770,425
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 284,000 253,649
Aramark Services, Inc.
5.000%, 02/01/28
(a)
1,533,000 1,397,515
Campbell Soup Co.
2.375%, 04/24/30 49,000 39,248
Conagra Brands, Inc.
4.850%, 11/01/28 90,000 85,209
Constellation Brands, Inc.
3.150%, 08/01/29 369,000 316,055
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
650,000 625,598
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 92,080
General Mills, Inc.
4.200%, 04/17/28 30,000 28,406
Ingredion, Inc.
2.900%, 06/01/30 55,000 44,915
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
74,000 67,572
JM Smucker Co. (The)
2.375%, 03/15/30 245,000 195,982
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 500,000 438,595
Kraft Heinz Foods Co.
3.750%, 04/01/30 550,000 488,118
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
630,000 550,828
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 33,288
2.500%, 04/15/30 372,000 299,688
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Mondelez International, Inc.
2.750%, 04/13/30 187,000 155,488
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
100,000 85,051
5.500%, 10/15/27
(a)
1,017,000 968,059
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,770,000 1,496,235
Sysco Corp.
5.950%, 04/01/30 352,000 359,060
US Foods, Inc.
6.250%, 04/15/25
(a)
612,000 612,109
Total 8,632,748
Foreign Agencies 4.5%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,364,181
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 267,223
Series REGS, 4.848%, 09/26/28 3,850,000 3,640,708
Ecopetrol SA
4.625%, 11/02/31 4,960,000 3,432,392
6.875%, 04/29/30 66,000 54,197
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,159,971
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 527,488
Indian Railway Finance Corp. Ltd.
Series REGS, 2.800%, 02/10/31 1,000,000 749,733
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 868,061
Series REGS, 5.375%, 04/24/30 1,830,000 1,507,036
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 835,892
Series REGS, 3.650%, 07/30/29 732,000 630,847
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 1,100,000 1,040,072
Petrobras Global Finance BV
5.600%, 01/03/31 3,463,000 3,144,343
Petroleos Mexicanos
5.950%, 01/28/31 810,000 583,929
6.625%, 06/15/35 5,500,000 3,740,174
6.700%, 02/16/32 174,000 131,011
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 614,000 499,818
4.500%, 06/18/29 2,000,000 1,726,341
Total 25,903,417
Gaming 1.6%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
1,920,000 1,874,436
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
675,000 659,961
CDI Escrow Issuer, Inc.
5.750%, 04/01/30
(a)
1,000,000 902,539
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 165,717
Las Vegas Sands Corp.
3.200%, 08/08/24 695,000 660,932
3.500%, 08/18/26 1,500,000 1,307,081
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
1,400,000 765,758
Sands China Ltd.
5.900%, 08/08/28 780,000 614,564

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 427,743
VICI Properties LP
5.125%, 05/15/32 500,000 443,243
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
64,000 58,273
4.625%, 12/01/29
(a)
80,000 70,068
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
1,638,000 953,083
5.625%, 08/26/28
(a)
200,000 118,109
Total 9,021,507
Health Care 2.6%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 226,464
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 159,442
Baxter International, Inc.
2.539%, 02/01/32 500,000 382,374
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 230,248
Boston Scientific Corp.
2.650%, 06/01/30 270,000 223,200
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
2,049,000 1,633,753
8.000%, 03/15/26
(a)
480,000 413,863
Cigna Corp.
2.400%, 03/15/30 240,000 195,197
4.375%, 10/15/28 510,000 479,338
CommonSpirit Health
2.782%, 10/01/30 48,000 37,263
3.347%, 10/01/29 30,000 25,192
CVS Health Corp.
3.250%, 08/15/29 565,000 490,595
DaVita, Inc.
3.750%, 02/15/31
(a)
1,442,000 1,046,335
4.625%, 06/01/30
(a)
1,132,000 882,600
DH Europe Finance II Sarl
2.600%, 11/15/29 24,000 20,420
HCA, Inc.
3.500%, 09/01/30 850,000 703,229
Hologic, Inc.
3.250%, 02/15/29
(a)
944,000 802,526
IQVIA, Inc.
5.000%, 05/15/27
(a)
900,000 857,113
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 63,538
3.600%, 09/01/27 20,000 18,411
Medline Borrower LP
3.875%, 04/01/29
(a)
2,602,000 2,125,308
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 142,103
PerkinElmer, Inc.
3.300%, 09/15/29 400,000 336,683
Quest Diagnostics, Inc.
2.800%, 06/30/31 240,000 192,579
Smith & Nephew PLC
2.032%, 10/14/30 376,000 277,196
Stryker Corp.
1.950%, 06/15/30 610,000 479,160
Tenet Healthcare Corp.
4.875%, 01/01/26
(a)
1,017,000 961,291
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.125%, 06/15/30
(a)
515,000 478,873
6.250%, 02/01/27
(a)
735,000 706,159
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
200,000 149,419
Total 14,739,872
Healthcare Insurance 0.2%
Centene Corp.
3.000%, 10/15/30 700,000 562,044
Elevance Health, Inc.
2.550%, 03/15/31 500,000 404,613
Humana, Inc.
2.150%, 02/03/32 136,000 102,327
Total 1,068,984
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
3.100%, 02/15/30 256,000 206,234
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 123,797
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 466,650
4.625%, 08/01/29 245,000 195,739
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 76,710
3.625%, 10/01/29 276,000 219,891
Physicians Realty LP
2.625%, 11/01/31 150,000 111,487
Ventas Realty LP
4.400%, 01/15/29 97,000 87,651
Welltower, Inc.
2.800%, 06/01/31 500,000 385,823
Total 1,873,982
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 80,443
NVR, Inc.
3.000%, 05/15/30 90,000 72,999
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 287,252
Total 440,694
Independent Energy 1.8%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 40,609
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 511,911
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,295,000 1,182,391
6.750%, 03/01/29
(a)
84,000 80,435
ConocoPhillips
4.300%, 08/15/28 76,000 70,437
Coterra Energy, Inc.
4.375%, 03/15/29
(a)
230,000 211,850
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
155,000 149,881
Devon Energy Corp.
4.500%, 01/15/30 422,000 386,059
Diamondback Energy, Inc.
3.500%, 12/01/29 206,000 178,002
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
767,000 746,707
EQT Corp.
7.000%, 02/01/30 240,000 246,219

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Matador Resources Co.
5.875%, 09/15/26 505,000 496,163
MEG Energy Corp.
7.125%, 02/01/27
(a)
871,000 886,362
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 195,420
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,439,000 1,396,126
Occidental Petroleum Corp.
6.625%, 09/01/30 1,600,000 1,665,238
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 495,959
Southwestern Energy Co.
4.750%, 02/01/32 1,400,000 1,213,417
Total 10,153,186
Industy 0.1%
Otis Worldwide Corp.
2.565%, 02/15/30 556,000 452,878
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
320,000 314,223
Leisure 0.8%
Carnival Corp.
5.750%, 03/01/27
(a)
2,603,000 1,806,530
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 615,782
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 256,687
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
890,000 885,302
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(a)
880,000 947,417
Total 4,511,718
Life Insurance 0.1%
Athene Holding Ltd.
3.500%, 01/15/31 360,000 281,734
6.150%, 04/03/30 192,000 186,099
Globe Life, Inc.
2.150%, 08/15/30 200,000 151,885
Total 619,718
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 163,955
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
1,495,000 1,190,222
Hyatt Hotels Corp.
4.375%, 09/15/28 66,000 58,937
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 334,000 300,104
Total 1,713,218
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 66,296
Media and Entertainment 2.2%
Activision Blizzard, Inc.
1.350%, 09/15/30 271,000 205,782
AMC Networks, Inc.
4.250%, 02/15/29 820,000 636,083
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
657,000 591,233
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 185,040
Fox Corp.
3.500%, 04/08/30 436,000 369,953
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
796,000 639,650
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 260,000 195,616
4.750%, 03/30/30 90,000 81,691
Netflix, Inc.
5.875%, 11/15/28 1,944,000 1,931,088
News Corp.
3.875%, 05/15/29
(a)
664,000 570,850
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
1,645,000 1,443,293
Paramount Global
4.950%, 01/15/31 718,000 627,531
RELX Capital, Inc.
3.000%, 05/22/30 290,000 241,717
ROBLOX Corp.
3.875%, 05/01/30
(a)
800,000 656,683
TEGNA, Inc.
4.625%, 03/15/28 405,000 385,393
5.000%, 09/15/29 901,000 860,212
Twitter, Inc.
5.000%, 03/01/30
(a)
500,000 503,177
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 739,025
6.625%, 06/01/27
(a)
680,000 671,089
Warnermedia Holdings, Inc.
4.279%, 03/15/32
(a)
1,432,000 1,157,294
Total 12,692,400
Media Cable 0.7%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
2,200,000 1,980,036
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
840,000 709,291
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,316,000 1,135,944
Total 3,825,271
Metals and Mining 0.6%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
474,000 470,622
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
854,000 678,869
Freeport-McMoRan, Inc.
4.625%, 08/01/30 346,000 306,281
Newmont Corp.
2.250%, 10/01/30 617,000 476,708
Novelis Corp.
4.750%, 01/30/30
(a)
940,000 799,608
Nucor Corp.
2.700%, 06/01/30 274,000 223,584
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 75,478
Steel Dynamics, Inc.
3.250%, 01/15/31 334,000 271,637
3.450%, 04/15/30 70,000 58,940
Vale Overseas Ltd.
3.750%, 07/08/30 334,000 275,342
Total 3,637,069

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Midstream 2.3%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 242,038
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 302,000 263,893
Cheniere Energy Partners LP
4.000%, 03/01/31 1,760,000 1,485,169
4.500%, 10/01/29 219,000 193,357
Cheniere Energy, Inc.
4.625%, 10/15/28 1,055,000 973,358
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 665,716
DCP Midstream Operating LP
5.375%, 07/15/25 175,000 171,046
DT Midstream, Inc.
4.125%, 06/15/29
(a)
864,000 746,689
4.375%, 06/15/31
(a)
400,000 337,019
Enbridge, Inc.
3.125%, 11/15/29 217,000 185,118
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
606,000 506,277
6.500%, 07/01/27
(a)
464,000 452,333
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 368,000 357,274
ITT Holdings LLC
6.500%, 08/01/29
(a)
413,000 332,443
Kinder Morgan, Inc.
2.000%, 02/15/31 449,000 337,204
Kinetik Holdings LP
5.875%, 06/15/30
(a)
650,000 614,548
MPLX LP
2.650%, 08/15/30 272,000 214,186
4.125%, 03/01/27 31,000 28,806
National Fuel Gas Co.
2.950%, 03/01/31 300,000 225,187
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
1,464,000 1,325,448
ONEOK, Inc.
4.350%, 03/15/29 8,000 7,114
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 500,000 417,436
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 310,089
5.000%, 03/15/27 116,000 111,782
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 468,000 385,632
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 460,820
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
400,000 346,057
4.125%, 08/15/31
(a)
1,130,000 966,063
Western Midstream Operating LP
3.350%, 02/01/25 2,000 1,901
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 376,129
3.500%, 11/15/30 300,000 253,510
Total 13,293,642
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 184,000 168,371
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.600%, 05/01/30 240,000 206,994
Total 375,365
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 599,000 477,296
Corporate Office Properties LP
2.000%, 01/15/29 123,000 91,755
Highwoods Realty LP
2.600%, 02/01/31 136,000 98,734
Kilroy Realty LP
3.050%, 02/15/30 228,000 178,025
Office Properties Income Trust
2.400%, 02/01/27 81,000 55,743
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 96,657
Total 998,210
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 113,000 96,248
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 512,814
6.250%, 05/15/26 899,000 863,373
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 301,767
Total 1,677,954
Other Industry 0.0%
Coherent Corp.
5.000%, 12/15/29
(a)
180,000 154,185
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 89,847
Total 244,032
Other REIT 0.6%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 49,120
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 351,602
CubeSmart LP
2.000%, 02/15/31 98,000 71,547
4.375%, 02/15/29 260,000 235,185
Digital Realty Trust LP
3.600%, 07/01/29 146,000 125,895
EPR Properties
3.750%, 08/15/29 222,000 162,758
Extra Space Storage LP
2.550%, 06/01/31 240,000 181,708
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
622,000 507,192
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 327,454
Life Storage LP
2.200%, 10/15/30 240,000 179,525
LXP Industrial Trust
2.700%, 09/15/30 236,000 180,851
Prologis LP
1.750%, 02/01/31 198,000 149,442
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 281,012
Service Properties Trust
4.350%, 10/01/24 596,000 547,347

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
WP Carey, Inc.
2.400%, 02/01/31 300,000 225,964
Total 3,576,602
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 145,000 133,679
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 243,511
Total 377,190
Packaging 0.6%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 202,408
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 688,200
Avery Dennison Corp.
2.650%, 04/30/30 444,000 351,877
Ball Corp.
2.875%, 08/15/30 308,000 239,602
3.125%, 09/15/31 1,000,000 766,833
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 378,532
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
740,000 654,906
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 183,884
Total 3,466,242
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 532,000 443,341
Packaging Corp. of America
3.000%, 12/15/29 208,000 173,137
Rayonier LP
2.750%, 05/17/31 150,000 115,517
Suzano Austria GmbH
3.750%, 01/15/31 580,000 464,888
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 76,847
WRKCo, Inc.
3.000%, 06/15/33 280,000 212,566
Total 1,486,296
Pharmaceuticals 1.3%
AbbVie, Inc.
3.200%, 11/21/29 1,609,000 1,404,682
Amgen, Inc.
2.200%, 02/21/27 690,000 612,601
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
1,031,000 827,584
Biogen, Inc.
2.250%, 05/01/30 295,000 231,901
Gilead Sciences, Inc.
1.200%, 10/01/27 60,000 49,388
1.650%, 10/01/30 435,000 334,841
Jazz Securities DAC
4.375%, 01/15/29
(a)
1,000,000 886,994
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
800,000 704,133
5.125%, 04/30/31
(a)
1,840,000 1,562,286
Royalty Pharma PLC
2.200%, 09/02/30 200,000 151,584
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 780,000 615,921
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Viatris, Inc.
2.700%, 06/22/30 228,000 170,732
Zoetis, Inc.
2.000%, 05/15/30 28,000 22,070
Total 7,574,717
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 147,665
Assurant, Inc.
2.650%, 01/15/32 40,000 28,829
Brown & Brown, Inc.
2.375%, 03/15/31 300,000 221,715
Enstar Group Ltd.
3.100%, 09/01/31 365,000 252,404
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 235,644
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 116,613
3.400%, 06/15/30 260,000 208,892
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 60,052
Markel Corp.
3.350%, 09/17/29 330,000 280,449
Willis North America, Inc.
4.500%, 09/15/28 381,000 350,159
Total 1,902,422
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 396,815
CSX Corp.
3.250%, 06/01/27 197,000 180,629
Total 577,444
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 505,000 364,600
Refining 0.1%
Marathon Petroleum Corp.
3.800%, 04/01/28 10,000 8,981
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 489,496
Phillips 66 Co.
3.150%, 12/15/29
(a)
120,000 101,304
Valero Energy Corp.
4.350%, 06/01/28 21,000 19,771
Total 619,552
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
120,000 105,571
4.000%, 10/15/30
(a)
2,457,000 2,005,022
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 558,000 476,925
Starbucks Corp.
2.550%, 11/15/30 620,000 506,320
Yum! Brands, Inc.
3.625%, 03/15/31 890,000 714,541
4.625%, 01/31/32 493,000 420,969
Total 4,229,348
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 364,000 269,823

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 70,760
Brixmor Operating Partnership LP
4.050%, 07/01/30 105,000 87,392
4.125%, 05/15/29 110,000 94,055
Federal Realty Investment Trust
3.500%, 06/01/30 300,000 250,385
Kimco Realty Corp.
2.700%, 10/01/30 29,000 22,839
Kite Realty Group Trust
4.750%, 09/15/30 195,000 166,154
Regency Centers LP
3.700%, 06/15/30 342,000 288,396
Spirit Realty LP
3.200%, 02/15/31 60,000 45,944
STORE Capital Corp.
2.750%, 11/18/30 240,000 199,201
Total 1,225,126
Retailers 0.9%
Advance Auto Parts, Inc.
3.900%, 04/15/30 234,000 198,251
AutoNation, Inc.
4.750%, 06/01/30 120,000 103,581
AutoZone, Inc.
4.000%, 04/15/30 468,000 420,803
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
776,000 695,287
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 93,149
Dollar General Corp.
3.500%, 04/03/30 240,000 209,705
3.875%, 04/15/27 37,000 34,742
Dollar Tree, Inc.
4.000%, 05/15/25 214,000 207,547
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
600,000 507,835
Lowe's Cos., Inc.
2.625%, 04/01/31 365,000 292,164
3.650%, 04/05/29 449,000 403,887
O'Reilly Automotive, Inc.
4.200%, 04/01/30 320,000 291,695
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,367,315
Ross Stores, Inc.
1.875%, 04/15/31 150,000 111,994
Total 4,937,955
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,512,000 1,250,982
4.625%, 01/15/27
(a)
247,000 229,083
Kroger Co. (The)
3.700%, 08/01/27 199,000 184,108
Total 1,664,173
Technology 4.2%
Amdocs Ltd.
2.538%, 06/15/30 160,000 125,281
Amphenol Corp.
2.800%, 02/15/30 212,000 176,423
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Autodesk, Inc.
2.850%, 01/15/30 120,000 100,135
Avnet, Inc.
3.000%, 05/15/31 175,000 130,528
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 608,792
Block, Inc.
3.500%, 06/01/31 1,618,000 1,302,597
Broadcom, Inc.
3.137%, 11/15/35
(a)
500,000 346,805
3.469%, 04/15/34
(a)
1,150,000 860,764
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 132,313
2.900%, 12/01/29 45,000 37,098
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 360,000 295,113
CGI, Inc.
2.300%, 09/14/31 45,000 33,061
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
240,000 207,878
Cloud Software Group Holdings, Inc.
6.500%, 03/31/29
(a)
1,250,000 1,084,502
CommScope, Inc.
4.750%, 09/01/29
(a)
1,500,000 1,269,909
6.000%, 03/01/26
(a)
473,000 457,411
Dell International LLC / EMC Corp.
5.300%, 10/01/29 650,000 607,918
Entegris Escrow Corp.
5.950%, 06/15/30
(a)
600,000 548,275
Equinix, Inc.
2.150%, 07/15/30 656,000 499,914
3.200%, 11/18/29 38,000 31,897
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 568,918
Flex Ltd.
4.875%, 06/15/29 144,000 128,948
Fortinet, Inc.
2.200%, 03/15/31 220,000 165,820
Global Payments, Inc.
3.200%, 08/15/29 526,000 436,791
GoTo Group, Inc.
5.500%, 09/01/27
(a)
844,000 491,807
HP, Inc.
2.650%, 06/17/31 506,000 372,225
Imola Merger Corp.
4.750%, 05/15/29
(a)
1,346,000 1,167,216
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 220,244
5.250%, 07/15/30
(a)
1,108,000 960,961
Jabil, Inc.
3.000%, 01/15/31 250,000 194,175
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 102,887
Keysight Technologies, Inc.
3.000%, 10/30/29 75,000 62,810
Kyndryl Holdings, Inc.
2.700%, 10/15/28 150,000 108,434
3.150%, 10/15/31 292,000 181,696
Leidos, Inc.
2.300%, 02/15/31 500,000 368,146

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 155,110
Micron Technology, Inc.
4.663%, 02/15/30 75,000 66,888
Motorola Solutions, Inc.
4.600%, 05/23/29 46,000 42,279
MSCI, Inc.
3.875%, 02/15/31
(a)
778,000 655,434
4.000%, 11/15/29
(a)
478,000 415,038
NCR Corp.
5.125%, 04/15/29
(a)
735,000 616,259
NetApp, Inc.
2.700%, 06/22/30 250,000 200,934
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 510,000 422,930
Open Text Corp.
3.875%, 02/15/28
(a)
796,000 682,935
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
686,000 546,152
Oracle Corp.
2.875%, 03/25/31 1,613,000 1,271,781
Qorvo, Inc.
4.375%, 10/15/29 134,000 114,560
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/71
(a),(b)
600,000 408,989
S&P Global, Inc.
4.250%, 05/01/29
(a)
151,000 140,912
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
670,000 629,821
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 504,930
ServiceNow, Inc.
1.400%, 09/01/30 488,000 359,494
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,337,000 1,242,574
VMware, Inc.
2.200%, 08/15/31 626,000 456,097
Vontier Corp.
2.950%, 04/01/31 500,000 351,082
Western Union Co. (The)
2.750%, 03/15/31 330,000 241,748
Workday, Inc.
3.800%, 04/01/32 300,000 256,605
Total 24,170,244
Tobacco 0.2%
Altria Group, Inc.
4.800%, 02/14/29 390,000 359,032
BAT Capital Corp.
2.259%, 03/25/28 635,000 502,501
Vector Group Ltd.
5.750%, 02/01/29
(a)
410,000 358,986
Total 1,220,519
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 388,280
3.400%, 02/15/28 18,000 16,264
GXO Logistics, Inc.
2.650%, 07/15/31 190,000 135,792
Total 540,336
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wireless 1.8%
Altice Financing SA
5.750%, 08/15/29
(a)
500,000 393,739
Altice France SA
5.500%, 10/15/29
(a)
2,600,000 1,981,877
American Tower Corp.
1.875%, 10/15/30 250,000 184,202
3.800%, 08/15/29 19,000 16,584
Crown Castle International Corp.
2.100%, 04/01/31 400,000 298,802
SBA Communications Corp.
3.125%, 02/01/29 1,640,000 1,328,852
3.875%, 02/15/27 327,000 295,535
Sprint Corp.
7.625%, 03/01/26 843,000 878,336
T-Mobile USA, Inc.
2.550%, 02/15/31 200,000 158,108
3.875%, 04/15/30 2,129,000 1,883,864
VEON Holdings BV
3.375%, 11/25/27
(a)
1,028,000 524,280
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
730,000 592,475
VMware, Inc.
4.700%, 05/15/30 208,000 186,337
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
1,513,000 1,443,426
Total 10,166,417
Wirelines 1.7%
AT&T, Inc.
2.550%, 12/01/33 1,035,000 763,552
4.300%, 02/15/30 495,000 451,851
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
620,000 542,421
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,500,000 1,356,808
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
1,020,000 840,614
4.625%, 09/15/27
(a)
380,000 330,634
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
1,120,000 953,290
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,255,000 1,243,523
Verizon Communications, Inc.
2.355%, 03/15/32 2,180,000 1,650,680
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
1,120,000 969,501
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
1,029,000 794,745
Total 9,897,619
Total Corporate Bonds
(Cost $336,762,617) 281,159,424
Foreign Government Obligations
(d) ,(e)
25 .4%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 31,000 19,390
Series 160, 1.000%, 12/21/30 AUD 2,888,000 1,493,728
Series 163, 1.000%, 11/21/31 AUD 7,577,000 3,816,231
Brazilian Government International Bond
4.625%, 01/13/28 200,000 187,995

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 19
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
3.875%, 06/12/30 10,034,000 8,477,009
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 6,224,000 5,260,218
Canadian Government Bond
1.250%, 06/01/30 CAD 8,006,000 5,077,056
Colombia Government International Bond
4.500%, 03/15/29 430,000 347,670
3.125%, 04/15/31 6,490,000 4,460,638
Dominican Republic International Bond
Series REGS, 4.500%, 01/30/30 1,632,000 1,313,106
Series REGS, 4.875%, 09/23/32 5,612,000 4,340,528
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 2,976,727
Series REGS, 3.250%, 01/15/30 307,000 249,610
French Republic Government Bond OAT
1.500%, 05/25/31 EUR 5,607,000 5,152,256
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 1,840,000 1,701,701
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 6,871,000 4,923,558
Indonesia Government International Bond
3.850%, 10/15/30 207,000 185,416
Series REGS, 8.500%, 10/12/35 3,266,000 3,839,718
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29 EUR 330,000 357,397
6.000%, 05/01/31 EUR 4,344,000 4,928,721
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 2,900,000 2,272,500
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 900,000 6,002
Series 360, 0.100%, 09/20/30 JPY 785,000,000 5,224,154
Series 362, 0.100%, 03/20/31 JPY 1,500,000 9,964
Japan Government Twenty Year Bond
Series 128, 1.900%, 06/20/31 JPY 2,000,000 15,338
Series 123, 2.100%, 12/20/30 JPY 3,000,000 23,187
Series 145, 1.700%, 06/20/33 JPY 1,000,000 7,649
Mexico Government International Bond
3.250%, 04/16/30 1,450,000 1,222,304
2.659%, 05/24/31 5,762,000 4,477,196
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 8,275,000 4,460,908
Series 0531, 1.500%, 05/15/31 NZD 1,450,000 676,505
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 64,370,000 5,293,149
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 5,000,000 4,756,837
Series REGS, 5.625%, 01/17/28 1,283,000 1,224,535
Panama Government International Bond
6.700%, 01/26/36 3,960,000 3,874,310
2.252%, 09/29/32 2,411,000 1,679,676
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 1,600,000 1,463,907
Series REGS, 2.739%, 01/29/33 1,000,000 744,139
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 3,240,000 3,082,341
Series REGS, 4.700%, 06/06/32 1,500,000 1,407,979
Peruvian Government International Bond
8.750%, 11/21/33 762,000 903,929
2.783%, 01/23/31 6,479,000 5,123,300
3.000%, 01/15/34 480,000 358,916
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Philippine Government International Bond
9.500%, 02/02/30 4,702,000 5,655,257
3.000%, 02/01/28 614,000 554,707
Republic of South Africa Government
International Bond
4.300%, 10/12/28 1,370,000 1,170,552
4.850%, 09/30/29 4,650,000 3,947,737
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 4,020,000 2,973,984
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,000,000 818,701
Series EMTN, 4.226%, 03/14/28 1,600,000 1,410,132
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 14,990,000 1,366,676
Series 1062, 0.125%, 05/12/31
(a)
SEK 20,400,000 1,546,700
Series 1061, 0.750%, 11/12/29
(a)
SEK 27,230,000 2,218,354
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,391,000 2,938,238
0.138%, 06/22/29 CHF 2,520,000 2,355,966
United Kingdom Gilt
0.875%, 10/22/29 GBP 5,471,000 5,258,896
Uruguay Government International Bond
4.375%, 10/27/27 1,832,000 1,814,098
4.375%, 01/23/31 4,083,000 3,898,097
Total Foreign Government Obligations
(Cost $183,297,253) 145,345,493
U.S. Government & Agency Obligations 15 .1%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.8%
1.500%, 11/15/52
(f)
5,950,000 4,418,572
2.000%, 11/15/52
(f)
42,790,000 33,710,497
2.500%, 11/15/52 27,070,000 22,151,061
3.000%, 11/15/52 3,090,000 2,625,776
3.500%, 11/15/52
(f)
2,229,000 1,958,885
4.000%, 11/15/52 3,745,000 3,403,795
4.500%, 11/15/52
(f)
3,110,000 2,917,083
5.000%, 11/15/52
(f)
2,200,000 2,121,367
Total 73,307,036
Federal Home Loan Mortgage Corporation 1.8%
2.500%, 08/01/50 5,590,252 4,614,931
3.000%, 01/01/50 258,250 220,776
3.000%, 02/01/50 264,387 226,441
3.000%, 08/01/50 3,844,865 3,287,272
3.500%, 08/01/47 496,861 446,959
3.500%, 08/01/49 140,714 125,340
3.500%, 09/01/49 171,833 153,006
3.500%, 10/01/49 189,608 168,714
3.500%, 11/01/49 184,877 164,750
3.500%, 02/01/50 213,958 191,551
4.000%, 08/01/49 151,185 139,480
4.000%, 09/01/49 186,755 171,977
Total 9,911,197
Federal National Mortgage Association 0.5%
3.000%, 12/01/49 243,777 208,443
3.000%, 01/01/50 321,923 275,760
3.000%, 01/01/50 253,466 216,727
3.000%, 02/01/50 249,458 213,685
3.000%, 03/01/50 261,338 223,444
3.500%, 04/01/49 52,327 46,738
3.500%, 08/01/49 146,457 131,461

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Strategic Beta ETFs | Annual Report 2022
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 09/01/49 275,338 245,187
3.500%, 09/01/49 164,252 146,164
3.500%, 10/01/49 175,100 157,017
3.500%, 12/01/49 197,204 175,303
3.500%, 02/01/50 197,705 177,094
4.000%, 09/01/47 213,746 198,839
4.000%, 03/01/48 391,911 363,408
4.000%, 05/01/49 43,445 40,130
Total 2,819,400
Total U.S. Government & Agency
Obligations
(Cost $90,782,450) 86,037,633
U.S. Treasury Obligations 21 .0%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 11.1%
0.708%, 12/29/22 25,000,000 24,846,146
1.825%, 03/23/23 15,000,000 14,750,517
2.944%, 07/13/23 5,000,000 4,850,034
3.074%, 06/15/23 5,000,000 4,867,195
3.494%, 08/10/23 15,000,000 14,495,765
Total 63,809,657
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
U.S. Treasury Bond 6.4%
2.250%, 02/15/52 7,982,000 5,354,176
2.375%, 02/15/42 15,000,000 10,954,688
2.875%, 05/15/52 8,754,000 6,798,028
3.000%, 08/15/52 5,667,000 4,540,684
3.250%, 05/15/42 10,454,000 8,841,797
Total 36,489,373
U.S. Treasury Note 3.5%
1.875%, 02/15/32 9,413,000 7,833,381
2.750%, 08/15/32 2,844,000 2,546,713
2.875%, 05/15/32 10,462,000 9,484,457
Total 19,864,551
Total U.S. Treasury Obligations
(Cost $129,584,790) 120,163,581
Money Market Funds 1 .6%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.010%
(g)
9,199,560 9,199,560
Total Money Market Funds
(Cost $9,199,560) 9,199,560
Total Investments in Securities
(Cost $749,626,670) 641,905,691
Other Assets & Liabilities, Net (69,874,834)
Net Assets 572,030,857
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $150,745,435, which represents 26.35% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 21
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 281,159,424 – 281,159,424
Foreign Government Obligations – 145,345,493 – 145,345,493
U.S. Government & Agency Obligations – 86,037,633 – 86,037,633
U.S. Treasury Obligations – 120,163,581 – 120,163,581
Money Market Funds 9,199,560 – – 9,199,560
Total Investments in Securities 9,199,560 632,706,131 – 641,905,691
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2022
Assets
Investments in securities, at value
Unaffiliated issuers (cost $749,626,670) $641,905,691
Cash 1,374,307
Receivable for:
Interest 5,768,288
Investments sold 4,615,522
Investments sold on a delayed delivery basis 4,431,094
Reclaims receivable 41,148
Dividends 13,702
Capital shares sold 234
Total assets 658,149,986
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 79,874,712
Investments purchased 4,265,649
Capital shares redeemed 1,837,992
Investment management fees 139,915
Due to custodian 861
Total liabilities 86,119,129
Net assets applicable to outstanding capital stock $572,030,857
Represented by:
Paid-in capital $754,880,344
Total distributable earnings (loss) (182,849,487)
Total - representing net assets applicable to outstanding capital stock $572,030,857
Shares outstanding 34,050,000
Net asset value per share $16.80

STATEMENT OF OPERATIONS
Year Ended October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 23
Investment Income:
Interest $28,047,716
Dividends - unaffiliated issuers 11,122
Foreign taxes withheld (81,296)
Total income 27,977,542
Expenses:
Investment management fees 2,559,232
Net Investment Income 25,418,310
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (59,802,255)
In-kind transactions - unaffiliated issuers (46,755,528)
Foreign currency translations 14,438
Net realized loss (106,543,345)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (112,904,619)
Foreign currency translations (6,370)
Net change in unrealized depreciation (112,910,989)
Net realized and unrealized loss (219,454,334)
Net Decrease in net assets resulting from operations $(194,036,024)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2022
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income $25,418,310 $23,128,909
Net realized loss (106,543,345) (4,797,790)
Net change in unrealized depreciation (112,910,989) (7,559,242)
Net increase (decrease) in net assets resulting from operations (194,036,024) 10,771,877
Distributions to shareholders
Net investment income and net realized gains (26,247,144) (23,545,137)
Shareholder transactions
Proceeds from shares sold 114,913,729 698,714,370
Cost of shares redeemed (538,110,640) (6,489,712)
Net increase (decrease) in net assets resulting from shareholder transactions (423,196,911) 692,224,658
Increase (decrease) in net assets (643,480,079) 679,451,398
Net Assets:
Net assets beginning of year 1,215,510,936 536,059,538
Net assets at end of year $572,030,857 $1,215,510,936
Capital stock activity
Shares outstanding, beginning of year 57,100,000 25,100,050
Subscriptions 5,850,000 32,300,000
Redemptions (28,900,000) (300,050)
Shares outstanding, end of year 34,050,000 57,100,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 25
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
year
$ 21 .29 $ 21 .36 $ 20 .78 $ 18 .86 $ 19 .94
Income (loss) from investment operations:
Net investment income 0 .54 0 .50 0 .60 0 .72 0 .67
Net realized and unrealized gain (loss) ( 4 .48 ) ( 0 .04 ) 0 .57 1 .91 ( 1 .13 )
Total from investment operations ( 3 .94 ) 0 .46 1 .17 2 .63 ( 0 .46 )
Less distributions to shareholders:
Net investment income ( 0 .55 ) ( 0 .53 ) ( 0 .59 ) ( 0 .71 ) ( 0 .62 )
Total distribution to shareholders ( 0 .55 ) ( 0 .53 ) ( 0 .59 ) ( 0 .71 ) ( 0 .62 )
Net asset value, end of year $ 16 .80 $ 21 .29 $ 21 .36 $ 20 .78 $ 18 .86
Total Return at NAV ( 18 .80 ) % 2 .16% 5 .71% 14 .21% ( 2 .32 ) %
Total Return at Market ( 18 .87 ) % 1 .97% 5 .69% 14 .78% ( 2 .68 ) %
Ratios to average net assets:
Total gross expenses
(a)
0 .28%
(b)
0 .28% 0 .28% 0 .28% 0 .28%
(b)
Total net expenses
(a)(c)
0 .28%
(b)
0 .28% 0 .28% 0 .28% 0 .24%
(b)
Net investment income 2 .78% 2 .34% 2 .87% 3 .62% 3 .49%
Supplemental data
Net assets, end of
year
(in thousands) $ 572,031 $ 1,215,511 $ 536,060 $ 193,227 $ 84,884
Portfolio turnover 198% 171% 156% 171% 140%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2022
26 Strategic Beta ETFs | Annual Report 2022
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 27
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
28 Strategic Beta ETFs | Annual Report 2022
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 29
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements.
The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an
18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
30 Strategic Beta ETFs | Annual Report 2022
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, capital loss carryforwards, principal and/or interest of fixed income securities, reversal of capital gains (losses) on a redemption-in-kind and foreign currency transactions. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
(25,445) 39,326,803 (39,301,358)
Year Ended October 31, 2022 Year Ended October 31, 2021
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
26,247,144 - 26,247,144 23,545,137 - 23,545,137
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
1,620,220 - (67,780,317) (116,689,390)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
758,595,081 175,223 (116,864,613) (116,689,390)
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
48,764,474 19,015,843 67,780,317 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 31
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $1,829,665,051 and $1,804,374,328, respectively, for the year ended October 31, 2022, of which
$165,688,343 and $151,067,462, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2022, the cost basis of securities contributed was $86,279,252.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2022, the in-kind redemption cost basis was $498,117,057, the proceeds from sales were
$451,361,529 and the net realized loss was $46,755,528.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
32 Strategic Beta ETFs | Annual Report 2022
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 33
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

34 Strategic Beta ETFs | Annual Report 2022
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 22, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 35
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee)
since 2019; Director,
Apollo Commercial
Real Estate Finance,
Inc. since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to Independent Trustees of CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since
1997; former Board of
Governors, Innovation
Institute, MA Technology
Collaborative 2010-2020;
former Board of Directors,
The MA Business
Roundtable, 2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2022
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 41
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2022
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal
Executive Officer, the Fund’s other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 –
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds 2015 - 2021; officer of Columbia
Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 43
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2022
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and
June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 45
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle
East, and Africa (EMEA) asset management business.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks, (v) the net assets of the Fund and (vi) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
46 Strategic Beta ETFs | Annual Report 2022
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered
2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in
2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the
Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN290_10_M01_(12/22)
CET0001683
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2022
Columbia Multi-Sector Municipal Income ETF

Strategic Beta ETFs | Annual Report 2022

Fund at a Glance 3
Manager Discussion of Fund Performance 6
Understanding Your Fund’s Expenses 8
Portfolio of Investments 9
Statement of Assets and Liabilities 23
Statement of Operations 24
Statement of Changes in Net Assets 25
Financial Highlights 26
Notes to Financial Statements 27
Report of Independent Registered Public Accounting Firm 34
Federal Income Tax Information 35
Trustees and Officers 36
Approval of Investment Management Services Agreement 45
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since June 2022
William (Bill) Callagy
Portfolio Manager
Managed Fund since June 2022
Investment objective
Columbia Multi-Sector Municipal Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five segments of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular segment. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other
U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the Index. The five fixed segments with their respective weightings are as follows: Municipal Core Revenue Segment (45%);
Municipal Health Care Segment (20%); Municipal High-Quality Revenue Segment (15%); The Municipal Core
General Obligation Segment (10%); and the Municipal High Yield Segment (10%). Each sector of the Index is constructed with rules specific to the segment to provide a better balance of quality, yield and liquidity.
The rules for each segment can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year Life
Market Price 10/10/18 -12.40 1.20
Net Asset Value 10/10/18 -12.17 1.19
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index -12.18 1.03
Bloomberg Municipal Bond Index -11.98 0.61

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (October 10, 2018 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2022)
AAA rating 8.5
AA rating 36.7
A rating 41.3
BBB rating 5.3
BB rating 6.8
B rating 1.3
CCC rating 0.1
Total 100.0
Percentages indicated are based upon total fixed income investments.
Quality breakdown (%) (at October 31, 2022)
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

FUND AT A GLANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 5
Top ten states/territories (%) (at October 31, 2022)
New York 17 .2
Texas 9 .4
New Jersey 9 .0
Illinois 9 .0
Pennsylvania 6 .3
Florida 5 .9
Colorado 4 .2
Connecticut 3 .8
Ohio 3 .1
Massachusetts 3 .0
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2022
For the 12-month period that ended October 31, 2022, Columbia Multi-Sector Municipal Income ETF returned -12.17%
based on net asset value (NAV) and -12.40% based on market price. The Beta Advantage ® Multi-Sector Municipal Bond
Index (the Index), against which the performance of the Fund is measured, returned -12.18% during the same period. To compare, the Bloomberg Municipal Bond Index returned -11.98% for the same period.
The Fund had a NAV of $22.30 on October 31, 2021 and ended the annual period on October 31, 2022 with a NAV of
$19.27. The Fund’s market price on October 31, 2022 was $19.28 per share.
Market overview
During the annual period, rising interest rates were the primary driver of fixed income market performance overall, including the municipal bond market. With inflation near multi-decade highs, the U.S. Federal Reserve (Fed) kicked off its interest rate hiking program in March 2022 and then raised interest rates four more times — for a total of 300 basis points — by the end of October. (A basis point is 1/100th of a percentage point.) In addition, the Fed began tapering its asset purchases in an effort to reduce the size of its balance sheet. This Fed activity, combined with supply-chain constraints, elevated food and fuel prices, war in Ukraine and lingering COVID-19 concerns, pressured both fixed-income and equity markets, resulting in some of the worst performance in decades.
Municipal bond yields followed the upward march of U.S. Treasury yields during the annual period, closing October 2022 significantly higher across the yield curve, or spectrum of maturities. Municipal bond yields rose more at the short-term end of the yield curve, but longer maturity bonds underperformed their shorter term counterparts, given their longer duration. Also, lower credit quality segments were weaker, with AAA-rated municipal bonds returning -11.24% for the annual period as compared to -15.30% and -16.45% for BBB-rated municipal bonds and high-yield municipal bonds, respectively. (Remember, there is an inverse relationship between bond prices and yield movements, so that bond prices fall when yields increase and vice versa.) Higher yields, followed by negative total returns, caused investors to flee the municipal bond sector at a record pace.
Despite the negative returns, there were several notable bright spots during the period. First, fundamental credit health across much of the municipal bond market remained strong. Upgrades outpaced downgrades during the period, and most issuers benefited from better than consensus expected revenues and tax collections and substantial post-
COVID-19 federal aid. Second, municipal bond exchange-traded funds (ETFs) bucked the mutual fund outflow trend and experienced inflows, using those monies to take advantage of higher absolute yield levels and more inexpensive offerings. Finally, while absolute returns disappointed, municipal bonds, as measured by the Bloomberg Municipal Bond
Index, was one of the best-performing sectors in the U.S. fixed-income market during the period, outperforming U.S.
Treasuries, investment-grade corporate bonds and securitized sectors.
The Fund’s notable contributors during the period
Index constituents in the state general obligation (GO), water and sewer, transportation and local GO sectors saw the least negative total returns and, therefore, contributed most positively to the Index’s results on a relative basis during the annual period.
The Fund’s notable detractors during the period
Index constituents in the industrial development revenue/pollution control revenue (IDR/PCR), hospitals and special tax sectors saw the most negative total returns, detracting most from the Index’s results on a relative basis during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Fixed-income securities present credit risk, which includes issuer default risk. The Fund is subject to municipal securities risk, which includes the risk that the value of such securities may be affected by state tax, legislative, regulatory, demographic or political conditions/factors, as well as a state’s financial, economic or other conditions/factors. The Fund may invest materially in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. Prepayment and extension risk exists because the timing of payments on a loan, bond or other investment may accelerate when interest rates fall or decelerate when interest rates rise which may reduce investment opportunities and potential returns. A rise in interest rates may result in a price decline of fixed-income instruments held by the Fund, negatively impacting its performance and NAV. Falling rates may result in the Fund investing in lower yielding debt instruments, lowering the Fund’s income and yield. These risks may be heightened for longer maturity and duration securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling”

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 7
approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund’s portfolio turnover, as it seeks to track its index, may cause an adverse expense impact, decreasing the Fund’s returns relative to the index, which does not bear transaction expenses. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, including if creation and redemptions units are not affected on an in-kind basis, increase the number of portfolio transactions as well as tracking error to the index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Market or other (e.g., interest rate) environments may adversely affect the liquidity of fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2022
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2022— October 31, 2022
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 958.20 1,024.05 1.14 1.17 0.23

PORTFOLIO OF INVESTMENTS
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 9
Municipal Bonds 98 .1%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 1.0%
County of Jefferson AL Sewer Revenue,
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 116,619
0.000%, 10/01/34
(a)
225,000 96,689
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 525,000 534,984
Sumter County Industrial Development
Authority
(Mandatory Put 07/15/32)
Revenue Bonds
6.000%, 07/15/52 750,000 677,155
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 239,410
4.000%, 09/01/36 525,000 480,759
Total Alabama 2,145,616
Alaska 0.0%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 102,553
Arizona 1.7%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 466,986
Arizona Industrial Development Authority
Series A
Revenue Bonds
3.000%, 02/01/45 110,000 74,874
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 144,145
City of Phoenix Civic Improvement Corp.
Revenue Bonds
5.000% 07/01/25, Series B 500,000 513,741
4.000% 07/01/28, Series B 150,000 151,115
5.000% 07/01/36, Series D 1,000,000 1,018,471
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 322,278
4.000%, 01/01/38 720,000 647,376
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 542,749
Total Arizona 3,881,735
California 0.1%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 110,450
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado 4.1%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 164,713
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 96,573
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 277,694
5.000%, 12/01/27 160,000 165,452
5.000%, 11/15/29 325,000 335,616
5.000%, 12/01/29 555,000 571,978
5.000%, 11/15/30 670,000 691,251
5.000%, 12/01/30 150,000 154,225
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 200,733
4.000% 08/01/37, Series A 370,000 323,934
4.000% 08/01/38, Series A-1 500,000 431,357
5.000% 11/01/39, Series A 180,000 179,359
5.000% 11/15/41, Series A 250,000 253,960
5.000% 08/01/44, Series A-2 1,200,000 1,150,752
5.000% 11/01/44, Series A 700,000 671,025
4.000% 11/15/46, Series A 715,000 601,592
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 215,757
Denver City & County School District No 1
4.000%, 12/01/31 500,000 504,197
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 80,558
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,077,504
4.000% 03/15/30, Series L 250,000 253,113
5.000% 12/15/33, Series A 150,000 161,343
4.000% 12/15/36, Series A 500,000 468,907
3.000% 12/15/37, Series A 250,000 196,607
Total Colorado 9,228,200
Connecticut 3.8%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 160,106
2.000% 11/15/36, Series B-3 250,000 176,701
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 328,572
5.000% 07/01/33, Series A 235,000 241,014
5.000% 07/01/35, Series A 265,000 268,132
4.000% 07/01/38, Series A 200,000 167,163
3.000% 07/01/39, Series A 345,000 244,347
5.000% 12/01/45 775,000 742,866

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 233,606
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 469,206
5.000% 01/01/29, Series A 340,000 364,336
5.000% 09/01/30, Series A 325,000 341,521
5.000% 10/01/31, Series B 125,000 133,192
5.000% 01/01/33, Series A 260,000 273,994
5.000% 05/01/33, Series A 465,000 502,378
5.000% 08/01/34, Series A 345,000 353,949
5.000% 05/01/35, Series A 450,000 480,208
4.000% 05/01/36, Series A 745,000 706,262
4.000% 09/01/36, Series A 750,000 717,655
5.000% 11/01/36, Series D 750,000 795,715
4.000% 05/01/37, Series A 750,000 709,130
Total Connecticut 8,410,053
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 531,636
5.000%, 10/01/40 715,000 732,075
5.000%, 10/01/45 125,000 125,697
Total Delaware 1,389,408
District of Columbia 2.0%
District of Columbia
Revenue Bonds
5.000%, 04/01/33 470,000 479,146
5.000%, 04/01/36 450,000 453,364
4.000%, 07/15/40 130,000 113,810
5.000%, 07/15/40 140,000 138,790
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 263,109
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 875,000 905,822
5.000% 10/01/30 200,000 204,659
5.000% 10/01/30, Series A 750,000 776,100
5.000% 10/01/32, Series A 350,000 357,788
5.000% 10/01/33, Series A 450,000 458,121
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 92,162
0.000% 10/01/37, Series A
(a)
500,000 224,105
Total District of Columbia 4,466,976
Florida 5.8%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 151,321
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 126,160
5.000% 04/01/42, Series A 350,000 341,341
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 138,291
Central Florida Expressway Authority
Series D
Revenue Bonds
5.000%, 07/01/34 645,000 687,026
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 132,627
5.000%, 10/01/31 225,000 235,409
5.000%, 10/01/32 125,000 130,352
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 300,747
4.000%, 09/01/30 250,000 251,969
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 153,217
4.000%, 07/01/39 500,000 432,645
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 206,437
5.000% 10/01/32, Series A 250,000 251,753
5.000% 10/01/33, Series A 1,000,000 995,730
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/25 315,000 327,853
5.000% 10/01/30, Series B 250,000 259,624
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 468,163
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 184,038
4.000% 06/01/36, Series A
(b)
400,000 325,747
4.000% 06/01/41, Series A
(b)
200,000 152,950
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 268,671
5.000%, 10/01/27 255,000 264,007
4.000%, 10/01/35 275,000 251,706
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 158,239
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 592,551

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 200,091
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 100,633
5.000%, 10/01/39 200,000 199,943
Palm Beach County School District
Revenue Bonds
5.000% 08/01/27, Series D 350,000 361,131
5.000% 08/01/28, Series B 360,000 381,008
5.000% 08/01/30, Series D 685,000 705,190
School Board of Miami-Dade County (The)
Revenue Bonds
5.000% 05/01/28, Series B 670,000 690,614
5.000% 05/01/30, Series A 195,000 200,411
5.000% 11/01/31, Series D 145,000 148,621
5.000% 05/01/32, Series A 135,000 138,513
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,029,178
5.000% 07/01/34, Series A 250,000 263,282
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 370,000 301,563
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 154,873
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 204,729
Total Florida 12,868,354
Georgia 1.9%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 429,968
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 207,985
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 197,800
5.750%, 11/01/29 200,000 229,448
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 503,402
5.000%, 02/15/42 805,000 789,825
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 169,861
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 204,518
State of Georgia
4.000% 02/01/26, Series A-2 215,000 217,228
5.000% 02/01/27, Series A 200,000 210,890
5.000% 02/01/28, Series A-2 500,000 534,438
5.000% 07/01/28, Series F 460,000 490,880
Total Georgia 4,186,243
Hawaii 0.8%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 365,921
State of Hawaii
5.000% 01/01/26 500,000 525,685
5.000% 08/01/26, Series EO 200,000 205,800
5.000% 10/01/27, Series FH 325,000 344,761
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 354,496
Total Hawaii 1,796,663
Idaho 0.1%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 116,403
Illinois 8.8%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 131,431
5.000% 12/01/30, Series A 150,000 146,288
0.000% 12/01/31, Series A
(a)
355,000 227,680
0.000% 12/01/31, Series B-1
(a)
220,000 141,100
5.000% 12/01/33, Series A 850,000 812,188
5.000% 12/01/34, Series A 350,000 332,757
5.000% 12/01/35, Series A 250,000 233,568
5.250% 12/01/35, Series C 130,000 123,973
4.000% 12/01/36, Series B 1,200,000 991,053
5.000% 12/01/36, Series A 300,000 275,744
5.000% 12/01/37, Series A 100,000 91,196
5.000% 12/01/38, Series A 400,000 363,422
5.250% 12/01/39, Series C 875,000 809,395
5.000% 12/01/41, Series A 250,000 222,561
5.000% 12/01/42, Series A 200,000 177,003
4.000% 12/01/43, Series A 500,000 381,582
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 188,157
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 501,355

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 570,894
5.000% 01/01/31, Series B 450,000 460,782
5.000% 01/01/33, Series A 550,000 551,237
5.000% 01/01/33, Series B 330,000 341,395
5.000% 01/01/34, Series A 500,000 499,243
5.000% 01/01/34, Series B 675,000 686,414
5.000% 01/01/34, Series C 500,000 512,128
5.000% 01/01/35, Series B 350,000 354,749
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 214,292
4.000% 01/01/34, Series B 188,000 161,728
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 183,383
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 815,000 825,451
5.000% 01/01/27 650,000 679,860
5.000% 07/01/28 115,000 121,946
5.000% 07/01/31 140,000 147,734
5.000% 08/15/33, Series A 250,000 261,454
4.000% 08/15/37, Series A 500,000 451,995
4.125% 08/15/37, Series C 840,000 734,030
4.125% 11/15/37, Series A 235,000 207,488
4.000% 08/15/41, Series A 600,000 512,323
4.125% 05/01/45 170,000 146,952
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 939,709
5.000% 01/01/31, Series C 150,000 162,816
4.000% 12/01/31, Series A 320,000 322,464
5.000% 12/01/31, Series A 435,000 452,921
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(a)
100,000 76,556
0.000% 12/15/29, Series A
(a)
160,000 113,222
0.000% 06/15/30
(a)
370,000 261,099
0.000% 06/15/30, Series A
(a)
415,000 286,454
0.000% 06/15/36, Series A
(a)
540,000 263,472
0.000% 12/15/36, Series A
(a)
750,000 339,444
0.000% 12/15/41, Series B
(a)
280,000 93,445
5.000% 06/15/42, Series B 1,000,000 946,596
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 190,797
State of Illinois
4.000% 06/01/33 100,000 89,129
4.000% 03/01/39, Series A 200,000 165,347
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 207,399
Total Illinois 19,686,801
Indiana 0.4%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 125,250
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 130,297
4.000% 11/01/33, Series C 100,000 96,103
5.000% 12/01/35, Series A 150,000 153,050
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 103,809
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 198,363
Total Indiana 806,872
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/31 500,000 535,008
2.250% 01/01/32, Series D 150,000 125,045
5.000% 05/15/43, Series A 160,000 137,038
Total Iowa 797,091
Kansas 0.3%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 630,451
Kentucky 0.6%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 247,477
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 296,859
4.000%, 10/01/35 1,000,000 904,373
Total Kentucky 1,448,709
Louisiana 0.3%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 275,000 246,947
State of Louisiana
5.000% 08/01/25, Series C 220,000 226,406
5.000% 08/01/27, Series B 230,000 243,457
Total Louisiana 716,810
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 500,000 410,245
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 87,049
Total Maine 497,294

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland 2.8%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 72,572
County of Howard
Series B
5.000%, 02/15/28 225,000 240,219
County of Montgomery, Series A
5.000%, 11/01/26 150,000 159,525
5.000%, 08/01/30 300,000 333,136
County of Prince George's
Series A
4.000%, 07/15/30 150,000 153,294
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 218,043
2.200% 09/01/36, Series C 350,000 259,465
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 143,090
5.000% 05/15/45, Series A 250,000 245,513
5.500% 01/01/46, Series A 750,000 734,324
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 105,445
Maryland Water Infrastructure Financing
Administration
Revenue Bonds
2.800%, 03/01/26 150,000 146,309
3.000%, 03/01/30 310,000 296,126
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 341,107
State of Maryland
5.000% 03/15/26, Series A 305,000 321,890
4.000% 06/01/27 430,000 434,910
5.000% 08/01/30, Series A 730,000 801,973
5.000% 03/01/31, Series A 245,000 273,471
5.000% 03/15/31, Series A 895,000 962,161
Total Maryland 6,242,573
Massachusetts 2.9%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 267,297
5.000% 07/01/28, Series A 200,000 210,622
5.000% 03/01/29, Series A 150,000 163,292
5.000% 11/01/30, Series E 325,000 359,512
5.000% 07/01/31, Series B 335,000 352,088
5.000% 11/01/31, Series E 250,000 267,062
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 350,880
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 400,067
5.000% 10/01/25 250,000 249,345
5.000% 07/01/34, Series E 110,000 110,579
5.000% 07/01/36, Series I 150,000 151,459
5.000% 07/01/36, Series K 150,000 152,488
4.000% 07/01/38, Series K 150,000 126,111
5.000% 10/01/38 400,000 365,392
4.000% 07/01/40 200,000 157,488
5.000% 07/01/41, Series I 350,000 340,556
5.000% 07/01/43, Series J2 850,000 838,436
5.000% 07/01/44, Series A 200,000 184,923
Massachusetts Housing Finance Agency
Series B-2
Revenue Bonds
0.900%, 06/01/26 475,000 413,436
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 253,284
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 493,503
Massachusetts Water Resources Authority
Series C
Revenue Bonds
5.000%, 08/01/31 300,000 320,325
Total Massachusetts 6,528,145
Michigan 2.5%
City of Detroit
5.000%, 04/01/35 400,000 383,578
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 152,903
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 214,384
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 213,142
5.000% 07/01/31, Series C 650,000 676,874
Michigan Finance Authority
Revenue Bonds
5.000% 10/01/29, Series B 275,000 290,866
5.000% 07/01/31, Series C-3 350,000 358,598
3.125% 12/01/35, Series A 100,000 83,733
5.000% 11/15/41 450,000 447,116
3.250% 11/15/42 150,000 110,169
5.000% 12/01/42, Series A-MI 605,000 597,818
4.000% 02/15/44, Series A 500,000 419,969
5.000% 11/01/44, Series A 1,000,000 977,557

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 400,000 422,661
5.000%, 04/15/30 145,000 150,070
5.000%, 04/15/32 155,000 160,351
Total Michigan 5,659,789
Minnesota 0.9%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 186,937
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 177,236
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 96,723
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 288,765
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 92,331
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 988,188
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 263,652
Total Minnesota 2,093,832
Mississippi 0.1%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 160,068
State of Mississippi
Series C
5.000%, 10/01/26 100,000 104,696
Total Mississippi 264,764
Missouri 1.4%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 500,000 423,944
4.000% 07/01/46, Series A 600,000 517,711
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 140,294
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 955,300
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 783,564
4.000%, 12/01/32 200,000 194,321
4.000%, 12/01/33 120,000 114,810
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 93,225
Total Missouri 3,223,169
Montana 0.1%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 311,320
Nebraska 0.1%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 308,090
New Jersey 8.9%
New Jersey Economic Development
Authority
Revenue Bonds
4.375% 06/15/27, Series XX 470,000 472,147
5.500% 09/01/27, Series N-1 120,000 128,241
4.000% 11/01/27, Series A 370,000 367,925
5.000% 06/15/30, Series B 210,000 217,715
3.125% 07/01/31, Series A 145,000 128,476
5.000% 06/15/32, Series EEE 175,000 178,784
6.000% 07/01/32, Series A 200,000 200,035
4.000% 06/15/34, Series QQQ 350,000 321,617
5.000% 06/15/34, Series WW 300,000 301,266
4.000% 07/01/34, Series A 315,000 287,838
5.000% 06/15/35, Series WW 270,000 270,465
5.000% 06/15/36, Series AAA 525,000 524,634
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 137,224
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 222,551
5.000% 10/01/36 1,000,000 993,402
New Jersey Housing & Mortgage Finance
Agency
Revenue Bonds
4.000% 04/01/24, Series D 265,000 264,726
4.000% 04/01/25, Series D 225,000 222,471
4.250% 10/01/37, Series I 500,000 464,171
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 158,091
0.000% 12/15/26, Series C
(a)
210,000 176,386

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 15
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/27, Series A-1 385,000 398,316
0.000% 12/15/27, Series A
(a)
300,000 239,967
0.000% 12/15/27, Series C
(a)
350,000 281,331
5.000% 06/15/28, Series A-1 240,000 247,354
0.000% 12/15/28, Series A
(a)
335,000 254,865
5.000% 06/15/29, Series BB-1 245,000 253,272
0.000% 12/15/29, Series A
(a)
850,000 612,830
5.000% 06/15/30, Series A 480,000 492,871
0.000% 12/15/30, Series C
(a)
225,000 154,663
5.000% 06/15/31, Series BB 115,000 118,206
5.000% 06/15/32, Series D 385,000 388,009
5.250% 06/15/32, Series C 445,000 451,338
0.000% 12/15/32, Series A
(a)
595,000 358,540
5.000% 12/15/32, Series A 805,000 820,151
5.000% 06/15/33, Series A 400,000 409,227
5.000% 06/15/33, Series BB-1 1,250,000 1,269,002
0.000% 12/15/33, Series C
(a)
705,000 410,711
5.000% 06/15/34, Series 2014 250,000 253,058
0.000% 12/15/34, Series A
(a)
135,000 71,389
0.000% 12/15/34, Series A
(a)
130,000 68,800
0.000% 12/15/34, Series C
(a)
250,000 137,571
5.000% 12/15/34, Series A 820,000 826,104
4.750% 06/15/35, Series AA 200,000 195,776
0.000% 12/15/35, Series A
(a)
165,000 81,652
4.000% 06/15/36, Series A 850,000 758,457
4.000% 06/15/36, Series AA 120,000 107,076
5.000% 06/15/36, Series AA 120,000 119,916
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 875,000 905,302
5.000% 01/01/32, Series B 255,000 270,199
5.000% 01/01/32, Series E 930,000 963,736
4.000% 01/01/33, Series G 225,000 223,027
5.000% 01/01/33, Series A 270,000 275,878
5.000% 01/01/33, Series B 750,000 790,596
5.000% 01/01/34, Series A 205,000 213,230
5.000% 01/01/34, Series E 395,000 404,494
Total New Jersey 19,865,079
New Mexico 0.2%
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 401,663
New York 16.9%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 177,545
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 121,745
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 137,416
Buffalo & Erie County Industrial Land
Development Corp.
Revenue Bonds
5.000%, 07/01/40 400,000 325,272
4.000%, 07/01/45 225,000 149,847
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of New York
5.000% 08/01/25, Series C 350,000 364,966
5.000% 08/01/25, Series J 115,000 116,450
5.000% 08/01/27, Series A 735,000 766,128
5.000% 08/01/27, Series C-1 175,000 187,020
5.000% 08/01/27, Series E 150,000 160,262
5.000% 08/01/28, Series A 390,000 403,620
5.000% 08/01/28, Series A-1 250,000 267,494
5.000% 08/01/28, Series C 620,000 650,152
5.000% 08/01/29, Series A-1 500,000 545,859
5.000% 04/01/32, Series L-5 240,000 263,589
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 264,118
3.000% 07/01/36, Series B 320,000 239,504
5.000% 07/01/45, Series A
(b)
500,000 454,579
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 326,935
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 176,795
5.250% 09/01/29, Series C 140,000 152,451
5.000% 09/01/34 810,000 837,141
5.000% 09/01/34, Series A 400,000 417,277
5.000% 09/01/37, Series A 250,000 255,417
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 282,128
5.000% 11/15/27, Series C-1 250,000 254,796
5.000% 11/15/28, Series C-1 635,000 648,310
5.000% 11/15/31, Series C-1 560,000 564,214
5.000% 11/15/31, Series D 380,000 381,504
5.000% 11/15/32, Series D 700,000 703,262
5.000% 11/15/33, Series D-1 555,000 560,251
4.000% 11/15/35, Series C-1 625,000 540,031
5.000% 11/15/35, Series B 305,000 298,649
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 120,385
New York City Housing Development Corp.
Series A
Revenue Bonds
2.650%, 05/01/27 280,000 263,951
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/25, Series BB-2 250,000 255,000
5.000% 06/15/28, Series BB-2 530,000 567,715
5.000% 06/15/28, Series CC-2 405,000 431,033
5.000% 06/15/28, Series EE 245,000 251,824
5.000% 06/15/28, Series FF 200,000 208,714
5.000% 06/15/28, Series HH 380,000 396,556
5.000% 06/15/29, Series AA-2 230,000 251,985
5.000% 06/15/29, Series FF 640,000 667,816
5.000% 06/15/29, Series GG 150,000 156,519
5.000% 06/15/29, Series GG-2 500,000 538,398

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/30, Series AA-2 335,000 370,316
5.000% 06/15/30, Series EE 125,000 138,178
5.000% 06/15/30, Series GG-1 250,000 276,355
5.000% 06/15/31, Series DD 430,000 478,478
New York Liberty Development Corp.
Series A
Revenue Bonds
2.400%, 11/15/35 350,000 248,425
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/28 365,000 385,868
5.000%, 10/01/29 160,000 168,723
5.000%, 10/01/30 340,000 354,780
5.000%, 08/01/31 200,000 192,596
5.000%, 10/01/31 310,000 323,066
5.000%, 08/01/32 390,000 370,587
5.000%, 05/01/33 400,000 404,482
5.000%, 07/01/33 525,000 554,663
5.000%, 08/01/33 110,000 103,134
5.000%, 07/01/34 650,000 673,752
4.000%, 10/01/34 300,000 287,723
4.000%, 07/01/35 1,030,000 990,110
5.000%, 07/01/35 450,000 464,785
5.000%, 05/01/38 750,000 739,561
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 532,107
5.000% 06/15/31 265,000 272,179
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 250,000 225,369
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 212,432
5.000% 01/01/30, Series K 590,000 608,252
5.000% 01/01/31, Series K 160,000 164,954
4.000% 01/01/36, Series O 250,000 232,608
4.000% 01/01/38, Series B 150,000 134,843
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 200,684
3.000% 08/01/31 250,000 215,061
5.000% 12/01/32, Series A 180,000 175,226
5.000% 12/01/32, Series C 200,000 198,541
5.000% 01/01/34 175,000 169,197
5.000% 07/01/34, Series A-P3 500,000 473,179
5.000% 10/01/35 200,000 192,258
5.000% 01/01/36 150,000 144,217
5.000% 12/01/36, Series A 425,000 402,238
5.000% 10/01/40 500,000 470,091
4.000% 12/01/42, Series C 160,000 126,622
4.375% 10/01/45 2,000,000 1,656,566
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 255,000 172,177
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 118,211
5.000% 09/15/27, Series 207 860,000 889,141
5.000% 09/15/29, Series 207 800,000 822,216
5.000% 07/15/31, Series 209 300,000 318,942
5.000% 09/15/31, Series 207 500,000 510,857
3.250% 05/01/33, Series 189 230,000 210,487
5.000% 10/15/33, Series 194 440,000 456,448
5.000% 11/15/33, Series 205 200,000 208,749
5.000% 07/15/35, Series 222 870,000 914,489
5.000% 10/15/35, Series 194 405,000 413,423
State of New York Mortgage Agency
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 471,439
1.900% 10/01/31, Series 233 250,000 203,062
2.200% 10/01/36, Series 239 560,000 425,778
Triborough Bridge & Tunnel Authority
Revenue Bonds
0.000% 11/15/29, Series A
(a)
100,000 74,905
5.000% 11/15/31, Series A 485,000 507,401
5.000% 11/15/31, Series B 490,000 517,700
0.000% 11/15/32, Series B
(a)
220,000 142,064
Total New York 37,814,318
North Carolina 0.5%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 220,727
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 219,946
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 240,000 250,050
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 150,375
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 324,933
Total North Carolina 1,166,031
North Dakota 0.6%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 500,000 381,221
County of Ward, Series C
Revenue Bonds
5.000%, 06/01/34 200,000 178,866
5.000%, 06/01/43 500,000 412,065
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 170,115
2.750% 07/01/27, Series A 185,000 175,532
3.550% 07/01/33, Series D 95,000 87,851
Total North Dakota 1,405,650

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 17
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio 3.1%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 209,348
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 879,882
5.000% 02/15/35, Series C 250,000 260,243
4.000% 02/15/36, Series A 385,000 354,052
City of Columbus
Series A
4.000%, 08/15/27 380,000 386,421
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 367,149
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 114,196
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 183,631
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 59,721
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 500,000 528,134
0.000% 02/15/34, Series A-4
(a)
285,000 304,328
0.000% 02/15/35, Series A-4
(a)
150,000 166,207
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 349,062
5.000%, 06/01/29 930,000 1,014,144
5.000%, 12/01/30 325,000 342,362
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 250,000 267,557
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 108,962
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 115,455
3.250% 01/01/37, Series A 140,000 119,176
4.000% 01/01/46, Series B 575,000 482,147
State of Ohio
5.000% 09/15/28, Series B 195,000 211,672
Total Ohio 6,823,849
Oklahoma 0.8%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 195,406
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 06/01/30 200,000 210,340
5.000%, 06/01/31 525,000 550,724
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 129,532
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 413,687
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 329,713
Total Oklahoma 1,829,402
Oregon 1.1%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 411,341
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 455,000 455,807
5.000%, 08/15/45 270,000 265,737
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 892,119
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 206,162
4.000%, 05/15/41 240,000 207,984
Total Oregon 2,439,150
Pennsylvania 6.2%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 151,600
4.000%, 07/15/39 1,000,000 887,722
4.000%, 04/01/44 680,000 566,142
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 82,625
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 68,850
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 71,480
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 328,393
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 141,061

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 82,262
4.000% 09/01/41, Series A 440,000 380,742
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 249,755
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 255,000 259,830
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 272,785
5.000% 01/01/28, Series 1 600,000 637,488
5.000% 09/15/28, Series 2 200,000 211,166
5.000% 03/15/29, Series 1 200,000 207,417
5.000% 03/15/31, Series 1 340,000 350,313
4.000% 09/15/31 245,000 246,222
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 45,000 40,452
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 91,432
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 119,288
5.500% 08/01/28, Series A 1,230,000 1,337,571
5.750% 07/01/32 100,000 114,200
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 375,910
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,293
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 305,748
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 430,561
Pennsylvania Housing Finance Agency
Revenue Bonds
3.650% 10/01/32, Series 122 135,000 128,880
3.550% 10/01/33, Series 127B 360,000 332,070
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 465,000 480,689
5.000% 06/01/28, Series B-2 320,000 333,355
6.000% 12/01/30, Series E 760,000 813,936
6.250% 06/01/33, Series C 190,000 204,829
5.000% 06/01/36, Series B 1,000,000 1,010,253
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 314,611
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 04/01/33, Series 2015 225,000 231,546
5.000% 09/01/42, Series A 200,000 200,335
Pittsburgh Water & Sewer Authority
Revenue Bonds
5.000% 09/01/26, Series A 130,000 136,362
5.000% 09/01/31, Series B 800,000 859,989
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 488,030
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 280,000 290,957
Total Pennsylvania 13,938,150
Rhode Island 0.5%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 630,000 652,630
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 368,653
Total Rhode Island 1,021,283
South Carolina 1.1%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 92,418
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 308,388
5.000% 05/01/43, Series A 650,000 630,451
4.000% 12/01/44, Series A 200,000 164,879
South Carolina Public Service Authority,
Series A
Revenue Bonds
5.000%, 12/01/31 950,000 968,197
5.000%, 12/01/33 325,000 326,485
Total South Carolina 2,490,818
South Dakota 0.9%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 182,871
4.000% 07/01/37 150,000 135,242
5.000% 11/01/44, Series B 1,000,000 957,901
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 470,530
3.400% 11/01/32, Series B 355,000 332,217
Total South Dakota 2,078,761

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 19
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tennessee 0.5%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 93,620
City of Memphis, Series A
5.000%, 04/01/25 250,000 260,419
5.000%, 04/01/26 245,000 255,030
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 156,663
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/35 150,000 150,247
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 250,000 240,656
Total Tennessee 1,156,635
Texas 9.2%
Alamo Community College District
5.000%, 08/15/28 330,000 352,533
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 233,339
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 118,071
0.000% 08/15/29, Series A
(a)
270,000 202,681
5.000% 08/15/33, Series C 225,000 227,485
5.000% 08/15/34, Series C 1,000,000 1,008,745
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 203,350
City of Dallas
5.000%, 02/15/26 330,000 336,583
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 612,163
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 245,734
City of Houston
Series A
5.000%, 03/01/26 355,000 372,127
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 492,117
4.000% 07/15/41, Series B-1 450,000 345,404
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 733,547
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/30 205,000 215,454
5.000%, 02/01/36 975,000 1,018,167
County of Harris
Series A
5.000%, 10/01/25 225,000 235,430
Dallas Fort Worth International Airport
Revenue Bonds
5.250% 11/01/30, Series A 225,000 227,609
4.000% 11/01/34 1,255,000 1,182,600
Fort Bend Independent School District
5.000%, 08/15/29 480,000 513,011
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 233,623
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 111,891
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 379,114
5.000%, 05/15/35 350,000 363,034
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 328,382
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 101,506
4.000% 08/15/40, Series A 225,000 199,275
North East Independent School District
5.250%, 02/01/29 150,000 165,109
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 261,523
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(a)
230,000 188,126
5.000% 01/01/28, Series A 415,000 433,576
5.000% 01/01/29, Series A 250,000 260,894
5.000% 01/01/29, Series B 325,000 335,058
0.000% 01/01/30, Series D
(a)
500,000 374,744
5.000% 01/01/30, Series A 545,000 565,143
5.000% 01/01/31, Series A 850,000 884,985
0.000% 01/01/34, Series D
(a)
410,000 247,514
5.000% 01/01/36, Series A 370,000 380,776
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 96,512

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Strategic Beta ETFs | Annual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 926,722
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 109,394
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/30 400,000 419,890
5.000%, 05/15/31 155,000 162,230
2.625%, 05/01/49 (Mandatory Put
05/01/24) 300,000 296,920
State of Texas, Series A
5.000%, 10/01/27 165,000 170,218
5.000%, 10/01/29 270,000 281,994
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 125,130
5.000% 05/15/37 100,000 91,204
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 233,222
Texas Water Development Board, Series A
Revenue Bonds
5.000%, 04/15/28 315,000 338,012
5.000%, 10/15/28 200,000 215,910
5.000%, 10/15/30 335,000 350,339
5.000%, 10/15/31 605,000 632,193
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 799,691
5.000%, 08/01/30 550,000 598,485
Total Texas 20,538,489
Utah 0.5%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 101,806
5.000%, 07/01/35 500,000 492,713
Intermountain Power Agency
Series A
Revenue Bonds
5.000%, 07/01/35 500,000 535,439
Total Utah 1,129,958
Virginia 0.4%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 225,765
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 187,233
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 169,394
4.000%, 01/01/37 250,000 218,962
Total Virginia 801,354
Washington 2.1%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,559,956
County of King
4.000%, 07/01/30 250,000 254,020
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 248,216
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 524,818
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 202,009
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 155,324
5.000% 07/01/29, Series B 210,000 220,287
5.000% 07/01/30, Series
R-2015E 200,000 206,849
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 148,540
5.000% 10/01/38, Series D 350,000 350,894
5.000% 08/15/45, Series A 200,000 193,978
5.000% 09/01/45 300,000 292,410
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 194,826
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 84,444
Total Washington 4,636,571
Wisconsin 0.9%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 198,462
4.000%, 01/01/45 200,000 165,012
State of Wisconsin
5.000% 05/01/27 240,000 250,315
5.000% 05/01/28, Series 4 450,000 465,606
5.000% 11/01/28, Series 2 500,000 529,136
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 155,196
3.500% 02/15/46, Series A 405,000 288,624
Total Wisconsin 2,052,351

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 21
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Total Municipal Bonds
(Cost $245,566,569) 219,507,876
Money Market Funds 2 .5%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 2.007%
(c)
5,509,262 5,508,711
Total Money Market Funds
(Cost $5,508,711) 5,508,711
Total Investments in Securities
(Cost $251,075,280) 225,016,587
Other Assets & Liabilities, Net (1,431,907)
Net Assets 223,584,680
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $1,402,640, which represents 0.63% of total net assets.
(c) The rate shown is the seven-day current annualized yield at October 31, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
22 Strategic Beta ETFs | Annual Report 2022
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 219,507,876 – 219,507,876
Money Market Funds 5,508,711 – – 5,508,711
Total Investments in Securities 5,508,711 219,507,876 – 225,016,587
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 23
Assets
Investments in securities, at value
Unaffiliated issuers (cost $251,075,280) $225,016,587
Cash 863
Receivable for:
Interest 3,077,953
Total assets 228,095,403
Liabilities
Payable for:
Investments purchased 4,469,312
Investment management fees 41,411
Total liabilities 4,510,723
Net assets applicable to outstanding capital stock $223,584,680
Represented by:
Paid-in capital $250,062,118
Total distributable earnings (loss) (26,477,438)
Total - representing net assets applicable to outstanding capital stock $223,584,680
Shares outstanding 11,600,000
Net asset value per share $19.27

STATEMENT OF OPERATIONS
Year Ended October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2022
Investment Income:
Interest $3,518,547
Total income 3,518,547
Expenses:
Investment management fees 435,109
Overdraft expense 28
Total expenses 435,137
Net Investment Income 3,083,410
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (760,476)
Net realized loss (760,476)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (28,317,930)
Net change in unrealized depreciation (28,317,930)
Net realized and unrealized loss (29,078,406)
Net Decrease in net assets resulting from operations $(25,994,996)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 25
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income $3,083,410 $1,559,527
Net realized gain (loss) (760,476) 142,741
Net change in unrealized appreciation (depreciation) (28,317,930) 396,180
Net increase (decrease) in net assets resulting from operations (25,994,996) 2,098,448
Distributions to shareholders
Net investment income and net realized gains (3,038,834) (1,616,392)
Shareholder transactions
Proceeds from shares sold 133,379,155 84,369,700
Cost of shares redeemed (22,379,887) (1,112)
Net increase in net assets resulting from shareholder transactions 110,999,268 84,368,588
Increase in net assets 81,965,438 84,850,644
Net Assets:
Net assets beginning of year 141,619,242 56,768,598
Net assets at end of year $223,584,680 $141,619,242
Capital stock activity
Shares outstanding, beginning of year 6,350,000 2,600,050
Subscriptions 6,300,000 3,750,000
Redemptions (1,050,000) (50)
Shares outstanding, end of year 11,600,000 6,350,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Strategic Beta ETFs | Annual Report 2022
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2022 2021 2020 2019 2018
(a)
Per share data
Net asset value, beginning of
year
$ 22 .30 $ 21 .83 $ 21 .56 $ 20 .02 $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .34 0 .37 0 .51 0 .56 0 .03
Net realized and unrealized gain (loss) ( 3 .03 ) 0 .52 0 .30 1 .51 ( 0 .01 )
Total from investment operations ( 2 .69 ) 0 .89 0 .81 2 .07 0 .02
Less distributions to shareholders:
Net investment income ( 0 .32 ) ( 0 .38 ) ( 0 .51 ) ( 0 .53 ) –
Net realized gains ( 0 .02 ) ( 0 .04 ) ( 0 .03 ) – –
Total distribution to shareholders ( 0 .34 ) ( 0 .42 ) ( 0 .54 ) ( 0 .53 ) –
Net asset value, end of year $ 19 .27 $ 22 .30 $ 21 .83 $ 21 .56 $ 20 .02
Total Return at NAV ( 12 .17 ) % 4 .11% 3 .82% 10 .42% 0 .10%
Total Return at Market ( 12 .40 ) % 3 .85% 4 .18% 10 .24% 0 .45%
Ratios to average net assets:
Total gross expenses
(b)
0 .23%
(c)
0 .23%
(c)
0 .23% 0 .26% 0 .28%
(d)
Total net expenses
(b)(e)
0 .23%
(c)
0 .23%
(c)
0 .23% 0 .26% 0 .28%
(d)
Net investment income 1 .63% 1 .65% 2 .37% 2 .67% 2 .34%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $ 223,585 $ 141,619 $ 56,769 $ 26,946 $ 16,014
Portfolio turnover 14% 6% 11% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 27
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
28 Strategic Beta ETFs | Annual Report 2022
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net tax-exempt and taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 29
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements.
The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an
18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions; interest and fee expense related to the
Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
30 Strategic Beta ETFs | Annual Report 2022
At October 31, 2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, capital loss carryforwards, distribution reclassifications and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $133,509,078 and $25,933,420, respectively, for the year ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($)
Paid-in
capital ($)
(86) 86 -
Year Ended October 31, 2022 Year Ended October 31, 2021
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
28,543 2,892,137 118,154 3,038,834 1,234 1,506,551 108,607 1,616,392
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
- 338,337 - (748,184) (26,067,591)
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
251,084,178 63,514 (26,131,105) (26,067,591)
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
594,885 153,299 748,184 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 31
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2022, the cost basis of securities contributed was $5,187,578.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2022, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
32 Strategic Beta ETFs | Annual Report 2022
negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 33
securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

34 Strategic Beta ETFs | Annual Report 2022
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2022 and for the period
October 10, 2018 (commencement of operations) through October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the four years in the period ended October 31, 2022 and for the period October 10, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 22, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 35
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2022 . Shareholders will be notiﬁed in early 2023 of the amounts for use in preparing 2022 income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Exempt-
interest
dividends
99.87%

TRUSTEES AND OFFICERS
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2022
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee)
since 2019; Director,
Apollo Commercial
Real Estate Finance,
Inc. since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to Independent Trustees of CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since
1997; former Board of
Governors, Innovation
Institute, MA Technology
Collaborative 2010-2020;
former Board of Directors,
The MA Business
Roundtable, 2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 41
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2022
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 43
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal
Executive Officer, the Fund’s other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 –
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds 2015 - 2021; officer of Columbia
Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2022
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 45
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Multi-Sector Municipal Income ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and
June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
46 Strategic Beta ETFs | Annual Report 2022
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle
East, and Africa (EMEA) asset management business.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks, (v) the net assets of the Fund and (vi) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 47
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered
2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in
2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the
Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN303_10_M01_(12/22)
CET001678
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2022
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

Strategic Beta ETFs | Annual Report 2022

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Research Enhanced Value ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Understanding Your Fund’s Expenses 11
Portfolio of Investments 12
Statement of Assets and Liabilities 23
Statement of Operations 24
Statement of Changes in Net Assets 25
Financial Highlights 26
Notes to Financial Statements 28
Report of Independent Registered Public Accounting Firm 36
Federal Income Tax Information 37
Trustees and Officers 38
Approval of Investment Management Services Agreement 47
Additional Information 50

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
Columbia Research Enhanced Core ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000 ®
Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year Life
Market Price 09/25/19 -10.32 12.40
Net Asset Value 09/25/19 -10.57 12.29
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index -10.42 12.52
Russell 1000® Index -16.38 10.49

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2022)
Information Technology 25 .9
Health Care 14 .8
Financials 11 .5
Consumer Discretionary 10 .9
Industrials 9 .0
Communication Services 6 .6
Consumer Staples 6 .4
Energy 5 .7
Real Estate 3 .4
Utilities 3 .1
Materials 2 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Core ETF (RECS)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 5
For the 12-month period that ended October 31, 2022, Columbia Research Enhanced Core ETF returned -10.57% based on net asset value (NAV) and -10.32% based on market price. The Beta Advantage ® Research Enhanced U.S. Equity
Index (the Index), against which the performance of the Fund is measured, returned -10.42% during the same period. To compare, the Russell 1000® Index returned -16.38% for the same period.
The Fund had a NAV of $31.23 on October 31, 2021 and ended the annual period on October 31, 2022 with a NAV of
$22.98. The Fund’s market price on October 31, 2022 was $23.04 per share.
Market overview
U.S. equities fell during the period overall, as investor sentiment deteriorated amid a broad array of domestic and external factors. Early in the period, the emergence of the COVID-19 Omicron variant intensified concerns about the economic recovery. As these concerns eased somewhat, investor focus turned to inflation and interest rates for the remainder of the period. Inflation increased at its fastest pace in 40 years, with oil prices reaching their highest levels since 2008 before declining modestly. In an effort to reduce inflation, the U.S. Federal Reserve (Fed) raised interest rates for the first time since December 2018 in mid-March 2022 and then did so another four times, bringing the targeted federal funds rate to a range of 3.00% to 3.25%. Several global factors also contributed to risk-averse investor sentiment, most notably
Russia’s war with Ukraine, China’s COVID-19-related lockdowns, global supply-chain snags, and the emergence of an energy crisis in Europe. Unusual volatility in the global currency and fixed-income markets was an additional source of disruption. Together, these developments raised concerns about the potential for a slowdown in global economic growth and a concurrent decline in corporate earnings.
There were brief periods when U.S. equities rallied. For example, in December 2021, reports of positive economic data eased investors’ COVID-19 concerns and pushed U.S. equities higher. In mid-March 2022, when most U.S. equity indices were near year-to-date lows, oil price declines boosted investor sentiment, and despite the uncertainty surrounding the
Fed’s future tightening, U.S. equities rallied in the last two weeks of the first quarter of 2022. In July through mid-August
2022, U.S. equities rallied, as investors appeared to grow increasingly optimistic the Fed would pivot toward a more accommodative policy. However, subsequent comments from Fed Chair Powell in late August, together with a stronger than consensus expected inflation report in early September, made it clear the Fed would continue to raise interest rates aggressively. In October 2022, U.S. equities advanced significantly, as corporate earnings overall proved better than many had feared, with the exception of mega-cap technology companies.
Still, within the broad U.S. equity market, all capitalization segments posted double-digit negative absolute returns for the period. Large-cap stocks were least weak, followed closely behind by mid-cap stocks and then small-cap stocks. Value stocks notably outpaced growth stocks across the capitalization spectrum, as growth-oriented stocks were hit particularly hard due to rising bond yields. Within the Russell 1000® Index, energy was by far the best performing sector, followed at some distance by consumer staples and utilities, the only sectors to post positive absolute returns during the annual period. The weakest sectors in the Russell 1000® Index were communication services, consumer discretionary and information technology, with each generating a robust double-digit negative absolute return during the annual period.
The Fund’s notable contributors during the period
Index constituents in consumer discretionary, information technology and health care sectors contributed most positively to the Index’s results relative to the Russell 1000® Index during the period.
Relative to the Russell 1000® Index, overweight positions in fast-food restaurant retailer McDonald’s Corp. and information technology giant Apple Inc. and having no exposure to e-commerce retailing behemoth Amazon.com, Inc.
contributed most positively. McDonald’s and Apple each posted a positive absolute return and Amazon.com generated a robust double-digit negative absolute return during the period.
The Fund’s notable detractors during the period
Index constituents in the communication services sector detracted from the Index’s results relative to the Russell
1000® Index, the only sector to do so during the period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Core ETF (RECS)
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2022
Relative to the Russell 1000® Index, an overweight position in Facebook parent company Meta Platforms, Inc.-Class A and having no exposure to managed health care and insurance company UnitedHealth Group, Inc. and pharmaceuticals company Eli Lilly & Co. detracted most. Meta Platforms generated a significant double-digit negative absolute return, while UnitedHealth Group and Eli Lilly & Co. each posted a double-digit positive absolute return during the period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000 ® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year Life
Market Price 09/25/19 -4.46 8.86
Net Asset Value 09/25/19 -4.66 8.82
{
Beta Advantage®
}
Research
Enhanced U.S. Value Index -4.43 8.95
Russell 1000® Value Index -7.00 7.65

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2022)
Financials 20 .0
Health Care 17 .4
Industrials 10 .2
Energy 9 .6
Information Technology 8 .3
Consumer Staples 7 .1
Consumer Discretionary 6 .3
Communication Services 6 .1
Utilities 6 .0
Real Estate 5 .0
Materials 4 .0
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Value ETF (REVS)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 9
For the 12-month period that ended October 31, 2022, Columbia Research Enhanced Value ETF returned -4.66% based on net asset value (NAV) and -4.46% based on market price. The Beta Advantage ® Research Enhanced U.S. Value
Index (the Index), against which the performance of the Fund is measured, returned -4.43% during the same period. To compare, the Russell 1000® Value Index returned -7.00% for the same period.
The Fund had a NAV of $20.96 on October 31, 2021 and ended the annual period on October 31, 2022 with a NAV of
$19.74. The Fund’s market price on October 31, 2022 was $19.78 per share.
Market overview
U.S. equities fell during the period overall, as investor sentiment deteriorated amid a broad array of domestic and external factors. Early in the period, the emergence of the COVID-19 Omicron variant intensified concerns about the economic recovery. As these concerns eased somewhat, investor focus turned to inflation and interest rates for the remainder of the period. Inflation increased at its fastest pace in 40 years, with oil prices reaching their highest levels since 2008 before declining modestly. In an effort to reduce inflation, the U.S. Federal Reserve (Fed) raised interest rates for the first time since December 2018 in mid-March 2022 and then did so another four times, bringing the targeted federal funds rate to a range of 3.00% to 3.25%. Several global factors also contributed to risk-averse investor sentiment, most notably
Russia’s war with Ukraine, China’s COVID-19-related lockdowns, global supply-chain snags, and the emergence of an energy crisis in Europe. Unusual volatility in the global currency and fixed-income markets was an additional source of disruption. Together, these developments raised concerns about the potential for a slowdown in global economic growth and a concurrent decline in corporate earnings.
There were brief periods when U.S. equities rallied. For example, in December 2021, reports of positive economic data eased investors’ COVID-19 concerns and pushed U.S. equities higher. In mid-March 2022, when most U.S. equity indices were near year-to-date lows, oil price declines boosted investor sentiment, and despite the uncertainty surrounding the
Fed’s future tightening, U.S. equities rallied in the last two weeks of the first quarter of 2022. In July through mid-August
2022, U.S. equities rallied, as investors appeared to grow increasingly optimistic the Fed would pivot toward a more accommodative policy. However, subsequent comments from Fed Chair Powell in late August, together with a stronger than consensus expected inflation report in early September, made it clear the Fed would continue to raise interest rates aggressively. In October 2022, U.S. equities advanced significantly, as corporate earnings overall proved better than many had feared, with the exception of mega-cap technology companies.
Still, within the broad U.S. equity market, all capitalization segments posted double-digit negative absolute returns for the period. Large-cap stocks were least weak, followed closely behind by mid-cap stocks and then small-cap stocks. Value stocks notably outpaced growth stocks across the capitalization spectrum, as growth-oriented stocks were hit particularly hard due to rising bond yields. Within the Russell 1000® Value Index, energy was by far the best performing sector, followed at some distance by consumer staples, utilities and health care, the only sectors to post positive absolute returns during the period. The weakest performing sectors in the Russell
1000® Value Index, were communication
services, information technology and real estate, with each generating a robust double-digit negative absolute return during the period.
The Fund’s notable contributors during the period
Index constituents in the health care, energy and consumer discretionary sectors contributed most positively to the
Index’s results relative to the Russell 1000® Value Index during the period.
Relative to the Russell 1000® Value Index, overweight positions in pharmaceuticals company Merck & Co., Inc. and medical device, pharmaceutical and consumer goods manufacturer Johnson & Johnson and having no exposure to investment bank and financial services company JPMorgan Chase & Co. contributed most positively. Merck and
Johnson & Johnson each generated a positive absolute return during the period. JPMorgan Chase posted a double-digit negative absolute return during the period.
The Fund’s notable detractors during the period
Index constituents in the communication services, information technology and consumer staples sectors detracted most from the Index’s results relative to the Russell 1000® Value Index during the period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Value ETF (REVS)
(Unaudited)
10 Strategic Beta ETFs | Annual Report 2022
Relative to the Russell 1000® Value Index, overweight positions in Facebook parent company Meta Platforms, Inc.-
Class A and options and futures exchange CME Group, Inc. and having no exposure to diversified conglomerate holding company Berkshire Hathaway, Inc.-Class B detracted most. Meta Platforms and CME Group each posted a double-digit negative absolute return during the period. Berkshire Hathaway-Class B generated a modestly positive absolute return during the period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 11
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the year ended October 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2022 — October 31, 2022
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 948.80 1,024.45 0.74 0.77 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 968.60 1,024.25 0.94 0.97 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2022
Common Stocks 99.3%
Issuer Shares Value ($)
Communication Services  6.6%
Diversified Telecommunication Services 0.7%
Lumen Technologies, Inc. 3,243 23,869
Verizon Communications, Inc. 13,471 503,411
Total 527,280
Entertainment 0.2%
Electronic Arts, Inc. 879 110,719
Live Nation Entertainment, Inc.
(a)
470 37,417
World Wrestling Entertainment, Inc. Class A 143 11,281
Total 159,417
Interactive Media & Services 5.2%
Alphabet, Inc. Class A
(a)
19,165 1,811,284
Alphabet, Inc. Class C
(a)
17,200 1,628,152
Meta Platforms, Inc. Class A
(a)
7,253 675,689
Total 4,115,125
Media 0.5%
Charter Communications, Inc. Class A
(a)
327 120,212
Fox Corp. Class A 973 28,090
Fox Corp. Class B 454 12,349
Interpublic Group of Cos., Inc. (The) 1,242 36,999
New York Times Co. (The) Class A 527 15,262
News Corp. Class A 1,234 20,818
News Corp. Class B 389 6,663
Nexstar Media Group, Inc. 122 20,899
Omnicom Group, Inc. 648 47,142
Trade Desk, Inc. (The) Class A
(a)
1,180 62,823
Total 371,257
Total Communication Services 5,173,079
Consumer Discretionary  10.9%
Automobiles 0.2%
Harley-Davidson, Inc. 1,378 59,254
Thor Industries, Inc. 551 44,890
Total 104,144
Distributors 0.5%
Genuine Parts Co. 1,464 260,387
LKQ Corp. 2,638 146,778
Total 407,165
Diversified Consumer Services 0.3%
ADT, Inc. 2,132 18,037
Grand Canyon Education, Inc.
(a)
309 31,095
H&R Block, Inc. 1,670 68,720
Service Corp. International 1,600 96,976
Total 214,828
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc. Class A
(a)
3,816 407,968
Booking Holdings, Inc.
(a)
402 751,531
Boyd Gaming Corp. 793 45,804
Expedia Group, Inc.
(a)
1,510 141,140
Hyatt Hotels Corp. Class A
(a)
520 48,989
Marriott International, Inc. Class A 2,860 457,915
Marriott Vacations Worldwide Corp. 389 57,479
MGM Resorts International 3,342 118,875
Six Flags Entertainment Corp.
(a)
708 15,788
Travel + Leisure Co. 833 31,637
Wyndham Hotels & Resorts, Inc. 917 69,628
Total 2,146,754
Household Durables 1.1%
DR Horton, Inc. 3,367 258,855
Lennar Corp. Class A 2,605 210,223
Lennar Corp. Class B 153 9,979
Mohawk Industries, Inc.
(a)
535 50,691
NVR, Inc.
(a)
30 127,133
Common Stocks (continued)
Issuer Shares Value ($)
PulteGroup, Inc. 2,407 96,256
Toll Brothers, Inc. 1,119 48,207
TopBuild Corp.
(a)
323 54,955
Total 856,299
Multiline Retail 0.1%
Macy's, Inc. 2,790 58,171
Nordstrom, Inc. 1,143 23,249
Total 81,420
Specialty Retail 3.7%
Advance Auto Parts, Inc. 634 120,409
AutoNation, Inc.
(a)
380 40,398
AutoZone, Inc.
(a)
202 511,642
Lithia Motors, Inc. 267 52,906
Lowe's Cos., Inc. 6,624 1,291,349
O'Reilly Automotive, Inc.
(a)
656 549,184
Penske Automotive Group, Inc. 270 30,137
Ulta Beauty, Inc.
(a)
530 222,266
Victoria's Secret & Co.
(a)
829 31,170
Williams-Sonoma, Inc. 691 85,567
Total 2,935,028
Textiles, Apparel & Luxury Goods 2.3%
Capri Holdings Ltd.
(a)
1,361 62,170
Lululemon Athletica, Inc.
(a)
1,130 371,815
NIKE, Inc. Class B 12,742 1,180,929
PVH Corp. 670 34,384
Ralph Lauren Corp. 426 39,486
Tapestry, Inc. 2,490 78,883
Under Armour, Inc. Class A
(a)
1,915 14,267
Under Armour, Inc. Class C
(a)
2,030 13,317
Total 1,795,251
Total Consumer Discretionary 8,540,889
Consumer Staples  6.4%
Beverages 0.3%
Keurig Dr Pepper, Inc. 4,523 175,673
Molson Coors Beverage Co. Class B 927 46,749
Total 222,422
Food & Staples Retailing 0.4%
Albertsons Cos., Inc. Class A 914 18,746
Kroger Co. (The) 3,717 175,777
Walgreens Boots Alliance, Inc. 3,811 139,102
Total 333,625
Food Products 2.0%
Archer-Daniels-Midland Co. 3,013 292,201
Campbell Soup Co. 1,008 53,333
Darling Ingredients, Inc.
(a)
850 66,708
General Mills, Inc. 3,159 257,711
JM Smucker Co. (The) 548 82,562
Kellogg Co. 1,335 102,555
Kraft Heinz Co. (The) 3,720 143,108
Mondelez International, Inc. Class A 7,252 445,853
Tyson Foods, Inc. Class A 1,491 101,910
Total 1,545,941
Household Products 2.2%
Procter & Gamble Co. (The) 12,682 1,707,885
Tobacco 1.5%
Altria Group, Inc. 9,555 442,110
Philip Morris International, Inc. 8,189 752,159
Total 1,194,269
Total Consumer Staples 5,004,142
Energy  5.7%
Energy Equipment & Services 0.1%
Baker Hughes Co. 3,049 84,335

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 13
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 5.6%
APA Corp. 1,113 50,597
Chevron Corp. 6,627 1,198,824
ConocoPhillips 4,487 565,766
Devon Energy Corp. 2,312 178,833
Exxon Mobil Corp. 14,256 1,579,707
Marathon Oil Corp. 2,312 70,400
Marathon Petroleum Corp. 1,684 191,336
Occidental Petroleum Corp. 2,695 195,657
PDC Energy, Inc. 333 24,023
Phillips 66 1,651 172,183
Valero Energy Corp. 1,341 168,363
Total 4,395,689
Total Energy 4,480,024
Financials  11.4%
Banks 2.8%
Bank OZK 904 38,854
Comerica, Inc. 1,065 75,083
East West Bancorp, Inc. 1,139 81,518
Fifth Third Bancorp 5,476 195,438
KeyCorp 7,552 134,954
Popular, Inc. 580 41,018
Regions Financial Corp. 7,625 167,369
Synovus Financial Corp. 1,144 45,588
Wells Fargo & Co. 30,524 1,403,799
Zions Bancorp NA 1,213 63,003
Total 2,246,624
Capital Markets 2.4%
Cboe Global Markets, Inc. 862 107,319
CME Group, Inc. 2,993 518,687
FactSet Research Systems, Inc. 307 130,625
Janus Henderson Group PLC 1,102 25,092
Jefferies Financial Group, Inc. 1,660 57,121
Lazard Ltd. Class A 732 27,604
Morgan Stanley 10,444 858,183
Northern Trust Corp. 1,680 141,708
SEI Investments Co. 837 45,449
Virtu Financial, Inc. Class A 794 17,770
Total 1,929,558
Consumer Finance 1.1%
Ally Financial, Inc. 2,485 68,486
Capital One Financial Corp. 2,984 316,364
Credit Acceptance Corp.
(a)
47 21,884
Discover Financial Services 2,134 222,918
OneMain Holdings, Inc. 918 35,398
SLM Corp. 1,964 32,583
Synchrony Financial 3,819 135,804
Total 833,437
Diversified Financial Services 0.1%
Voya Financial, Inc. 802 54,825
Insurance 5.0%
American International Group, Inc. 6,067 345,819
Aon PLC Class A 1,700 478,533
Arthur J Gallagher & Co. 1,695 317,101
Assurant, Inc. 432 58,691
Axis Capital Holdings Ltd. 633 34,606
Brown & Brown, Inc. 1,932 113,582
CNA Financial Corp. 229 9,549
Everest Re Group Ltd. 310 100,025
Hartford Financial Services Group, Inc. (The) 2,645 191,524
Lincoln National Corp. 1,363 73,425
Loews Corp. 1,623 92,543
Common Stocks (continued)
Issuer Shares Value ($)
Marsh & McLennan Cos., Inc. 4,118 665,016
MetLife, Inc. 5,567 407,560
Prudential Financial, Inc. 3,072 323,144
Reinsurance Group of America, Inc. 545 80,208
Travelers Cos., Inc. (The) 1,939 357,668
Unum Group 1,647 75,087
Willis Towers Watson PLC 877 191,370
Total 3,915,451
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 2,416 32,978
Total Financials 9,012,873
Health Care  14.7%
Biotechnology 2.4%
AbbVie, Inc. 3,882 568,325
Alnylam Pharmaceuticals, Inc.
(a)
261 54,095
Amgen, Inc. 1,141 308,469
Biogen, Inc.
(a)
299 84,749
BioMarin Pharmaceutical, Inc.
(a)
386 33,439
Exact Sciences Corp.
(a)
373 12,973
Exelixis, Inc.
(a)
657 10,893
Gilead Sciences, Inc. 2,711 212,705
Horizon Therapeutics PLC
(a)
464 28,917
Incyte Corp.
(a)
384 28,547
Ionis Pharmaceuticals, Inc.
(a)
292 12,906
Mirati Therapeutics, Inc.
(a)
93 6,261
Moderna, Inc.
(a)
697 104,780
Natera, Inc.
(a)
179 8,406
Neurocrine Biosciences, Inc.
(a)
190 21,873
Novavax, Inc.
(a)
157 3,496
Regeneron Pharmaceuticals, Inc.
(a)
224 167,720
Sarepta Therapeutics, Inc.
(a)
168 19,155
Seagen, Inc.
(a)
265 33,697
Ultragenyx Pharmaceutical, Inc.
(a)
137 5,543
United Therapeutics Corp.
(a)
102 23,514
Vertex Pharmaceuticals, Inc.
(a)
535 166,920
Total 1,917,383
Health Care Equipment & Supplies 2.2%
Abbott Laboratories 7,014 693,965
Becton Dickinson and Co. 1,173 276,793
DENTSPLY SIRONA, Inc. 860 26,505
Enovis Corp.
(a)
638 31,549
Envista Holdings Corp.
(a)
673 22,216
Hologic, Inc.
(a)
994 67,393
Integra LifeSciences Holdings Corp.
(a)
292 14,673
Medtronic PLC 5,448 475,828
QuidelOrtho Corp.
(a)
188 16,886
Teleflex, Inc. 189 40,552
Zimmer Biomet Holdings, Inc. 861 97,595
Total 1,763,955
Health Care Providers & Services 3.2%
AmerisourceBergen Corp. 600 94,332
Cardinal Health, Inc. 1,112 84,401
Centene Corp.
(a)
2,343 199,460
Cigna Corp. 1,247 402,856
CVS Health Corp. 5,463 517,346
Elevance Health, Inc. 1,007 550,597
Humana, Inc. 518 289,085
McKesson Corp. 596 232,065
Molina Healthcare, Inc.
(a)
243 87,203
Premier, Inc. Class A 488 17,021
Tenet Healthcare Corp.
(a)
429 19,030
Total 2,493,396

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 1,253 173,352
IQVIA Holdings, Inc.
(a)
768 161,027
Mettler-Toledo International, Inc.
(a)
99 125,228
QIAGEN NV
(a)
932 40,598
Syneos Health, Inc.
(a)
412 20,757
Waters Corp.
(a)
255 76,288
Total 597,250
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co. 8,620 667,792
Johnson & Johnson 10,854 1,888,270
Merck & Co., Inc. 10,430 1,055,516
Perrigo Co. PLC 532 21,429
Pfizer, Inc. 23,708 1,103,607
Viatris, Inc. 4,896 49,597
Total 4,786,211
Total Health Care 11,558,195
Industrials  8.9%
Aerospace & Defense 2.6%
Curtiss-Wright Corp. 165 27,692
General Dynamics Corp. 1,086 271,283
L3Harris Technologies, Inc. 847 208,760
Lockheed Martin Corp. 1,055 513,447
Northrop Grumman Corp. 657 360,700
Raytheon Technologies Corp. 6,605 626,286
Textron, Inc. 923 63,170
Total 2,071,338
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc. 729 71,333
United Parcel Service, Inc. Class B 3,268 548,272
Total 619,605
Building Products 0.3%
A O Smith Corp. 562 30,786
Builders FirstSource, Inc.
(a)
680 41,929
Lennox International, Inc. 140 32,700
Masco Corp. 991 45,853
Owens Corning 426 36,470
Trex Co., Inc.
(a)
465 22,362
Total 210,100
Commercial Services & Supplies 0.8%
Cintas Corp. 387 165,462
Republic Services, Inc. 922 122,276
Tetra Tech, Inc. 238 33,625
Waste Management, Inc. 1,861 294,726
Total 616,089
Construction & Engineering 0.1%
AECOM 570 42,910
MasTec, Inc.
(a)
261 20,118
WillScot Mobile Mini Holdings Corp.
(a)
921 39,170
Total 102,198
Electrical Equipment 0.4%
Acuity Brands, Inc. 147 26,985
Emerson Electric Co. 2,690 232,954
nVent Electric PLC 726 26,499
Total 286,438
Industrial Conglomerates 0.4%
3M Co. 2,518 316,739
Machinery 1.3%
Allison Transmission Holdings, Inc. 426 17,999
Crane Holdings Co. 183 18,362
Cummins, Inc. 605 147,929
Esab Corp. 234 8,728
Common Stocks (continued)
Issuer Shares Value ($)
Flowserve Corp. 579 16,606
Gates Industrial Corp. PLC
(a)
466 5,196
Illinois Tool Works, Inc. 1,374 293,390
Lincoln Electric Holdings, Inc. 253 35,926
Nordson Corp. 259 58,275
Oshkosh Corp. 286 25,168
Otis Worldwide Corp. 1,874 132,379
Parker-Hannifin Corp. 571 165,944
Snap-on, Inc. 233 51,738
Westinghouse Air Brake Technologies Corp. 808 75,370
Total 1,053,010
Professional Services 0.4%
Booz Allen Hamilton Holding Corp. 572 62,262
CACI International, Inc. Class A
(a)
107 32,531
FTI Consulting, Inc.
(a)
146 22,722
ManpowerGroup, Inc. 230 18,018
Robert Half International, Inc. 492 37,618
Science Applications International Corp. 249 26,977
Verisk Analytics, Inc. 673 123,045
Total 323,173
Road & Rail 1.6%
CSX Corp. 9,475 275,344
Knight-Swift Transportation Holdings, Inc. 697 33,477
Landstar System, Inc. 160 24,995
Norfolk Southern Corp. 1,047 238,789
Old Dominion Freight Line, Inc. 444 121,922
Union Pacific Corp. 2,787 549,429
Total 1,243,956
Trading Companies & Distributors 0.2%
Watsco, Inc. 145 39,289
WW Grainger, Inc. 215 125,635
Total 164,924
Total Industrials 7,007,570
Information Technology  25.6%
Communications Equipment 0.9%
Arista Networks, Inc.
(a)
684 82,668
Cisco Systems, Inc. 11,624 528,078
F5, Inc.
(a)
161 23,009
Juniper Networks, Inc. 902 27,601
Total 661,356
Electronic Equipment, Instruments & Components 0.1%
Keysight Technologies, Inc.
(a)
498 86,727
Vontier Corp. 425 8,117
Total 94,844
IT Services 3.7%
Accenture PLC Class A 1,749 496,541
Akamai Technologies, Inc.
(a)
426 37,629
Amdocs Ltd. 326 28,137
Automatic Data Processing, Inc. 1,175 283,997
Concentrix Corp. 123 15,034
Gartner, Inc.
(a)
217 65,517
GoDaddy, Inc. Class A
(a)
430 34,572
Mastercard, Inc. Class A 2,387 783,366
Paychex, Inc. 915 108,254
SS&C Technologies Holdings, Inc. 606 31,160
VeriSign, Inc.
(a)
263 52,721
Visa, Inc. Class A 4,578 948,378
Western Union Co. (The) 1,062 14,348
Total 2,899,654
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.
(a)
4,545 272,973
Allegro MicroSystems, Inc.
(a)
176 4,472

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 15
Common Stocks (continued)
Issuer Shares Value ($)
Applied Materials, Inc. 2,429 214,456
KLA Corp. 397 125,631
Lam Research Corp. 386 156,245
Micron Technology, Inc. 3,040 164,464
NVIDIA Corp. 6,618 893,232
QUALCOMM, Inc. 3,135 368,864
Teradyne, Inc. 426 34,655
Total 2,234,992
Software 9.6%
Adobe, Inc.
(a)
1,341 427,109
Atlassian Corp. Class A
(a)
362 73,388
Autodesk, Inc.
(a)
590 126,437
Cadence Design Systems, Inc.
(a)
744 112,634
Crowdstrike Holdings, Inc. Class A
(a)
562 90,595
Datadog, Inc. Class A
(a)
708 57,001
DocuSign, Inc.
(a)
522 25,213
Dropbox, Inc. Class A
(a)
724 15,747
Dynatrace, Inc.
(a)
542 19,100
Fair Isaac Corp.
(a)
59 28,252
Fortinet, Inc.
(a)
1,771 101,230
Intuit, Inc. 742 317,205
Manhattan Associates, Inc.
(a)
167 20,319
Microsoft Corp. 20,716 4,808,805
Palo Alto Networks, Inc.
(a)
809 138,816
Paycom Software, Inc.
(a)
140 48,440
Paylocity Holding Corp.
(a)
111 25,729
Roper Technologies, Inc. 291 120,631
Salesforce, Inc.
(a)
2,634 428,262
ServiceNow, Inc.
(a)
542 228,041
Synopsys, Inc.
(a)
416 121,701
Teradata Corp.
(a)
278 8,782
VMware, Inc. Class A 580 65,267
Workday, Inc. Class A
(a)
543 84,610
Zoom Video Communications, Inc. Class A
(a)
682 56,906
Zscaler, Inc.
(a)
226 34,827
Total 7,585,047
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc. 42,321 6,489,502
Dell Technologies, Inc. Class C 697 26,765
Hewlett Packard Enterprise Co. 3,607 51,472
HP, Inc. 2,828 78,109
NetApp, Inc. 602 41,701
Pure Storage, Inc. Class A
(a)
768 23,700
Total 6,711,249
Total Information Technology 20,187,142
Materials  2.7%
Chemicals 1.5%
Celanese Corp. 1,055 101,407
CF Industries Holdings, Inc. 2,005 213,051
Chemours Co. (The) 1,492 42,716
Dow, Inc. 7,008 327,554
Huntsman Corp. 1,839 49,212
LyondellBasell Industries NV Class A 2,512 192,042
Mosaic Co. (The) 3,339 179,471
Olin Corp. 1,325 70,159
Westlake Corp. 317 30,638
Total 1,206,250
Containers & Packaging 0.1%
Packaging Corp. of America 909 109,271
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.
(a)
4,880 63,391
Nucor Corp. 2,488 326,873
Common Stocks (continued)
Issuer Shares Value ($)
Reliance Steel & Aluminum Co. 566 114,038
Southern Copper Corp. 833 39,126
SSR Mining, Inc. 2,032 28,042
Steel Dynamics, Inc. 1,625 152,831
United States Steel Corp. 2,225 45,301
Total 769,602
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 702 39,768
Total Materials 2,124,891
Real Estate  3.3%
Equity Real Estate Investment Trusts (REITs) 3.1%
Boston Properties, Inc. 987 71,755
Brixmor Property Group, Inc. 1,908 40,659
EastGroup Properties, Inc. 269 42,150
EPR Properties 460 17,756
Essex Property Trust, Inc. 415 92,230
Extra Space Storage, Inc. 853 151,356
First Industrial Realty Trust, Inc. 855 40,724
Highwoods Properties, Inc. 662 18,688
Host Hotels & Resorts, Inc. 4,693 88,604
Invitation Homes, Inc. 3,945 125,017
Iron Mountain, Inc. 1,866 93,431
Kilroy Realty Corp. 719 30,730
Kimco Realty Corp. 3,855 82,420
Lamar Advertising Co. Class A 536 49,435
Life Storage, Inc. 544 60,172
Mid-America Apartment Communities, Inc. 730 114,938
National Retail Properties, Inc. 1,108 46,569
National Storage Affiliates Trust 552 23,548
Prologis, Inc. 6,024 667,158
Rayonier, Inc. 944 31,813
SBA Communications Corp. 685 184,882
Simon Property Group, Inc. 2,079 226,569
Weyerhaeuser Co. 4,775 147,691
Total 2,448,295
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
2,014 142,873
Jones Lang LaSalle, Inc.
(a)
286 45,500
Total 188,373
Total Real Estate 2,636,668
Utilities  3.1%
Electric Utilities 1.9%
American Electric Power Co., Inc. 4,401 386,936
Constellation Energy Corp. 2,774 262,254
Entergy Corp. 1,780 190,709
Evergy, Inc. 1,906 116,514
FirstEnergy Corp. 4,661 175,766
NRG Energy, Inc. 2,034 90,310
PG&E Corp.
(a)
13,564 202,511
Pinnacle West Capital Corp. 978 65,731
Total 1,490,731
Gas Utilities 0.3%
Atmos Energy Corp. 1,189 126,688
National Fuel Gas Co. 772 52,102
UGI Corp. 1,801 63,629
Total 242,419
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 5,575 145,842
Vistra Corp. 3,510 80,625
Total 226,467

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Multi-Utilities 0.6%
Ameren Corp. 2,199 179,262
Consolidated Edison, Inc. 3,036 267,047
Total 446,309
Total Utilities 2,405,926
Total Common Stocks
(Cost $79,460,928) 78,131,399
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 7,906 268,646
Total Exchange-Traded Equity Funds
(Cost $269,807) 268,646
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.103%
(b)
223,324 223,324
Total Money Market Funds
(Cost $223,324) 223,324
Total Investments in Securities
(Cost $79,954,059) 78,623,369
Other Assets & Liabilities, Net 75,696
Net Assets 78,699,065
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 17
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 5,173,079 – – 5,173,079
Consumer Discretionary 8,540,889 – – 8,540,889
Consumer Staples 5,004,142 – – 5,004,142
Energy 4,480,024 – – 4,480,024
Financials 9,012,873 – – 9,012,873
Health Care 11,558,195 – – 11,558,195
Industrials 7,007,570 – – 7,007,570
Information Technology 20,187,142 – – 20,187,142
Materials 2,124,891 – – 2,124,891
Real Estate 2,636,668 – – 2,636,668
Utilities 2,405,926 – – 2,405,926
Total Common Stocks 78,131,399 – – 78,131,399
Exchange-Traded Equity Funds 268,646 – – 268,646
Money Market Funds 223,324 – – 223,324
Total Investments in Securities 78,623,369 – – 78,623,369
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements
18 Strategic Beta ETFs | Annual Report 2022
Common Stocks 99.3%
Issuer Shares Value ($)
Communication Services  6.1%
Diversified Telecommunication Services 1.8%
Lumen Technologies, Inc. 1,889 13,903
Verizon Communications, Inc. 7,866 293,953
Total 307,856
Entertainment 0.4%
Electronic Arts, Inc. 486 61,217
Live Nation Entertainment, Inc.
(a)
140 11,145
Playtika Holding Corp.
(a)
16 151
Total 72,513
Interactive Media & Services 3.3%
Alphabet, Inc. Class A
(a)
1,454 137,417
Alphabet, Inc. Class C
(a)
1,304 123,437
Meta Platforms, Inc. Class A
(a)
3,331 310,316
Total 571,170
Media 0.6%
Fox Corp. Class A 569 16,427
Fox Corp. Class B 268 7,290
Interpublic Group of Cos., Inc. (The) 725 21,598
News Corp. Class A 721 12,163
News Corp. Class B 226 3,871
Nexstar Media Group, Inc. 63 10,792
Omnicom Group, Inc. 375 27,281
Total 99,422
Total Communication Services 1,050,961
Consumer Discretionary  6.3%
Automobiles 0.3%
Harley-Davidson, Inc. 684 29,412
Thor Industries, Inc. 274 22,323
Total 51,735
Distributors 1.1%
Genuine Parts Co. 665 118,277
LKQ Corp. 1,312 72,999
Total 191,276
Diversified Consumer Services 0.5%
ADT, Inc. 1,054 8,917
Grand Canyon Education, Inc.
(a)
156 15,698
H&R Block, Inc. 145 5,967
Service Corp. International 791 47,942
Total 78,524
Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp. 392 22,642
Hyatt Hotels Corp. Class A
(a)
256 24,118
Marriott Vacations Worldwide Corp. 192 28,370
MGM Resorts International 1,662 59,117
Six Flags Entertainment Corp.
(a)
176 3,925
Travel + Leisure Co. 116 4,406
Wyndham Hotels & Resorts, Inc. 138 10,478
Total 153,056
Household Durables 1.3%
DR Horton, Inc. 793 60,966
Lennar Corp. Class A 1,293 104,345
Lennar Corp. Class B 77 5,022
NVR, Inc.
(a)
4 16,951
PulteGroup, Inc. 725 28,993
Toll Brothers, Inc. 269 11,588
TopBuild Corp.
(a)
26 4,424
Total 232,289
Multiline Retail 0.2%
Macy's, Inc. 1,388 28,940
Nordstrom, Inc. 83 1,688
Total 30,628
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 1.3%
AutoNation, Inc.
(a)
186 19,774
AutoZone, Inc.
(a)
9 22,796
O'Reilly Automotive, Inc.
(a)
191 159,899
Penske Automotive Group, Inc. 134 14,957
Victoria's Secret & Co.
(a)
117 4,399
Williams-Sonoma, Inc. 72 8,916
Total 230,741
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.
(a)
675 30,834
PVH Corp. 331 16,987
Ralph Lauren Corp. 212 19,650
Tapestry, Inc. 1,070 33,898
Under Armour, Inc. Class A
(a)
950 7,077
Under Armour, Inc. Class C
(a)
1,005 6,593
Total 115,039
Total Consumer Discretionary 1,083,288
Consumer Staples  7.1%
Beverages 0.4%
Keurig Dr Pepper, Inc. 1,312 50,958
Molson Coors Beverage Co. Class B 268 13,515
Total 64,473
Food & Staples Retailing 0.6%
Albertsons Cos., Inc. Class A 263 5,394
Kroger Co. (The) 1,079 51,026
Walgreens Boots Alliance, Inc. 1,105 40,332
Total 96,752
Food Products 2.5%
Archer-Daniels-Midland Co. 874 84,760
Campbell Soup Co. 294 15,556
Darling Ingredients, Inc.
(a)
231 18,129
General Mills, Inc. 917 74,809
JM Smucker Co. (The) 159 23,955
Kellogg Co. 174 13,367
Kraft Heinz Co. (The) 1,080 41,548
Mondelez International, Inc. Class A 2,103 129,292
Tyson Foods, Inc. Class A 432 29,527
Total 430,943
Household Products 1.6%
Procter & Gamble Co. (The) 2,110 284,154
Tobacco 2.0%
Altria Group, Inc. 2,770 128,168
Philip Morris International, Inc. 2,374 218,052
Total 346,220
Total Consumer Staples 1,222,542
Energy  9.5%
Energy Equipment & Services 0.3%
Baker Hughes Co. 1,810 50,065
Oil, Gas & Consumable Fuels 9.2%
APA Corp. 661 30,049
ConocoPhillips 2,656 334,895
Exxon Mobil Corp. 8,448 936,123
Marathon Oil Corp. 1,369 41,686
Marathon Petroleum Corp. 1,001 113,734
Occidental Petroleum Corp. 277 20,110
PDC Energy, Inc. 94 6,781
Phillips 66 979 102,100
Total 1,585,478
Total Energy 1,635,543
Financials  19.8%
Banks 6.1%
Bank OZK 419 18,009

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements
Strategic Beta ETFs | Annual Report 2022 19
Common Stocks (continued)
Issuer Shares Value ($)
Comerica, Inc. 497 35,039
East West Bancorp, Inc. 536 38,362
Fifth Third Bancorp 2,563 91,473
KeyCorp 3,537 63,206
Popular, Inc. 274 19,377
Regions Financial Corp. 3,566 78,274
Synovus Financial Corp. 539 21,479
Wells Fargo & Co. 14,287 657,059
Zions Bancorp NA 567 29,450
Total 1,051,728
Capital Markets 4.5%
Cboe Global Markets, Inc. 406 50,547
CME Group, Inc. 1,400 242,620
Janus Henderson Group PLC 516 11,749
Jefferies Financial Group, Inc. 778 26,771
Lazard Ltd. Class A 346 13,048
Morgan Stanley 4,891 401,893
SEI Investments Co. 393 21,340
Virtu Financial, Inc. Class A 370 8,281
Total 776,249
Consumer Finance 2.2%
Ally Financial, Inc. 1,165 32,107
Capital One Financial Corp. 1,395 147,898
Credit Acceptance Corp.
(a)
23 10,709
Discover Financial Services 995 103,938
OneMain Holdings, Inc. 427 16,465
SLM Corp. 922 15,296
Synchrony Financial 1,787 63,546
Total 389,959
Diversified Financial Services 0.1%
Voya Financial, Inc. 374 25,567
Insurance 6.8%
American International Group, Inc. 2,843 162,051
Aon PLC Class A 46 12,949
Assurant, Inc. 191 25,949
Axis Capital Holdings Ltd. 293 16,018
Brown & Brown, Inc. 837 49,207
CNA Financial Corp. 104 4,337
Everest Re Group Ltd. 102 32,911
Hartford Financial Services Group, Inc. (The) 1,241 89,861
Lincoln National Corp. 506 27,258
Loews Corp. 758 43,221
Marsh & McLennan Cos., Inc. 206 33,267
MetLife, Inc. 2,603 190,566
Prudential Financial, Inc. 1,442 151,684
Reinsurance Group of America, Inc. 255 37,528
Travelers Cos., Inc. (The) 909 167,674
Unum Group 771 35,150
Willis Towers Watson PLC 414 90,339
Total 1,169,970
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 1,128 15,397
Total Financials 3,428,870
Health Care  17.3%
Biotechnology 1.7%
Amgen, Inc. 80 21,628
Biogen, Inc.
(a)
131 37,131
BioMarin Pharmaceutical, Inc.
(a)
165 14,294
Exact Sciences Corp.
(a)
130 4,521
Exelixis, Inc.
(a)
38 630
Gilead Sciences, Inc. 1,171 91,877
Horizon Therapeutics PLC
(a)
14 872
Common Stocks (continued)
Issuer Shares Value ($)
Incyte Corp.
(a)
22 1,636
Ionis Pharmaceuticals, Inc.
(a)
10 442
Mirati Therapeutics, Inc.
(a)
38 2,558
Moderna, Inc.
(a)
284 42,694
Natera, Inc.
(a)
6 282
Regeneron Pharmaceuticals, Inc.
(a)
80 59,900
Ultragenyx Pharmaceutical, Inc.
(a)
13 526
United Therapeutics Corp.
(a)
42 9,682
Vertex Pharmaceuticals, Inc.
(a)
13 4,056
Total 292,729
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 3,153 311,958
DENTSPLY SIRONA, Inc. 448 13,807
Envista Holdings Corp.
(a)
347 11,454
Hologic, Inc.
(a)
517 35,053
Integra LifeSciences Holdings Corp.
(a)
153 7,688
QuidelOrtho Corp.
(a)
101 9,072
Zimmer Biomet Holdings, Inc. 449 50,894
Total 439,926
Health Care Providers & Services 5.5%
Cardinal Health, Inc. 577 43,794
Centene Corp.
(a)
1,214 103,348
Cigna Corp. 544 175,745
CVS Health Corp. 2,827 267,717
Elevance Health, Inc. 366 200,118
Humana, Inc. 78 43,530
McKesson Corp. 251 97,732
Molina Healthcare, Inc.
(a)
28 10,048
Premier, Inc. Class A 249 8,685
Total 950,717
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc. 66 9,131
QIAGEN NV
(a)
481 20,952
Syneos Health, Inc.
(a)
176 8,867
Total 38,950
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co. 4,462 345,671
Merck & Co., Inc. 3,138 317,566
Pfizer, Inc. 12,274 571,355
Viatris, Inc. 2,532 25,649
Total 1,260,241
Total Health Care 2,982,563
Industrials  10.1%
Aerospace & Defense 3.5%
Curtiss-Wright Corp. 85 14,266
General Dynamics Corp. 545 136,141
L3Harris Technologies, Inc. 428 105,489
Raytheon Technologies Corp. 3,322 314,992
Textron, Inc. 461 31,551
Total 602,439
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. 255 24,952
United Parcel Service, Inc. Class B 177 29,695
Total 54,647
Building Products 0.5%
A O Smith Corp. 215 11,778
Builders FirstSource, Inc.
(a)
342 21,088
Lennox International, Inc. 71 16,583
Masco Corp. 474 21,932
Owens Corning 215 18,406
Total 89,787

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements
20 Strategic Beta ETFs | Annual Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Commercial Services & Supplies 0.5%
Cintas Corp. 13 5,558
Republic Services, Inc. 431 57,159
Tetra Tech, Inc. 69 9,748
Waste Management, Inc. 59 9,344
Total 81,809
Construction & Engineering 0.2%
AECOM 271 20,401
MasTec, Inc.
(a)
130 10,020
WillScot Mobile Mini Holdings Corp.
(a)
215 9,144
Total 39,565
Electrical Equipment 0.6%
Acuity Brands, Inc. 74 13,584
Emerson Electric Co. 918 79,499
nVent Electric PLC 368 13,432
Total 106,515
Industrial Conglomerates 0.9%
3M Co. 1,269 159,627
Machinery 1.9%
Allison Transmission Holdings, Inc. 45 1,901
Crane Holdings Co. 105 10,536
Cummins, Inc. 308 75,309
Esab Corp. 115 4,290
Gates Industrial Corp. PLC
(a)
238 2,654
Illinois Tool Works, Inc. 70 14,947
Nordson Corp. 99 22,275
Oshkosh Corp. 145 12,760
Otis Worldwide Corp. 824 58,207
Parker-Hannifin Corp. 223 64,808
Snap-on, Inc. 114 25,314
Westinghouse Air Brake Technologies Corp. 405 37,778
Total 330,779
Professional Services 0.2%
CACI International, Inc. Class A
(a)
52 15,810
FTI Consulting, Inc.
(a)
43 6,692
ManpowerGroup, Inc. 112 8,774
Robert Half International, Inc. 29 2,217
Total 33,493
Road & Rail 1.4%
CSX Corp. 3,563 103,541
Knight-Swift Transportation Holdings, Inc. 351 16,858
Landstar System, Inc. 9 1,406
Norfolk Southern Corp. 523 119,281
Total 241,086
Trading Companies & Distributors 0.1%
Watsco, Inc. 35 9,484
Total Industrials 1,749,231
Information Technology  8.2%
Communications Equipment 2.1%
Cisco Systems, Inc. 7,309 332,048
F5, Inc.
(a)
104 14,862
Juniper Networks, Inc. 563 17,228
Total 364,138
Electronic Equipment, Instruments & Components 0.0%
Keysight Technologies, Inc.
(a)
23 4,006
Vontier Corp. 101 1,929
Total 5,935
IT Services 1.4%
Akamai Technologies, Inc.
(a)
269 23,761
Amdocs Ltd. 210 18,125
Automatic Data Processing, Inc. 60 14,502
Concentrix Corp. 76 9,290
Common Stocks (continued)
Issuer Shares Value ($)
Fidelity National Information Services, Inc. 1,061 88,052
Genpact Ltd. 148 7,178
GoDaddy, Inc. Class A
(a)
235 18,894
SS&C Technologies Holdings, Inc. 386 19,848
VeriSign, Inc.
(a)
147 29,468
Western Union Co. (The) 441 5,958
Total 235,076
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.
(a)
607 36,456
Cirrus Logic, Inc.
(a)
98 6,578
Intel Corp. 7,277 206,885
Microchip Technology, Inc. 137 8,458
Micron Technology, Inc. 1,552 83,963
MKS Instruments, Inc. 101 8,297
Teradyne, Inc. 25 2,034
Texas Instruments, Inc. 515 82,725
Total 435,396
Software 2.0%
Dropbox, Inc. Class A
(a)
31 674
Manhattan Associates, Inc.
(a)
41 4,989
Roper Technologies, Inc. 185 76,690
Salesforce, Inc.
(a)
1,304 212,017
Teradata Corp.
(a)
80 2,527
VMware, Inc. Class A 189 21,268
Zoom Video Communications, Inc. Class A
(a)
213 17,773
Total 335,938
Technology Hardware, Storage & Peripherals 0.2%
Dell Technologies, Inc. Class C 372 14,285
HP, Inc. 960 26,515
Total 40,800
Total Information Technology 1,417,283
Materials  4.0%
Chemicals 2.0%
Celanese Corp. 397 38,160
Dow, Inc. 2,653 124,001
Huntsman Corp. 699 18,705
LyondellBasell Industries NV Class A 953 72,857
Mosaic Co. (The) 1,110 59,663
Olin Corp. 499 26,422
Westlake Corp. 122 11,791
Total 351,599
Containers & Packaging 0.3%
Packaging Corp. of America 341 40,991
Metals & Mining 1.6%
Cleveland-Cliffs, Inc.
(a)
1,843 23,940
Nucor Corp. 942 123,760
Reliance Steel & Aluminum Co. 215 43,318
Southern Copper Corp. 108 5,073
SSR Mining, Inc. 768 10,598
Steel Dynamics, Inc. 614 57,747
United States Steel Corp. 844 17,184
Total 281,620
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 241 13,653
Total Materials 687,863
Real Estate  4.9%
Equity Real Estate Investment Trusts (REITs) 4.7%
Boston Properties, Inc. 393 28,571
Brixmor Property Group, Inc. 756 16,110
EastGroup Properties, Inc. 107 16,766
EPR Properties 185 7,141
Essex Property Trust, Inc. 165 36,670

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements
Strategic Beta ETFs | Annual Report 2022 21
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Extra Space Storage, Inc. 300 53,232
First Industrial Realty Trust, Inc. 341 16,242
Highwoods Properties, Inc. 261 7,368
Host Hotels & Resorts, Inc. 1,863 35,173
Iron Mountain, Inc. 185 9,263
Kilroy Realty Corp. 287 12,266
Kimco Realty Corp. 1,530 32,711
Lamar Advertising Co. Class A 25 2,306
Life Storage, Inc. 216 23,892
Mid-America Apartment Communities, Inc. 292 45,975
National Retail Properties, Inc. 440 18,493
National Storage Affiliates Trust 219 9,343
Prologis, Inc. 2,389 264,582
Rayonier, Inc. 374 12,604
SBA Communications Corp. 210 56,679
Simon Property Group, Inc. 425 46,317
Weyerhaeuser Co. 1,893 58,550
Total 810,254
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
408 28,944
Jones Lang LaSalle, Inc.
(a)
114 18,136
Total 47,080
Total Real Estate 857,334
Utilities  6.0%
Electric Utilities 3.8%
American Electric Power Co., Inc. 1,953 171,708
Constellation Energy Corp. 1,232 116,473
Entergy Corp. 789 84,534
Evergy, Inc. 845 51,655
FirstEnergy Corp. 2,067 77,947
NRG Energy, Inc. 901 40,004
PG&E Corp.
(a)
6,015 89,804
Pinnacle West Capital Corp. 435 29,236
Total 661,361
Common Stocks (continued)
Issuer Shares Value ($)
Gas Utilities 0.6%
Atmos Energy Corp. 525 55,939
National Fuel Gas Co. 312 21,057
UGI Corp. 800 28,264
Total 105,260
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 2,025 52,974
Vistra Corp. 657 15,091
Total 68,065
Multi-Utilities 1.2%
Ameren Corp. 976 79,563
Consolidated Edison, Inc. 1,348 118,570
Total 198,133
Total Utilities 1,032,819
Total Common Stocks
(Cost $18,276,623) 17,148,297
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 1,339 45,499
Total Exchange-Traded Equity Funds
(Cost $50,448) 45,499
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.103%
(b)
60,364 60,364
Total Money Market Funds
(Cost $60,364) 60,364
Total Investments in Securities
(Cost $18,387,435) 17,254,160
Other Assets & Liabilities, Net 21,670
Net Assets 17,275,830
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements
22 Strategic Beta ETFs | Annual Report 2022
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 1,050,961 – – 1,050,961
Consumer Discretionary 1,083,288 – – 1,083,288
Consumer Staples 1,222,542 – – 1,222,542
Energy 1,635,543 – – 1,635,543
Financials 3,428,870 – – 3,428,870
Health Care 2,982,563 – – 2,982,563
Industrials 1,749,231 – – 1,749,231
Information Technology 1,417,283 – – 1,417,283
Materials 687,863 – – 687,863
Real Estate 857,334 – – 857,334
Utilities 1,032,819 – – 1,032,819
Total Common Stocks 17,148,297 – – 17,148,297
Exchange-Traded Equity Funds 45,499 – – 45,499
Money Market Funds 60,364 – – 60,364
Total Investments in Securities 17,254,160 – – 17,254,160
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 23
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,954,059 and $18,387,435, respectively) $78,623,369 $17,254,160
Receivable for:
Dividends 76,306 24,316
Capital shares sold 8,636 –
Total assets 78,708,311 17,278,476
Liabilities
Payable for:
Investment management fees 9,246 2,646
Total liabilities 9,246 2,646
Net assets applicable to outstanding capital stock $78,699,065 $17,275,830
Represented by:
Paid-in capital $79,724,326 $19,501,439
Total distributable earnings (loss) (1,025,261) (2,225,609)
Total - representing net assets applicable to outstanding capital stock $78,699,065 $17,275,830
Shares outstanding 3,425,000 875,000
Net asset value per share $22.98 $19.74

STATEMENT OF OPERATIONS
Year Ended October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2022
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $759,476 $558,687
Foreign taxes withheld (98) (102)
Total income 759,378 558,585
Expenses:
Investment management fees 63,900 42,563
Net Investment Income 695,478 516,022
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (770,415) (1,347,105)
In-kind transactions - unaffiliated issuers 4,498,813 921,498
Net realized gain (loss) 3,728,398 (425,607)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (5,515,816) (1,675,845)
Net change in unrealized depreciation (5,515,816) (1,675,845)
Net realized and unrealized loss (1,787,418) (2,101,452)
Net Decrease in net assets resulting from operations $(1,091,940) $(1,585,430)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 25
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income $695,478 $899,043 $516,022 $101,844
Net realized gain (loss) 3,728,398 26,906,505 (425,607) 133,704
Net change in unrealized appreciation (depreciation) (5,515,816) (1,905,580) (1,675,845) 580,706
Net increase (decrease) in net assets resulting from operations (1,091,940) 25,899,968 (1,585,430) 816,254
Distributions to shareholders
Net investment income and net realized gains (4,861,229) (903,804) (315,575) (116,961)
Shareholder transactions
Proceeds from shares sold 94,285,126 13,953,190 24,312,629 9,842,033
Cost of shares redeemed (37,739,867) (83,290,815) (16,138,638) (943)
Net increase (decrease) in net assets resulting from shareholder transactions 56,545,259 (69,337,625) 8,173,991 9,841,090
Increase (decrease) in net assets 50,592,090 (44,341,461) 6,272,986 10,540,383
Net Assets:
Net assets beginning of year 28,106,975 72,448,436 11,002,844 462,461
Net assets at end of year $78,699,065 $28,106,975 $17,275,830 $11,002,844
Capital stock activity
Shares outstanding, beginning of year 900,000 3,325,050 525,000 25,050
Subscriptions 4,075,000 525,000 1,150,000 500,000
Redemptions (1,550,000) (2,950,050) (800,000) (50)
Shares outstanding, end of year 3,425,000 900,000 875,000 525,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Strategic Beta ETFs | Annual Report 2022
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of
year
$ 31 .23 $ 21 .79 $ 20 .31 $ 19 .81
Income (loss) from investment operations:
Net investment income 0 .39 0 .41 0 .37 0 .04
Net realized and unrealized gain (loss) ( 3 .08 ) 9 .30 1 .22 0 .46
Total from investment operations ( 2 .69 ) 9 .71 1 .59 0 .50
Less distributions to shareholders:
Net investment income ( 0 .78 ) ( 0 .25 ) ( 0 .11 ) –
Net realized gains ( 4 .78 ) ( 0 .02 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 5 .56 ) ( 0 .27 ) ( 0 .11 ) –
Net asset value, end of year $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31
Total Return at NAV ( 10 .57 ) % 44 .90% 7 .82% 2 .52%
Total Return at Market ( 10 .32 ) % 45 .27% 7 .46% 2 .63%
Ratios to average net assets:
Total gross expenses
(c)
0 .15% 0 .15% 0 .15% 0 .15%
(d)
Total net expenses
(c)(e)
0 .15% 0 .15% 0 .15% 0 .15%
(d)
Net investment income 1 .63% 1 .58% 1 .73% 1 .77%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $ 78,699 $ 28,107 $ 72,448 $ 5,079
Portfolio turnover 65% 49% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 27
Year Ended October 31,
2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of
year
$ 20 .96 $ 18 .46 $ 20 .24 $ 19 .84
Income (loss) from investment operations:
Net investment income 0 .47 0 .43 0 .56 0 .05
Net realized and unrealized gain (loss) ( 1 .44 ) 6 .74 ( 2 .19 ) 0 .35
Total from investment operations ( 0 .97 ) 7 .17 ( 1 .63 ) 0 .40
Less distributions to shareholders:
Net investment income ( 0 .12 ) ( 4 .16 ) ( 0 .15 ) –
Net realized gains ( 0 .13 ) ( 0 .51 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .25 ) ( 4 .67 ) ( 0 .15 ) –
Net asset value, end of year $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24
Total Return at NAV ( 4 .66 ) % 45 .48% ( 8 .16 ) % 2 .02%
Total Return at Market ( 4 .46 ) % 45 .90% ( 8 .50 ) % 2 .02%
Ratios to average net assets:
Total gross expenses
(c)
0 .19% 0 .19% 0 .19% 0 .19%
(d)
Total net expenses
(c)(e)
0 .19% 0 .19% 0 .19% 0 .19%
(d)
Net investment income 2 .30% 2 .14% 2 .93% 2 .41%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $ 17,276 $ 11,003 $ 462 $ 5,060
Portfolio turnover 99% 84% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2022
28 Strategic Beta ETFs | Annual Report 2022
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 29
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
30 Strategic Beta ETFs | Annual Report 2022
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements.
The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an
18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management for the year ended October 31, 2022 amounted to the amount shown in the table below as a percentage of average daily net assets of each Fund:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 31
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each deferred amount is adjusted for market value changes and remains until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, re-characerization of distributions from investments, investemnts in partnerships, capital loss carryforwards, and reversal of capital gains (losses) on a redemption in kind. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (32,288) (3,964,620) 3,996,908
Columbia Research Enhanced Value ETF (19,800) (821,987) 841,787
Year Ended October 31, 2022 Year Ended October 31, 2021
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Research Enhanced Core ETF 4,797,937 63,292 4,861,229 900,870 2,934 903,804
Columbia Research Enhanced Value ETF 315,575 - 315,575 116,290 671 116,961

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
32 Strategic Beta ETFs | Annual Report 2022
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2022, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2022, the cost basis of securities contributed was as follows:
Fund
Undistributed ordinary
income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 583,932 - (54,769) (1,554,424)
Columbia Research Enhanced Value ETF 437,401 - (1,468,205) (1,194,805)
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 80,177,793 3,378,696 (4,933,120) (1,554,424)
Columbia Research Enhanced Value ETF 18,448,965 1,179,708 (2,374,513) (1,194,805)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF 54,769 - 54,769 -
Columbia Research Enhanced Value ETF 1,343,366 124,839 1,468,205 -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 27,512,851 31,452,559
Columbia Research Enhanced Value ETF 20,997,829 20,780,437
Fund Contributions ($)
Columbia Research Enhanced Core ETF 93,750,437
Columbia Research Enhanced Value ETF 24,210,398

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 33
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2022, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the year ended October 31, 2022.
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 33,157,882 37,656,695 4,498,813
Columbia Research Enhanced Value ETF 15,180,739 16,102,237 921,498

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
34 Strategic Beta ETFs | Annual Report 2022
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 35
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

36 Strategic Beta ETFs | Annual Report 2022
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2022 and for the period September 25, 2019 (commencement of operations) through October
31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2022 and each of the financial highlights for each of the three years in the period ended October 31, 2022 and for the period September 25, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 22, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 37
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2022 . Shareholders will be notiﬁed in early 2023 of the amounts for use in preparing 2022 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Fund DRD QDI
Columbia Research Enhanced Core ETF 16.73% 19.84%
Columbia Research Enhanced Value ETF 46.85% 48.84%

TRUSTEES AND OFFICERS
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2022
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee)
since 2019; Director,
Apollo Commercial
Real Estate Finance,
Inc. since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to Independent Trustees of CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since
1997; former Board of
Governors, Innovation
Institute, MA Technology
Collaborative 2010-2020;
former Board of Directors,
The MA Business
Roundtable, 2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 41
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 43
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2022
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 45
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal
Executive Officer, the Funds’ other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 –
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds 2015 - 2021; officer of Columbia
Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
46 Strategic Beta ETFs | Annual Report 2022
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 47
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and Columbia Research
Enhanced Value ETF (each, a Fund, and together, the Funds). Under an investment management services agreement
(each, an IMS Agreement, and together, the IMS Agreements), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds' Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of each IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April
and June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue each IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under each IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of each IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
48 Strategic Beta ETFs | Annual Report 2022
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle
East, and Africa (EMEA) asset management business.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under each IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreements and the Funds’ other service agreements.
The addition, the Board discussed the acceptability of the terms of each IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to each Fund under the IMS Agreement supported the continuation of each IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Funds among its comparison group, (iv) the Funds’ performance relative to peers and benchmarks, (v) the net assets of the Funds and (vi) index tracking error data of the Funds. The Board observed each
Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each IMS Agreement..

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 49
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board considered the unitary fee structure utilized by the Funds, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Funds family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered
2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in
2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the
Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each IMS
Agreement.
Economies of scale
The Board considered that each IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS Agreement.
In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each IMS Agreement.

ADDITIONAL INFORMATION
50 Strategic Beta ETFs | Annual Report 2022
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN305_10_M01_(12/22)
CET001680
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2022
Columbia Short Duration Bond ETF

Strategic Beta ETFs | Annual Report 2022

Fund at a Glance 3
Manager Discussion of Fund Performance 6
Understanding Your Fund’s Expenses 8
Portfolio of Investments 9
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 33
Trustees and Officers 34
Approval of Investment Management Services Agreement 43
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedle.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Columbia Short Duration Bond ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 3
Portfolio management
Ronald Stahl, CFA
Lead Portfolio Manager
Managed Fund since 2021
Gregory Liechty
Portfolio Manager
Managed Fund since 2021
David Janssen, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
Columbia Short Duration Bond ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Short Term Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Short Term Bond Index is a fixed weight composite index that blends six custom sub-indices based off the following Bloomberg flagship indices: US Corporate, US High Yield, US MBS, US
CMBS, US ABS, and the EM USD Aggregate.
The Bloomberg U.S. Credit 1-5 Year Index measures the investment grade, U.S. dollar-denominated, fixed-
rate, taxable corporate and government related bond markets with maturities of one to five years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2022)
Inception 1 Year Life
Market Price 09/21/21 -9.25 -8.94
Net Asset Value 09/21/21 -8.96 -8.68
{
Beta Advantage®
}
Short Term Bond Index -10.14 -9.64
Bloomberg U.S. 1-5 Year Credit Index -7.64 -7.49

FUND AT A GLANCE
(continued)
Columbia Short Duration Bond ETF
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (September 21, 2021 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2022)
AAA rating 29.9
AA rating 2.8
A rating 2.3
BBB rating 37.9
BB rating 27.1
Total 100.0
Percentages indicated are based upon total fixed income investments.
Quality breakdown (%) (at October 31, 2022)
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated.
When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

FUND AT A GLANCE
(continued)
Columbia Short Duration Bond ETF
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 5
Portfolio breakdown (%) (at October 31, 2022 )
Asset-Backed Securities - Non-Agency 9.2
Commercial Mortgage-Backed Securities - Non-Agency 9.2
Corporate Bonds 50.9
Foreign Government Obligations 12.8
U.S. Government & Agency Obligations 9.0
U.S. Treasury Obligations 7.1
Money Market Funds 1.8
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2022
For the 12-month period that ended October 31, 2022, Columbia Short Duration Bond ETF returned -8.96% based on net asset value (NAV) and -9.25% based on market price. The Beta Advantage ® Short Term Bond Index, against which the performance of the Fund is measured, returned -10.14%. The Bloomberg U.S. 1-5 Year Credit Index returned -7.64%
during the same time period.
The Fund had a NAV of $19.86 on October 31, 2021 and ended the annual period on October 31, 2022 with a NAV of
$17.66. The Fund’s market price on October 31, 2022 was $17.64 per share.
Market overview
Investor sentiment has generally deteriorated in 2022 relative to 2021. Inflation has proven to be more persistent than originally expected, leading the U.S. Federal Reserve (the Fed) to tighten monetary policy even if that results in a weaker job market and below-trend economic growth. The Fed began to decrease the size of its balance sheet by letting a combined $95 billion of Treasuries and agency mortgage-backed securities (MBS) runoff per month and raised its policy rate from the zero lower bound to a range of 3.00%-3.25% over the course of 5 meetings in 2022. Economic growth indicators have softened in 2022, but the labor market remains tight, and inflation is still well above the Fed’s 2% goal at the close of the reporting period.
The Fed’s most recent Summary of Economic Projections showed that board members expected to continue raising the policy rate into 2023. Financial markets are reflecting similar interest rates moves as the Fed’s projections. Given the likely trajectory of the fed funds target rate, short-term Treasury yields moved sharply higher over the year, while longer term yields also rose, albeit to a lesser degree.
Credit-related sectors produced negative absolute returns and negative excess returns relative to Treasuries over the
12-month period that ended October 31, 2022. On an excess returns basis, emerging market bonds performed the worst, followed by lower rated investment-grade corporates and mortgage-backed securities. Asset-backed securities (ABS)
and agency securities outperformed other sectors over the period, although the sectors still generated negative excess returns. Shorter duration bonds outperformed longer duration bonds.
Within the short-term investment-grade corporate market, lower rated securities outperformed higher quality securities and all ratings buckets generated positive excess returns, besides AAA-rated securities. The trend was reversed in longer term investment-grade corporates, with higher rated securities outperforming lower quality securities and excess returns for all ratings buckets being negative.
Relative to October 2021, interest rates increased, the yield curve inverted, and credit spreads widened.
The Fund’s notable contributors during the period
Security selection resulted in positive relative performance and was the primary factor that caused the Fund’s return to deviate from its benchmark.
At the start of the year, the benchmark and Fund had exposure to Russian issuers. After Russia’s invasion of Ukraine, the United States government issued wide-ranging sanctions on Russia and Russian-related investments.
Bloomberg, the benchmark manager, announced all securities with a country of risk of Russia would exit Bloomberg indexes at a valuation of near zero at the end of March 2022.
However, the Fund’s Russian holdings were sold at a later date for a price greater than zero. The difference between
Fund’s performance and its benchmark was largely due to the Russian-related holdings.
The Fund’s notable detractors during the period
The Fund’s performance was negatively affected by its exposure to interest rate and credit risk.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 7
Interest rates across the yield curve increased materially over the last year, more so for shorter maturities than longer maturities. The three-year Treasury yield increased approximately 305 bps to 4.23% over the period while the 30-year
Treasury yield rose 223 bps to 4.16%.
The Fund’s duration averaged 3.13 years, close to the benchmark’s average duration of 3.14 years.
The Fund and benchmark also had material allocations to credit-related sectors such as investment-grade and high-yield corporates, asset-backed securities, and commercial mortgage-backed securities, which detracted from performance as credit spreads widened.
Fixed income securities involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2022
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2022 — October 31, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Short Duration Bond ETF 1,000.00 1,000.00 968.80 1,023.95 1.24 1.28 0.25

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 9
Asset-Backed Securities - Non-Agency   10.0%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 105,833
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 124,033
AmeriCredit Automobile Receivables Trust
2022-2
Class A3, Series 2022-2, 4.380%,
04/18/28 125,000 122,621
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 95,069
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 65,000 62,248
Class C, Series 2018-4, 3.850%,
07/15/24 100,000 99,871
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 23,454
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 89,923
Carvana Auto Receivables Trust 2022-P1
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 269,063
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 118,691
Exeter Automobile Receivables Trust
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 67,480
Exeter Automobile Receivables Trust 2021-4
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 89,812
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 122,487
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 90,682
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 145,529
Ford Credit Floorplan Master Owner Trust
Class A, Series 2019-2, 3.060%,
04/15/26 275,000 264,646
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 133,117
GM Financial Automobile Leasing Trust
Class A3, Series 2022-2, 3.420%,
06/20/25 100,000 97,308
Class A4, Series 2021-2, 0.410%,
05/20/25 43,000 41,217
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 94,884
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 105,629
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 143,378
Class A3, Series 2021-2, 0.510%,
04/16/26 100,000 95,339
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 72,260 70,374
Honda Auto Receivables 2020-2 Owner Trust
Class A4, Series 2020-2, 1.090%,
10/15/26 150,000 144,464
Honda Auto Receivables Owner Trust
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 143,067
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 92,063
Hyundai Auto Receivables Trust 2022-A
Class A3, Series 2022-A, 2.220%,
10/15/26 150,000 143,635
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 134,820
Mercedes-Benz Auto Lease Trust 2021-B
Class A4, Series 2021-B, 0.510%,
03/15/27 150,000 140,854
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 150,000 143,232
Santander Drive Auto Receivables Trust
Class B, Series 2022-3, 4.130%,
08/16/27 45,000 43,739
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,095
Class A3, Series 2022-4, 4.140%,
02/16/27 90,000 88,512
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 94,723
Class D, Series 2020-4, 1.480%,
01/15/27 100,000 94,988
Toyota Auto Receivables 2021-B Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 90,274
Toyota Auto Receivables Owner Trust
Class A3, Series 2020-D, 0.350%,
01/15/25 57,868 56,826
Class A3, Series 2022-B, 2.930%,
09/15/26 100,000 96,024
World Omni Auto Receivables Trust
Class A4, Series 2019-A, 3.220%,
06/16/25 100,000 99,711
Class B, Subordinated Series
2019-A, 3.340%, 06/16/25 125,000 124,558
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 92,903
World Omni Automobile Lease Securitization
Trust
Class B, Series 2022-A, 3.670%,
06/15/27 100,000 96,694
World Omni Automobile Lease Securitization
Trust 2022-A
Class A4, Series 2022-A, 3.340%,
06/15/27 150,000 145,340
Total Asset-Backed Securities - Non-
Agency
(Cost $4,992,281) 4,785,210

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2022
Commercial Mortgage-Backed Securities - Non-Agency   10.0%
Issue
Description
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 120,167
Class A2, Series 2019-BN16,
3.933%, 02/15/52 131,484 128,656
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 68,476
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 89,966
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 95,284
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 94,996
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 100,000 94,772
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 124,502
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 141,252
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 44,669
CGMS Commercial Mortgage Trust
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 112,365
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 35,224 32,117
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 91,060
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 93,872
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 94,445
Class B, Subordinated Series
2015-P1, 4.315%, 09/15/48
(a)
100,000 92,598
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 93,209
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 92,124
Citigroup Commercial Mortgage Trust 2017-P7
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 132,078
Citigroup Commercial Mortgage Trust 2017-P8
Class AAB, Series 2017-P8,
3.268%, 09/15/50 144,795 137,428
COMM Mortgage Trust
Class A4, Series 2014-UBS3,
3.819%, 06/10/47 100,000 96,490
Class D, Series 2015-CR26,
3.469%, 10/10/48
(a)
56,000 45,847
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 90,606
Class C, Series 2013-CR13,
4.877%, 11/10/46
(a)
100,000 94,892
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 117,879
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 61,004
GS Mortgage Securities Trust
Class AS, Series 2013-GC16,
4.649%, 11/10/46 150,000 146,895
Class C, Subordinated Series
2016-GS3, 3.991%, 10/10/49
(a)
75,000 64,546
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 134,926
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 89,543
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 126,249
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 97,373
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 96,172
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 75,969 72,389
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 93,868
Class A3, Series 2015-C31,
3.801%, 08/15/48 86,813 81,694
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 90,463
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 89,683 85,014
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 94,387
Class C, Subordinated Series
2016-C31, 4.266%, 11/15/49
(a)
50,000 40,254
Class ASB, Series 2017-C34,
3.354%, 11/15/52 94,511 89,010
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 137,196
SG Commercial Mortgage Securities Trust
2016-C5
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 135,525
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 93,664
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 92,136 86,458
Class A3, Series 2015-P2, 3.541%,
12/15/48 70,813 66,430
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 112,581
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 83,450
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 41,759

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 11
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 144,542
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,282,739) 4,785,142
Corporate Bonds   55.6%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)
2.196%, 02/04/26 80,000 71,129
5.040%, 05/01/27 119,000 114,849
Howmet Aerospace, Inc.
6.875%, 05/01/25 60,000 61,341
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 68,313
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 37,451
Northrop Grumman Corp.
3.250%, 08/01/23 40,000 39,452
3.250%, 01/15/28 60,000 54,280
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 75,026
Spirit AeroSystems , Inc.
5.500%, 01/15/25
(b)
120,000 116,277
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 34,707
Total 672,825
Airlines 1.2%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 36,108 30,216
Class A, Series 2015-1, 3.375%,
05/01/27 55,341 44,648
Class AA, Series 2015-2, 3.600%,
09/22/27 34,605 30,216
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
120,000 114,365
Delta Air Lines, Inc.
2.900%, 10/28/24 130,000 122,808
7.375%, 01/15/26 85,000 86,910
Southwest Airlines Co.
5.250%, 05/04/25 40,000 39,821
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 51,264 47,017
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 54,897
Total 570,898
Automotive 2.8%
Ford Motor Co.
4.346%, 12/08/26 110,000 102,394
Ford Motor Credit Co. LLC
4.125%, 08/17/27 200,000 177,539
4.134%, 08/04/25 204,000 189,618
4.271%, 01/09/27 200,000 180,755
Series GMTN, 4.389%, 01/08/26 300,000 277,765
General Motors Co.
6.125%, 10/01/25 40,000 39,844
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 102,601
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 45,503
5.000%, 05/31/26 60,000 57,624
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 143,600
Total 1,317,243
Banking 4.9%
Ally Financial, Inc.
1.450%, 10/02/23 60,000 57,557
5.750%, 11/20/25 100,000 96,512
Bank of America Corp.
Series L, 3.950%, 04/21/25 120,000 114,916
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 120,000 115,023
Barclays PLC
4.375%, 01/12/26 200,000 185,735
Capital One Financial Corp.
3.300%, 10/30/24 60,000 57,188
4.200%, 10/29/25 40,000 37,975
Citigroup, Inc.
4.125%, 07/25/28 80,000 72,085
Subordinated 4.600%, 03/09/26 120,000 115,184
Citizens Financial Group, Inc.
2.850%, 07/27/26 80,000 72,514
Deutsche Bank AG
4.500%, 04/01/25 200,000 185,895
Deutsche Bank AG/New York NY
2.552%, (SOFRRATE + 1.318%),
01/07/28
(c)
150,000 120,010
Fifth Third Bancorp
2.550%, 05/05/27 40,000 34,957
First-Citizens Bank & Trust Co.
3.929%, (SOFRRATE + 3.827%),
06/19/24
(c)
40,000 39,376
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 80,736
HSBC Holdings PLC
4.250%, 08/18/25 204,000 190,010
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 181,927
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 118,074
NatWest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(c)
204,000 181,907
Regions Financial Corp.
1.800%, 08/12/28 40,000 32,518
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 38,285
Synchrony Financial
3.950%, 12/01/27 85,000 73,162
4.250%, 08/15/24 70,000 67,587
Webster Financial Corp.
4.100%, 03/25/29 85,000 76,131
Total 2,345,264
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 77,357

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Standard Industries, Inc.
5.000%, 02/15/27
(b)
50,000 45,699
Total 123,056
Cable and Satellite 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
150,000 138,987
5.500%, 05/01/26
(b)
60,000 57,684
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 107,407
Series USD, 4.500%, 02/01/24 40,000 39,383
4.908%, 07/23/25 100,000 97,091
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 44,685
5.000%, 08/01/27
(b)
100,000 92,000
Viasat , Inc.
5.625%, 04/15/27
(b)
85,000 78,566
Videotron Ltd.
5.375%, 06/15/24
(b)
85,000 84,295
Total 740,098
Chemicals 0.3%
Celanese US Holdings LLC
6.330%, 07/15/29 60,000 55,844
DuPont de Nemours, Inc.
4.205%, 11/15/23 40,000 39,574
4.493%, 11/15/25 20,000 19,600
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 36,736
Total 151,754
Construction Machinery 0.1%
CNH Industrial NV
4.500%, 08/15/23 40,000 39,682
Consumer Cyclical Services 0.8%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 46,007
CoreCivic , Inc.
8.250%, 04/15/26 50,000 50,867
eBay, Inc.
1.400%, 05/10/26 40,000 34,811
Newmark Group, Inc.
6.125%, 11/15/23 85,000 84,696
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 43,425
5.750%, 04/15/26
(b)
120,000 117,313
Total 377,119
Consumer Products 0.5%
Brunswick Corp.
0.850%, 08/18/24 85,000 77,809
Clorox Co. (The)
3.100%, 10/01/27 40,000 36,231
Newell Brands, Inc.
4.875%, 06/01/25 120,000 115,777
Total 229,817
Diversified Manufacturing 1.0%
Carrier Global Corp.
2.493%, 02/15/27 40,000 35,226
Newell Brands, Inc.
4.450%, 04/01/26 60,000 55,803
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 37,025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Parker-Hannifin Corp.
2.700%, 06/14/24 40,000 38,328
Raytheon Technologies Corp.
4.125%, 11/16/28 120,000 111,744
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 36,516
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 116,151
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 60,000 55,728
Total 486,521
Electric 2.4%
AES Corp. (The)
1.375%, 01/15/26 40,000 34,642
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 92,714
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 74,090
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 111,596
Duke Energy Corp.
3.750%, 04/15/24 40,000 39,248
Emera US Finance LP
3.550%, 06/15/26 80,000 73,795
Enel Americas SA
4.000%, 10/25/26 85,000 78,580
FirstEnergy Corp.
Series B, 4.400%, 07/15/27 30,000 28,102
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 57,977
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 38,360
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 34,615
3.550%, 05/01/27 40,000 36,906
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
85,000 82,454
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 69,835
Public Service Enterprise Group, Inc.
2.875%, 06/15/24 40,000 38,438
Southern Co. (The)
2.950%, 07/01/23 40,000 39,342
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 196,645
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 37,957
Total 1,165,296
Environmental 0.2%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 47,686
Republic Services, Inc.
2.900%, 07/01/26 40,000 36,617
Total 84,303
Finance Companies 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 143,755
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 71,137

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ares Capital Corp.
2.150%, 07/15/26 40,000 33,069
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 101,548
Blackstone Private Credit Fund
1.750%, 09/15/24 120,000 109,636
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 111,250
Navient Corp.
5.875%, 10/25/24 60,000 58,351
6.750%, 06/25/25 80,000 76,447
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 79,128
OneMain Finance Corp.
3.500%, 01/15/27 170,000 140,005
7.125%, 03/15/26 50,000 48,136
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 41,898
SLM Corp.
4.200%, 10/29/25 80,000 74,428
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 108,469
Total 1,197,257
Food and Beverage 1.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 38,345
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 100,000 97,375
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 36,510
Campbell Soup Co.
3.950%, 03/15/25 40,000 38,792
Conagra Brands, Inc.
4.300%, 05/01/24 60,000 58,998
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 81,230
General Mills, Inc.
4.000%, 04/17/25 40,000 38,934
Kellogg Co.
3.250%, 04/01/26 40,000 37,483
Keurig Dr Pepper, Inc.
0.750%, 03/15/24 40,000 37,686
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 55,294
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 73,375
Sysco Corp.
3.300%, 07/15/26 40,000 37,018
Tyson Foods, Inc.
3.950%, 08/15/24 60,000 58,567
Total 689,607
Foreign Agencies 3.6%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 184,802
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 190,683
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/71
(c)
200,000 193,830
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ecopetrol SA
4.125%, 01/16/25 100,000 92,287
5.875%, 09/18/23 230,000 226,399
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 183,490
Petroleos Mexicanos
4.500%, 01/23/26 220,000 194,435
6.875%, 08/04/26 250,000 231,346
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 197,146
Total 1,694,418
Foreign Government Obligations 2.4%
Equate Petrochemical BV
Series REGS, 4.250%, 11/03/26 200,000 186,993
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 447,127
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 183,440
Petroleos Mexicanos
5.350%, 02/12/28 424,000 338,573
Total 1,156,133
Gaming 1.2%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 38,173
5.750%, 06/01/28 85,000 79,290
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 198,172
Las Vegas Sands Corp.
3.500%, 08/18/26 180,000 156,850
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 53,594
VICI Properties LP / VICI Note Co., Inc.
4.625%, 06/15/25
(b)
60,000 56,455
Total 582,534
Health Care 2.7%
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 36,521
Baxter International, Inc.
1.915%, 02/01/27 85,000 73,083
Becton Dickinson and Co.
3.363%, 06/06/24 40,000 38,829
Boston Scientific Corp.
3.450%, 03/01/24 18,000 17,612
Cardinal Health, Inc.
3.079%, 06/15/24 40,000 38,502
Cigna Corp.
3.400%, 03/01/27 85,000 78,254
4.125%, 11/15/25 40,000 38,630
4.375%, 10/15/28 50,000 46,994
CVS Health Corp.
1.300%, 08/21/27 85,000 70,474
4.300%, 03/25/28 80,000 75,110
HCA, Inc.
5.250%, 06/15/26 50,000 48,495
5.375%, 09/01/26 85,000 82,495
5.875%, 02/15/26 100,000 99,149
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 190,470
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 69,427

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
PerkinElmer, Inc.
0.850%, 09/15/24 120,000 110,822
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 38,349
Tenet Healthcare Corp.
4.875%, 01/01/26
(b)
100,000 94,522
Toledo Hospital (The)
Series B, 5.325%, 11/15/28 85,000 55,535
Total 1,303,273
Healthcare Insurance 0.2%
Elevance Health, Inc.
4.101%, 03/01/28 40,000 37,564
Humana, Inc.
1.350%, 02/03/27 85,000 71,247
Total 108,811
Healthcare REIT 0.9%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 73,866
Healthpeak Properties, Inc.
3.400%, 02/01/25 120,000 114,478
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 85,502
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 76,298
Ventas Realty LP
4.125%, 01/15/26 40,000 37,936
Welltower , Inc.
4.250%, 04/15/28 40,000 36,687
Total 424,767
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 38,851
Independent Energy 1.7%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 36,918
Coterra Energy, Inc.
4.375%, 03/15/29
(b)
85,000 78,292
EQT Corp.
3.125%, 05/15/26
(b)
80,000 72,782
6.125%, 02/01/25 40,000 40,035
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 76,610
Matador Resources Co.
5.875%, 09/15/26 85,000 83,513
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 40,705
Occidental Petroleum Corp.
5.875%, 09/01/25 240,000 242,156
PDC Energy, Inc.
5.750%, 05/15/26 120,000 115,164
Southwestern Energy Co.
5.700%, 01/23/25 11,000 10,840
Total 797,015
Leisure 0.3%
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
120,000 129,193
Life Insurance 0.3%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 77,453
Lincoln National Corp.
3.800%, 03/01/28 40,000 36,649
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 09/01/23 40,000 39,700
Total 153,802
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
153,000 150,662
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 75,903
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 54,142
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 39,030
Total 319,737
Media and Entertainment 1.3%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 110,124
Discovery Communications LLC
3.950%, 03/20/28 125,000 108,475
Fox Corp.
3.050%, 04/07/25 80,000 75,591
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 38,069
5.875%, 02/15/25 60,000 60,353
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 38,594
Paramount Global
4.000%, 01/15/26 40,000 37,542
Take-Two Interactive Software, Inc.
3.550%, 04/14/25 85,000 81,081
Warnermedia Holdings, Inc.
4.054%, 03/15/29
(b)
100,000 85,041
Total 634,870
Media Cable 0.3%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 135,002
Metals and Mining 1.1%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 39,715
FMG Resources August 2006 Pty Ltd.
5.125%, 05/15/24
(b)
85,000 83,339
Freeport-McMoRan, Inc.
4.550%, 11/14/24 150,000 147,390
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 132,077
Nucor Corp.
2.000%, 06/01/25 40,000 36,779
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 106,719
Total 546,019
Midstream 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 86,657
Buckeye Partners LP
3.950%, 12/01/26 85,000 74,523
4.125%, 03/01/25
(b)
40,000 37,671
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 39,058
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/25 50,000 48,768
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 39,096

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Enbridge, Inc.
4.000%, 10/01/23 40,000 39,458
Energy Transfer LP
4.950%, 05/15/28 70,000 64,913
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,057
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 37,975
EQM Midstream Partners LP
4.000%, 08/01/24 15,000 14,199
6.000%, 07/01/25
(b)
45,000 43,618
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 82,677
MPLX LP
4.875%, 06/01/25 40,000 39,079
National Fuel Gas Co.
3.950%, 09/15/27 85,000 75,322
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 97,021
NuStar Logistics LP
5.625%, 04/28/27 85,000 78,943
6.000%, 06/01/26 40,000 38,764
ONEOK, Inc.
4.000%, 07/13/27 80,000 72,530
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 82,121
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 38,546
5.625%, 03/01/25 40,000 39,818
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 50,000 48,988
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,169
Western Midstream Operating LP
3.350%, 02/01/25 120,000 114,064
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 114,793
Total 1,502,828
Natural Gas 0.1%
Sempra Energy
3.400%, 02/01/28 40,000 35,739
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 37,483
Office Properties Income Trust
4.500%, 02/01/25 120,000 100,169
Total 137,652
Oil Field Services 0.1%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 62,899
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 48,274
6.250%, 05/15/26 40,000 38,415
6.375%, 12/15/25 170,000 165,034
Total 251,723
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 47,315
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other REIT 0.4%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 36,927
EPR Properties
4.500%, 04/01/25 40,000 37,218
iStar , Inc.
4.250%, 08/01/25 60,000 58,110
Service Properties Trust
7.500%, 09/15/25 60,000 58,487
Total 190,742
Packaging 1.0%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 110,689
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 73,121
Ball Corp.
5.250%, 07/01/25 180,000 177,570
Berry Global, Inc.
1.650%, 01/15/27 85,000 70,101
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 38,333
Total 469,814
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 74,306
Pharmaceuticals 1.5%
AbbVie, Inc.
2.950%, 11/21/26 185,000 168,921
3.800%, 03/15/25 60,000 57,959
Amgen, Inc.
1.650%, 08/15/28 90,000 74,023
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 81,901
3.650%, 03/01/26 40,000 37,912
Mylan, Inc.
4.550%, 04/15/28 60,000 53,792
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 80,921
4.375%, 03/15/26 40,000 37,492
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 73,569
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,179
Total 705,669
Property & Casualty 0.4%
American International Group, Inc.
3.900%, 04/01/26 24,000 22,861
Aon Global Ltd.
3.875%, 12/15/25 40,000 38,072
Assurant, Inc.
4.900%, 03/27/28 40,000 37,481
CNA Financial Corp.
3.450%, 08/15/27 85,000 76,830
Total 175,244
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 73,934
CSX Corp.
2.600%, 11/01/26 85,000 77,129
Total 151,063

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Refining 0.4%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 44,905
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/25 50,000 49,468
Phillips 66
3.900%, 03/15/28 40,000 36,944
Phillips 66 Co.
3.750%, 03/01/28
(b)
70,000 62,973
Total 194,290
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
70,000 69,991
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 74,814
Starbucks Corp.
3.500%, 03/01/28 40,000 36,797
Total 181,602
Retail REIT 0.3%
Agree LP
2.000%, 06/15/28 85,000 67,927
Kimco Realty Corp.
3.300%, 02/01/25 40,000 38,015
Realty Income Corp.
4.875%, 06/01/26 40,000 38,921
Total 144,863
Retailers 1.3%
AutoNation, Inc.
3.800%, 11/15/27 125,000 109,319
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 37,247
Hanesbrands, Inc.
4.625%, 05/15/24
(b)
85,000 82,632
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 76,460
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 110,724
QVC, Inc.
4.450%, 02/15/25 80,000 69,944
Under Armour , Inc.
3.250%, 06/15/26 170,000 146,125
Total 632,451
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 45,014
4.625%, 01/15/27
(b)
40,000 37,099
Kroger Co. (The)
4.500%, 01/15/29 40,000 37,521
Total 119,634
Technology 3.8%
Avnet, Inc.
4.625%, 04/15/26 40,000 37,816
Block, Inc.
2.750%, 06/01/26 50,000 44,745
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 114,959
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 38,411
6.020%, 06/15/26 60,000 59,908
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Equifax, Inc.
2.600%, 12/01/24 40,000 37,764
Equinix , Inc.
2.625%, 11/18/24 60,000 56,508
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 34,532
Fiserv, Inc.
2.750%, 07/01/24 85,000 81,303
3.200%, 07/01/26 40,000 36,726
Flex Ltd.
3.750%, 02/01/26 85,000 78,739
Global Payments, Inc.
1.200%, 03/01/26 40,000 34,151
Hewlett Packard Enterprise Co.
4.450%, 10/02/23 40,000 39,697
HP, Inc.
1.450%, 06/17/26 85,000 72,715
3.000%, 06/17/27 40,000 35,268
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 46,132
Microchip Technology, Inc.
2.670%, 09/01/23 60,000 58,484
Moody's Corp.
3.750%, 03/24/25 85,000 82,264
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 75,034
NortonLifeLock , Inc.
5.000%, 04/15/25
(b)
85,000 82,642
Oracle Corp.
2.500%, 04/01/25 40,000 37,393
2.650%, 07/15/26 85,000 76,453
3.250%, 11/15/27 80,000 71,050
Seagate HDD Cayman
4.875%, 03/01/24 40,000 39,204
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 58,377
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 102,457
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 71,790
VMware, Inc.
1.400%, 08/15/26 85,000 72,620
3.900%, 08/21/27 40,000 36,653
Western Digital Corp.
4.750%, 02/15/26 60,000 55,435
Western Union Co. (The)
2.850%, 01/10/25 40,000 37,558
Total 1,806,788
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 36,925
BAT Capital Corp.
3.557%, 08/15/27 125,000 109,408
Total 146,333
Transportation Services 0.2%
FedEx Corp.
3.250%, 04/01/26 60,000 56,526
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 55,982
Total 112,508

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wireless 1.2%
American Tower Corp.
5.000%, 02/15/24 40,000 39,795
Rogers Communications, Inc.
3.625%, 12/15/25 100,000 93,563
Sprint Corp.
7.125%, 06/15/24 85,000 86,328
7.625%, 03/01/26 170,000 177,126
T-Mobile USA, Inc.
2.050%, 02/15/28 110,000 91,228
5.375%, 04/15/27 85,000 84,244
Total 572,284
Wirelines 1.2%
AT&T, Inc.
0.900%, 03/25/24 40,000 37,786
2.300%, 06/01/27 40,000 34,909
4.350%, 03/01/29 85,000 78,907
British Telecommunications PLC
5.125%, 12/04/28 85,000 78,002
Level 3 Financing, Inc.
3.400%, 03/01/27
(b)
100,000 86,205
Lumen Technologies, Inc.
4.000%, 02/15/27
(b)
100,000 85,115
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 33,624
4.125%, 03/16/27 75,000 71,392
4.329%, 09/21/28 85,000 79,779
Total 585,719
Total Corporate Bonds
(Cost $29,028,588) 26,516,631
Foreign Government Obligations
(d)
  14.0%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 280,000 296,471
6.000%, 04/07/26 289,000 296,036
2.875%, 06/06/25 300,000 281,515
Colombia Government International Bond
8.125%, 05/21/24 180,000 180,955
4.500%, 01/28/26 574,000 516,527
Dominican Republic International Bond
Series REGS, 5.500%, 01/27/25 200,000 196,472
Series REGS, 5.950%, 01/25/27 272,000 256,174
Hungary Government International Bond
5.375%, 03/25/24 200,000 198,075
Indonesia Government International Bond
4.100%, 04/24/28 255,000 240,070
Series REGS, 4.750%, 01/08/26 200,000 196,180
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 204,599
Mexico Government International Bond
4.125%, 01/21/26 200,000 192,915
3.750%, 01/11/28 255,000 233,859
Oman Government International Bond
Series REGS, 6.750%, 10/28/27 200,000 200,724
Series REGS, 5.625%, 01/17/28 400,000 381,773
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 201,714
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 224,758
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 198,086
Series REGS, 4.400%, 03/01/28 255,000 241,859
Peruvian Government International Bond
2.392%, 01/23/26 240,000 216,824
Philippine Government International Bond
10.625%, 03/16/25 240,000 268,206
4.200%, 01/21/24 200,000 196,553
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 198,261
4.875%, 04/14/26 200,000 188,217
4.850%, 09/27/27 255,000 231,407
Romanian Government International Bond
Series REGS, 4.375%, 08/22/23 410,000 406,986
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 176,266
Uruguay Government International Bond
4.500%, 08/14/24 26,667 26,610
Total Foreign Government Obligations
(Cost $7,130,590) 6,648,092
U.S. Government & Agency Obligations   9.9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 9.9%
1.500%, 11/15/37
(e)
1,789,000 1,521,784
2.000%, 11/15/37
(e)
2,720,000 2,381,724
2.500%, 11/15/37
(e)
649,000 584,669
3.000%, 11/15/37
(e)
147,000 135,172
3.500%, 11/15/37
(e)
56,000 52,614
4.000%, 11/15/37
(e)
25,000 23,873
Total 4,699,836
Total U.S. Government & Agency
Obligations
(Cost $4,719,420) 4,699,836
U.S. Treasury Obligations   7.7%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 7.7%
0.827%, 12/29/22 1,750,000 1,739,230
2.944%, 07/13/23 2,000,000 1,940,014
Total 3,679,244
Total U.S. Treasury Obligations
(Cost $3,707,549) 3,679,244
Money Market Funds 2.0%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.010%
(f)
943,880 943,880
Total Money Market Funds
(Cost $943,880) 943,880
Total Investments in Securities
(Cost $55,805,047) 52,058,035
Other Assets & Liabilities, Net (4,367,088)
Net Assets 47,690,947

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2022
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $4,783,336, which represents 10.03% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2022 19
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 4,785,210 – 4,785,210
Commercial Mortgage-Backed Securities
- Non-Agency – 4,785,142 – 4,785,142
Corporate Bonds – 26,516,631 – 26,516,631
Foreign Government Obligations – 6,648,092 – 6,648,092
U.S. Government & Agency Obligations – 4,699,836 – 4,699,836
U.S. Treasury Obligations – 3,679,244 – 3,679,244
Money Market Funds 943,880 – – 943,880
Total Investments in Securities 943,880 51,114,155 – 52,058,035
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2022
Assets
Investments in securities, at value
Unaffiliated issuers (cost $55,805,047) $52,058,035
Receivable for:
Investments sold 494,734
Interest 414,979
Total assets 52,967,748
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 4,719,420
Investments purchased 547,271
Investment management fees 10,110
Total liabilities 5,276,801
Net assets applicable to outstanding capital stock $47,690,947
Represented by:
Paid-in capital $52,823,157
Total distributable earnings (loss) (5,132,210)
Total - representing net assets applicable to outstanding capital stock $47,690,947
Shares outstanding 2,700,050
Net asset value per share $17.66

STATEMENT OF OPERATIONS
Year Ended October 31,2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 21
Investment Income:
Interest $1,109,367
Foreign taxes withheld (1,425)
Total income 1,107,942
Expenses:
Investment management fees 104,781
Net Investment Income 1,003,161
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (1,433,142)
Net realized loss (1,433,142)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (3,583,295)
Net change in unrealized depreciation (3,583,295)
Net realized and unrealized loss (5,016,437)
Net Decrease in net assets resulting from operations $(4,013,276)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2022
Year Ended
October 31, 2022
Year Ended
October 31,
2021
(a)
Operations
Net investment income $1,003,161 $31,350
Net realized loss (1,433,142) (10,331)
Net change in unrealized depreciation (3,583,295) (163,717)
Net decrease in net assets resulting from operations (4,013,276) (142,698)
Distributions to shareholders
Net investment income and net realized gains (976,236) –
Shareholder transactions
Proceeds from shares sold 39,388,579 –
Cost of shares redeemed (6,566,422) –
Net increase in net assets resulting from shareholder transactions 32,822,157 –
Increase (decrease) in net assets 27,832,645 (142,698)
Net Assets:
Net assets beginning of year 19,858,302 20,001,000
Net assets at end of year $47,690,947 $19,858,302
Capital stock activity
Shares outstanding, beginning of year 1,000,050 1,000,050
Subscriptions 2,050,000 –
Redemptions (350,000) –
Shares outstanding, end of year 2,700,050 1,000,050
(a) Based on operations from September 21, 2021 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2022 23
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2022 2021
(a)
Per share data
Net asset value, beginning of
period
$19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.44 0.03
Net realized and unrealized loss (2.20) (0.17)
Total from investment operations (1.76) (0.14)
Less distributions to shareholders:
Net investment income (0.44) –
Total distribution to shareholders (0.44) –
Net asset value, end of period $17.66 $19.86
Total Return at NAV (8.96)% (0.70)%
Total Return at Market (9.25)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25% 0.25%
(c)
Total net expenses
(b)(d)
0.25% 0.25%
(c)
Net investment income 2.39% 1.44%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $47,691 $19,858
Portfolio turnover 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2022
24 Strategic Beta ETFs | Annual Report 2022
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The
Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares
(without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 25
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset – and mortgage- backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
26 Strategic Beta ETFs | Annual Report 2022
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 27
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements.
The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an
18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions; interest and fee expense related to the
Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
28 Strategic Beta ETFs | Annual Report 2022
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, capital loss carryforwards and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
56,146 (56,146) -
Year Ended October 31, 2022 Period Ended October 31, 2021
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
976,236 - 976,236 - - -
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
118,316 - (1,459,762) (3,790,764)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
55,848,799 5,967 (3,796,731) (3,790,764)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 29
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $71,964,809 and $65,946,356, respectively, for the year ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2022, the cost basis of securities contributed was $27,198,614.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2022, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
1,446,692 13,070 1,459,762 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
30 Strategic Beta ETFs | Annual Report 2022
to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Strategic Beta ETFs | Annual Report 2022 31
impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
32 Strategic Beta ETFs | Annual Report 2022
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Strategic Beta ETFs | Annual Report 2022 33
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Short Duration Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Short Duration Bond ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period September 21,
2021 (commencement of operations) through October 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year ended October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period September
21, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 22, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

TRUSTEES AND OFFICERS
(Unaudited)
34 Strategic Beta ETFs | Annual Report 2022
The Board oversees the Fund's operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund's Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 35
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee)
since 2019; Director,
Apollo Commercial
Real Estate Finance,
Inc. since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to Independent Trustees of CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since
1997; former Board of
Governors, Innovation
Institute, MA Technology
Collaborative 2010-2020;
former Board of Directors,
The MA Business
Roundtable, 2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 39
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
40 Strategic Beta ETFs | Annual Report 2022
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 41
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal
Executive Officer, the Fund's other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 –
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds 2015 - 2021; officer of Columbia
Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
42 Strategic Beta ETFs | Annual Report 2022
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 43
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Short Duration Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and
June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
44 Strategic Beta ETFs | Annual Report 2022
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle
East, and Africa (EMEA) asset management business.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks, (v) the net assets of the Fund and (vi) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2022 45
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered
2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in
2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the
Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN314_10_M01_(12/22)
CET001679
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
ANNUAL REPORT
October 31, 2022
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

Thematic ETFs | Annual Report 2022

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 6
Portfolio of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statement of Changes in Net Assets 11
Financial Highlights 12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 21
Trustees and Officers 22
Approval of Investment Management Services Agreement 31
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Columbia Seligman Semiconductor and Technology ETF
(Unaudited)
Thematic ETFs | Annual Report 2022 3
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since March 2022
Shekhar Pramanick
Technology Team Member
Managed Fund since March 2022
Sanjay Devgan
Technology Team Member
Managed Fund since March 2022
Christopher Lo, CFA
Implementation Portfolio Manager
Managed Fund since March 2022
Investment objective
Columbia Seligman Semiconductor and Technology ETF (the Fund) seeks capital appreciation.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The PHLX Semiconductor Sector Index is a modified capitalization-weighted index composed of the 30 largest companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-
capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2022)
Inception Life
Market Price 03/29/22 -25.80
Net Asset Value 03/29/22 -25.60
PHLX Semiconductor Sector Index -32.21
S&P 500 Index -14.57

FUND AT A GLANCE
(continued)
Columbia Seligman Semiconductor and Technology ETF
(Unaudited)
4 Thematic ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (March 29, 2022 — October 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Portfolio breakdown (%) (at October 31, 2022 )
Common Stocks 98.0
Money Market Funds 2.0
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2022 )
Information Technology   95.9
Industrials   2.3
Communication Services   1.8
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at October 31, 2022 )
Information Technology
Application Software   7.4
Electronic Equipment & Instruments   2.5
Semiconductor Equipment   19.6
Semiconductors   60.1
Systems Software   1.6
Technology Hardware, Storage & Peripherals   4.7
Total 95.9
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
Thematic ETFs | Annual Report 2022 5
Since inception on March 29, 2022 through October 31, 2022, the Fund returned -25.60% based on net asset value
(NAV) and -25.80% based on market price. The PHLX Semiconductor Sector Index, the Fund's primary benchmark, returned -32.21% and the S&P 500 Index, measuring the broad U.S. equity market returned -14.57% during the same time period.
Market overview
Equities reversed course in 2022, erasing robust gains achieved in 2021. Lingering worries related to the COVID-19
Omicron variant were a headwind, as were fears around inflation, durability of growth and the end of more than a decade of easy monetary policy coming from the U.S Federal Reserve (Fed) and other global central banks. Volatility and risk-
off sentiment spiked as investor concerns expanded to include ramifications of a prolonged Russia-Ukraine conflict.
Commodity prices surged, particularly for oil and wheat, as the conflict in eastern Europe escalated into war and further complicated global supply chains.
Despite mostly resilient corporate earnings reports, equities continued a choppy decline. The Fed raised interest rates five times during the period (March, May, June, July and September 2022), ending at a target rate of 3.00 – 3.25% by
August 31, 2022. Investor sentiment was dominated by an increasing focus on persistent inflation, the ongoing war in
Ukraine, slowing economic growth leading to a possible recession and continued supply-chain snarls. Technology was not immune to the volatility. Many unprofitable and long-duration growth assets sank due to the specter of rising interest rates and increased cost of capital to fund future growth opportunities.
Semiconductors were broadly down during the period because select high-profile earnings reports indicated a weakness in personal computers (PCs), crypto currency and gaming. Additionally, prolonged COVID-19 lockdowns negatively impacted new sales of handsets and PCs, leading to reports of inventory correction/pricing declines in memory. While some semiconductor end markets are weak, fundamentals in other areas remain strong, yet semiconductor stocks were uniformly down on the expectation of weakness everywhere.
The Fund’s notable contributors during the period
The Fund’s outperformance of its primary benchmark during the period was driven by strong stock selection.
The Fund’s allocations to semiconductor-related names in the software, technology hardware and interactive media industries also benefited Fund results versus the benchmark.
Top individual contributors to relative performance during the period included Analog Devices, Inc., GlobalFoundries,
Inc., Advanced Energy Industries, Inc., Marvell Technology, Inc. and Micron Technology, Inc.
The Fund’s notable detractors during the period
The Fund commenced operations on March 29, 2022. As the portfolio was becoming fully invested, the portfolio’s higher cash exposure lagged the benchmark return and detracted from relative returns.
Top individual detractors to relative performance during the period included Synaptics, Inc., Texas Instruments
Incorporated, Monolithic Power Systems, Inc., Semtech Corporation and SMART Global Holdings, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
6 Thematic ETFs | Annual Report 2022
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2022 — October 31, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Seligman Semiconductor and
Technology ETF 1,000.00 1,000.00 862.10 1,021.42 3.52 3.82 0.75

PORTFOLIO OF INVESTMENTS
October 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic ETFs | Annual Report 2022 7
Notes to Portfolio of Investments
Common Stocks 98.1%
Issuer Shares Value ($)
Communication Services  1.8%
Interactive Media & Services 1.8%
Alphabet, Inc. Class C
(a)
2,321 219,706
Total Communication Services 219,706
Industrials  2.3%
Electrical Equipment 2.3%
Bloom Energy Corp. Class A
(a)
14,826 277,395
Total Industrials 277,395
Information Technology  94.0%
Electronic Equipment, Instruments & Components 2.4%
Advanced Energy Industries, Inc. 3,760 295,724
Semiconductors & Semiconductor Equipment 78.2%
Advanced Micro Devices, Inc.
(a)
1,080 64,865
Analog Devices, Inc. 3,822 545,094
Applied Materials, Inc. 4,590 405,251
Broadcom, Inc. 1,337 628,550
Diodes, Inc.
(a)
1,370 98,188
Entegris, Inc. 630 49,984
GLOBALFOUNDRIES, Inc.
(a)
9,602 544,433
Ichor Holdings Ltd.
(a)
2,306 58,665
indie Semiconductor, Inc. Class A
(a)
24,634 192,638
Intel Corp. 9,949 282,850
KLA Corp. 1,642 519,611
Lam Research Corp. 2,096 848,419
Marvell Technology, Inc. 9,538 378,468
MaxLinear, Inc.
(a)
2,180 67,318
Microchip Technology, Inc. 8,743 539,793
Micron Technology, Inc. 7,703 416,732
MKS Instruments, Inc. 816 67,034
NXP Semiconductors NV 3,006 439,116
ON Semiconductor Corp.
(a)
5,598 343,885
Qorvo, Inc.
(a)
4,107 353,531
QUALCOMM, Inc. 3,147 370,276
Rambus, Inc.
(a)
12,355 372,627
Common Stocks (continued)
Issuer Shares Value ($)
Semtech Corp.
(a)
1,233 34,142
Silicon Laboratories, Inc.
(a)
1,094 125,723
Skyworks Solutions, Inc. 2,179 187,416
SMART Global Holdings, Inc.
(a)
9,504 128,589
STMicroelectronics NV 6,023 187,436
Synaptics, Inc.
(a)
3,845 340,667
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 4,006 246,569
Teradyne, Inc. 4,966 403,984
Texas Instruments, Inc. 455 73,087
Tower Semiconductor Ltd.
(a)
6,608 282,558
Total 9,597,499
Software 8.8%
Adeia, Inc. 11,539 129,006
Cadence Design Systems, Inc.
(a)
2,738 414,506
Synopsys, Inc.
(a)
1,642 480,367
Xperi, Inc.
(a)
4,615 64,471
Total 1,088,350
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 1,655 253,778
Western Digital Corp.
(a)
9,003 309,433
Total 563,211
Total Information Technology 11,544,784
Total Common Stocks
(Cost $13,920,387) 12,041,885
Money Market Funds 2.0%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.103%
(b)
242,959 242,959
Total Money Market Funds
(Cost $242,959) 242,959
Total Investments in Securities
(Cost $14,163,346) 12,284,844
Other Assets & Liabilities, Net (6,577)
Net Assets 12,278,267
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Thematic ETFs | Annual Report 2022
Fair Value Measurements (continued)
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 219,706 – – 219,706
Industrials 277,395 – – 277,395
Information Technology 11,544,784 – – 11,544,784
Total Common Stocks 12,041,885 – – 12,041,885
Money Market Funds 242,959 – – 242,959
Total Investments in Securities 12,284,844 – – 12,284,844
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic ETFs | Annual Report 2022 9
Assets
Investments in securities, at value
Unaffiliated issuers (cost $14,163,346) $12,284,844
Receivable for:
Dividends 1,089
Total assets 12,285,933
Liabilities
Payable for:
Investment management fees 7,666
Total liabilities 7,666
Net assets applicable to outstanding capital stock $12,278,267
Represented by:
Paid-in capital $14,449,137
Total distributable earnings (loss) (2,170,870)
Total - representing net assets applicable to outstanding capital stock $12,278,267
Shares outstanding 825,050
Net asset value per share $14.88

STATEMENT OF OPERATIONS
For the period from March 29, 2022 (commencement of operations) through October 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Thematic ETFs | Annual Report 2022
Investment Income:
Dividends - unaffiliated issuers $49,862
Foreign taxes withheld (1,219)
Total income 48,643
Expenses:
Investment management fees 43,546
Net Investment Income 5,097
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (297,465)
Net realized loss (297,465)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (1,878,502)
Net change in unrealized depreciation (1,878,502)
Net realized and unrealized loss (2,175,967)
Net Decrease in net assets resulting from operations $(2,170,870)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic ETFs | Annual Report 2022 11
Year Ended
October 31,
2022
(a)
Operations
Net investment income $5,097
Net realized loss (297,465)
Net change in unrealized depreciation (1,878,502)
Net decrease in net assets resulting from operations (2,170,870)
Shareholder transactions
Proceeds from shares sold 9,448,137
Net increase in net assets resulting from shareholder transactions 9,448,137
Increase in net assets 7,277,267
Net Assets:
Net assets beginning of period 5,001,000
Net assets at end of period $12,278,267
Capital stock activity
Shares outstanding, beginning of period 250,050
Subscriptions 575,000
Shares outstanding, end of period 825,050
(a) Based on operations from March 29, 2022 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Thematic ETFs | Annual Report 2022
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October
31,
2022
(a)
Per share data
Net asset value, beginning of
year
$20.00
Income (loss) from investment operations:
Net investment income 0.00
(b)
Net realized and unrealized loss (5.12)
Total from investment operations (5.12)
Net asset value, end of year $14.88
Total Return at NAV (25.60)%
Total Return at Market (25.80)%
Ratios to average net assets:
Total gross expenses
(c)
0.75%
(d)
Total net expenses
(c)(e)
0.75%
(d)
Net investment income 0.09%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $12,278
Portfolio turnover 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2022
Thematic ETFs | Annual Report 2022 13
Note 1. Organization
Columbia Seligman Semiconductor and Technology ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
On March 25, 2022, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 in the Fund, which represented the initial capital for the Fund at $20 per share. On March 28, 2022, Wells Fargo Securities LLC invested $5,000,000 of cash in the
Fund at $20 per share. Shares of the Fund were first offered to the public on March 30, 2022.
These financial statements cover the period from March 29, 2022 (commencement of operations) through October 31,
2022.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
14 Thematic ETFs | Annual Report 2022
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Thematic ETFs | Annual Report 2022 15
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements.
The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an
18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
16 Thematic ETFs | Annual Report 2022
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31,2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses and capital loss carryforwards. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets in the Statement of Assets and Liabilities.
Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
For the year ended October 31, 2022, there were no distributions.
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
74,783 - (127,556) (2,118,097)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
14,402,941 55,835 (2,173,932) (2,118,097)
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
127,556 - 127,556 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Thematic ETFs | Annual Report 2022 17
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $7,758,385 and $1,743,357, respectively, for the year ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2022, the cost basis of securities contributed was $8,203,186.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2022, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2022.
Note 8. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Semiconductor and semiconductor equipment industry risk
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
18 Thematic ETFs | Annual Report 2022
from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful;
and thin capitalization and limited product lines, markets, financial resources or quality management and personnel.
These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies.
The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
Thematic ETFs | Annual Report 2022 19
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Tracking basket structure risk
The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market.
Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking
Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-
running(trading ahead) or free-riding (mirroring) the Fund’s strategy.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2022
20 Thematic ETFs | Annual Report 2022
affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Thematic ETFs | Annual Report 2022 21
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Seligman Semiconductor and Technology
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Seligman Semiconductor and Technology ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of October 31, 2022, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 29, 2022 (commencement of operations) through October
31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the period March 29, 2022 (commencement of operations) through
October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 22, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

TRUSTEES AND OFFICERS
(Unaudited)
22 Thematic ETFs | Annual Report 2022
The Board oversees the Fund's operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund's Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2022 23
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee)
since 2019; Director,
Apollo Commercial
Real Estate Finance,
Inc. since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to Independent Trustees of CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
24 Thematic ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since
1997; former Board of
Governors, Innovation
Institute, MA Technology
Collaborative 2010-2020;
former Board of Directors,
The MA Business
Roundtable, 2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2022 25
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
26 Thematic ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2022 27
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
28 Thematic ETFs | Annual Report 2022
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June
2021
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
since April 2015;
President and Principal
Executive Officer of the Columbia
Funds since June 2021; officer
of Columbia Funds and affiliated
funds, 2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2022 29
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal
Executive Officer, the Fund's other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 –
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds 2015 - 2021; officer of Columbia
Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
30 Thematic ETFs | Annual Report 2022
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Thematic ETFs | Annual Report 2022 31
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Seligman Semiconductor and Technology ETF (the Fund).
Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia
Funds).
On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and
June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the Fund’s management fees and total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
32 Thematic ETFs | Annual Report 2022
processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle
East, and Africa (EMEA) asset management business.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
Because the Fund had recently commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. In connection with its next review and consideration of the continuation of the IMS Agreement, the Board expects to consider the overall investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-
party data provider, and a benchmark.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the unitary management fee was in alignment with the median net expense ratio of peer funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Thematic ETFs | Annual Report 2022 33
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the expected profitability of the Investment Manager and its affiliates in connection with the
Investment Manager providing management services to the Fund. With respect to the profitability of the Investment
Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment
Manager and Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment
Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN321_10_M01_(12/22)
CET001682
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)

During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton and Sandra L. Yeager, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the eight series of the registrant whose reports to stockholders are included in this annual filing. One fund commenced operations in 2022.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2022 and October 31, 2021 are approximately as follows:

2022	2021
$117,500	$94,300

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2022 and October 31, 2021 are approximately as follows:

2022	2021
$0	$12,400

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended October 31, 2022 and October 31, 2021, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2022 and October 31, 2021 are approximately as follows:

2022	2021
$57,700	$0

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2022 and October 31, 2021, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2022 and October 31, 2021 are approximately as follows:

2022	2021
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended October 31, 2022 and October 31, 2021, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2022 and October 31, 2021 are approximately as follows:

2022	2021
$57,700	$12,400

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board’s independent Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager are all members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 22, 2022

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 22, 2022

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 22, 2022